UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
BlackRock Liquid Environmentally Aware Fund
BlackRock Short Obligations Fund
BlackRock Total Factor Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 01/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
January 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.47% 17.25%
U.S. small cap equities
(Russell 2000
®
Index)
40.89 30.17
International equities
(MSCI Europe, Australasia,
Far East Index)
17.58 8.94
Emerging market equities
(MSCI Emerging Markets
Index)
24.07 27.89
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.54
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.56) 4.91
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(0.91) 4.72
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.06 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
6.72 7.38
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
In the second half of 2020 and onset of 2021, the Federal Open Market Committee (the “FOMC”) left the range for the Federal Funds target rate unchanged at 0.00%--0.25%.
The Fed continued to pledge its support to markets and, as a result, front-end credit markets remained calm.
At the (“virtual”) Jackson Hole Symposium in August 2020, Fed Chair Jerome Powell announced a notable shift in the FOMC’s approach to employment and inflation goals.
The “Statement on Longer Run Goals and Monetary Policy Strategy” reflected the FOMC’s “appreciation for the benefits of a strong labor market, particularly for many in low and moderate income communities, and that a robust job market can be sustained without causing an unwelcome increase in inflation." On its price stability objective, the
FOMC stated that it “seeks to achieve inflation that averages 2% over time," whereby “appropriate monetary policy will likely aim to achieve inflation moderately above 2%
for some time following persistent periods when inflation is below that level.”
The fourth quarter 2020 was highlighted by positive news about the efficacy of various COVID-19 vaccines, the conclusion of the U.S. Presidential election, and a request by
U.S. Treasury Secretary Steven Mnuchin to extend a limited number of pandemic support facilities that had been scheduled to expire at the end of December 2020.
During the fourth quarter 2020, the three-month London Interbank Offered Rate overnight indexed swap spread--a gauge of stress in the financial system--trended modestly above its 12-month low of 0.12%. A shift by the U.S. Treasury to focus on longer-dated issuance is expected to weigh heavily on the supply of outstanding U.S. Treasury bills, which anchor supply in the U.S. money markets. U.S. Treasury bill issuance in the first half of 2021 may be constrained unless the U.S. Congress takes a proactive approach to address the expiration of the suspension of the debt ceiling, in combination with an eventual drawdown of U.S. Treasury cash balances held at the Fed.
With a new administration in the White House and a Democratic majority in the House and Senate (Vice President Harris as the 51st vote), the calls grew louder for additional relief in the form of a $1-$2 trillion support package. The January 2021 FOMC statement associated with its meeting was modified to acknowledge that “the pace of the recovery in economic activity and employment has moderated in recent months, with weakness concentrated in the sectors most adversely affected by the pandemic.” It was also noted that “the path of the economy will depend significantly on the course of the virus, including progress on vaccinations.”
While conditions stabilized during the second half of 2020 and into 2021, we are mindful the economy is still on the mend and thus we maintain a bias toward higher quality issuers of commercial paper, certificates of deposit and short corporate notes with a particular bias to those issuers expected to maintain credit rating stability and certainly those credits exhibiting better-than-average environmental factors and ratings. Moreover, our focus heading into year-end 2020 was to build a sizeable liquidity buffer in preparation for potential spread volatility. Both credit spreads and rates were approaching historic lows as the buildup of liquidity continued unchecked.
Based on recent communications, we believe the FOMC is likely to keep the interest rate policy on hold for the foreseeable future and “the path of the economy will depend significantly on the course of the virus, including progress on vaccinations.”
The market appears to be largely taking a “wait and see” approach regarding additional U.S. Treasury bill supply, contributing to a minimal slope in the U.S. Treasury bill curve. We believe the ultimate size and timing of the next round of federal relief measures could be affected by the extent of bipartisan support for additional spending.
With respect to BlackRock Liquid Environmentally Aware Fund, we continue to believe green issuance, including climate transition or target-based issuance, will increase in the coming years.
In our view, the Fed will continue to monitor market conditions and provide liquidity to the banking system as needed to ensure adequate control of short-term interest rates.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of January 31, 2021
5
Fund Information
BlackRock Liquid Environmentally Aware Fund
Investment Objective
BlackRock Liquid Environmentally Aware Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on August
1, 2020 and held through January 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Example
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Direct .................................. 0.06 0.06
Investor A ............................... 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 36%
Repurchase Agreements ............................... 27
U.S. Treasury Obligations .............................. 13
Certificates of Deposit ................................. 11
Time Deposits ...................................... 6
Municipal Bonds .................................... 5
U.S. Government Sponsored Agency Obligations .............. 1
Other Assets Less Liabilities ............................ 1
Actual Hypothetical
(a)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,000.20 $ 1.01 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
Direct ................................... 1,000.00 1,000.50 0.71 1,000.00 1,024.50 0.71 0.14
Investor A ................................ 1,000.00 1,000.10 1.06 1,000.00 1,024.15 1.07 0.21
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Environmentally Aware Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Par (000) Value
Municipal Bonds — 5.3%
Arizona - 1.9%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(a)(b)(c)
Series 2020-MIZ9031, RB, VRDN,
0.54%, 03/05/21 ................ USD 5,000 $ 5,000,000
Series 2020-MIZ9037, RB, VRDN,
0.54%, 03/05/21 ................ 10,000 10,000,000
Series 2020-MIZ9045, RB, VRDN,
0.54%, 03/05/21 ................ 8,750 8,750,000
23,750,000
California - 1.5%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(a)(b)(c)
Series 2020-MIZ9014, RB, VRDN,
0.52%, 03/05/21 ................ 15,000 15,000,000
Series 2020-MIZ9048, RB, VRDN,
0.54%, 03/05/21 ................ 5,000 5,000,000
20,000,000
Colorado - 0.4%
Colorado Housing and Finance Authority, Series
2020C-2, RB, VRDN, 0.11%, 02/05/21
(b)
.. 5,600 5,600,000
Massachusetts - 0.0%
Commonwealth of Massachusetts, Series
2020C, GO, 0.25%, 06/17/21 .......... 1,170 1,170,053
Other - 0.2%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN,
0.33%, 02/05/21
(a)(b)(c)
............... 2,070 2,070,000
Rhode Island - 1.3%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(a)(b)(c)
Series 2020-MIZ9023, RB, VRDN,
0.52%, 03/05/21 ................ 8,955 8,955,000
Series 2021-MIZ9056, RB, VRDN,
0.52%, 03/05/21 ................ 8,550 8,550,000
17,505,000
Total Municipal Bonds — 5.3%
(Cost: $70,095,000) ............................... 70,095,053
U.S. Government Sponsored Agency Obligations — 0.8%
Agency Obligations — 0.8%
United States International Development
Finance Corp. Variable Rate Notes
(d)
:
(3 Month Treasury Bill Rate + 0.00%),
0.11%, 02/05/21 ................ 2,500 2,500,000
(3 Month Treasury Bill Rate + 0.00%),
0.12%, 02/05/21 ................ 7,833 7,833,333
10,333,333
Total U.S. Government Sponsored Agency Obligations — 0.8%
(Cost: $10,333,333) ............................... 10,333,333
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations — 13.1%
U.S. Treasury Bills
(e)
:
0.06%, 03/30/21 .................. USD 25,000 $ 24,997,526
0.07%, 04/08/21 .................. 35,000 34,995,669
0.06%, 04/22/21 .................. 75,000 74,990,000
0.08%, 05/20/21 .................. 25,000 24,994,281
0.09%, 11/04/21 .................. 15,000 14,990,225
Total U.S. Treasury Obligations — 13.1%
(Cost: $174,946,587) .............................. 174,967,701
Certificates of Deposit — 11.1%
Domestic — 2.0%
Bank of America NA
(d)
:
(LIBOR USD 3 Month + 0.05%),
0.29%, 10/01/21 ................ 1,750 1,750,056
(SOFR + 0.26%), 0.30%, 01/10/22 ...... 2,600 2,600,074
Citibank NA:
0.27%, 06/14/21 .................. 7,500 7,503,649
0.25%, 09/08/21 .................. 10,000 10,003,376
Svenska Handelsbanken AB:
1.15%, 03/03/21 .................. 2,500 2,502,422
(LIBOR USD 3 Month + 0.11%),
0.33%, 06/16/21
(d)
............... 2,500 2,501,374
26,860,951
Euro — 0.4%
Credit Industriel et Commercial SA,
1.72%, 02/12/21
(e)
................. 5,000 4,999,747
Yankee — 8.7%
(f)
Bank of Montreal, Chicago
(d)
:
(LIBOR USD 3 Month + 0.12%),
0.36%, 06/24/21 ................ 2,500 2,501,360
(LIBOR USD 3 Month + 0.04%),
0.28%, 10/06/21 ................ 5,000 5,001,686
(LIBOR USD 3 Month + 0.11%),
0.34%, 12/13/21 ................ 7,500 7,506,472
(LIBOR USD 3 Month + 0.05%),
0.27%, 02/23/22 ................ 5,000 5,000,000
BNP Paribas SA, New York, (SOFR + 0.25%),
0.29%, 02/05/21
(d)
................. 6,200 6,200,253
Canadian Imperial Bank of Commerce, New
York
(d)
:
(LIBOR USD 3 Month + 0.05%),
0.27%, 09/13/21 ................ 5,000 5,000,613
(LIBOR USD 3 Month + 0.11%),
0.34%, 01/14/22 ................ 25,000 25,011,821
Credit Industriel et Commercial SA, New
York, (LIBOR USD 3 Month + 0.07%),
0.28%, 02/01/21
(d)
................. 5,000 5,000,000
Credit Suisse AG, New York, 0.34%, 11/09/21 . 7,500 7,506,723
Royal Bank of Canada, New York:
0.43%, 07/26/21 .................. 2,500 2,504,929
(LIBOR USD 3 Month + 0.09%),
0.31%, 12/10/21
(d)
............... 20,000 20,013,582
Standard Chartered Bank, New York, (LIBOR
USD 3 Month + 0.10%), 0.31%, 05/07/21
(d)
15,000 15,003,523
Toronto-Dominion Bank, New York:
1.13%, 04/14/21 .................. 5,000 5,010,454
0.43%, 07/28/21 .................. 5,000 5,006,495
116,267,911
Total Certificates of Deposit — 11.1%
(Cost: $148,048,615) .............................. 148,128,609

BlackRock Liquid Environmentally Aware Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Pa r (000) Value
Commercial Paper — 35.1%
Alpine Securitization LLC, 0.17%
,
03/05/21
(d)
. USD 18,000 $ 17,995,852
Alpine Securitization Ltd.
(c)
:
0.25%, 03/05/21 .................. 5,000 5,000,791
0.26%, 03/05/21 .................. 9,500 9,501,716
0.19%, 04/01/21
(e)
................. 5,000 4,998,355
Antalis SA, 0.21%
,
06/09/21
(e)
........... 13,000 12,990,350
Atlantic Asset Securitization LLC
(d)
:
(LIBOR USD 1 Month + 0.05%), 0.17%,
02/26/21 ..................... 2,500 2,500,048
(LIBOR USD 1 Month + 0.09%), 0.21%,
03/02/21 ..................... 4,000 4,000,559
Australia & New Zealand Banking Group Ltd.
(e)
:
0.11%, 03/09/21 .................. 7,500 7,499,106
0.17%, 06/09/21 .................. 7,500 7,495,443
BPCE SA:
0.21%, 12/01/21
(e)
................. 17,500 17,468,296
Canadian Imperial Bank of Commerce, (LIBOR
USD 3 Month + 0.14%), 0.39%
,
06/28/21
(d)
10,000 10,005,673
Cargill Global Funding plc, 0.09%
,
02/01/21
(e)
. 15,000 14,999,888
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.09%), 0.31%
,
05/28/21
(d)
.... 20,000 20,007,085
DNB Bank ASA, (LIBOR USD 3 Month +
0.04%), 0.25%
,
08/11/21
(d)
........... 3,000 3,000,944
Goldman Sachs International, 0.14%
,
03/17/21
(e)
...................... 10,000 9,998,159
HSBC Bank plc, (LIBOR USD 3 Month +
0.14%), 0.37%
,
09/02/21
(d)
........... 17,000 17,010,793
ING US Funding LLC, 0.14%
,
12/14/21
(e)
.... 5,000 4,993,797
Kingdom of Denmark, 0.08%
,
02/24/21
(e)
.... 32,500 32,498,146
Kreditanstalt fuer Wiederaufbau , 0.08%
,
02/02/21
(e)
...................... 10,000 9,999,911
Lloyds Bank plc, (SOFR + 0.20%), 0.29%
,
05/17/21
(d)
...................... 7,500 7,501,770
Mackinac Funding Co. LLC, 0.26%
,
04/15/21
(e)
7,500 7,495,883
Manhattan Asset Funding Co. LLC, 0.19%
,
04/20/21
(e)
...................... 7,370 7,366,949
Mitsubishi UFJ Trust & Banking Corp., 0.12%
,
02/22/21
(e)
...................... 3,500 3,499,715
National Australia Bank Ltd.:
0.11%, 06/15/21
(e)
................. 15,500 15,493,747
(LIBOR USD 3 Month + 0.12%), 0.35%,
07/08/21
(d)
.................... 10,000 10,006,206
Natixis SA, 0.15%
,
05/18/21
(e)
........... 7,500 7,496,753
Old Line Funding LLC
(e)
:
0.15%, 02/22/21 .................. 25,000 24,997,517
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.19%, 05/18/21 .................. USD 24,000 $ 23,986,484
Societe Generale SA, 0.19%
,
06/02/21
(e)
.... 5,000 4,996,711
Swedbank AB, 0.14%
,
05/03/21
(e)
......... 15,000 14,994,477
Toronto-Dominion Bank (The), 0.12%
,
05/06/21
(e)
...................... 30,000 29,990,704
UBS AG
(d)
:
1.33%, 03/02/21 .................. 10,000 9,997,060
(LIBOR USD 3 Month + 0.17%), 0.39%,
07/09/21 ..................... 17,500 17,504,012
(LIBOR USD 3 Month + 0.10%), 0.33%,
11/05/21 ..................... 10,000 10,000,000
(LIBOR USD 3 Month + 0.17%), 0.40%,
12/02/21 ..................... 5,000 5,002,065
Versailles Commercial Paper LLC, 0.18%
,
04/12/21
(c)(e)
..................... 6,800 6,797,532
Westpac Banking Corp.:
(US Federal Funds Effective Rate
(continuous series) + 0.17%), 0.24%,
02/19/21
(d)
.................... 5,000 5,000,141
0.15%, 04/05/21
(e)
................. 30,000 29,991,640
(LIBOR USD 3 Month + 0.09%), 0.32%,
06/04/21
(d)
.................... 5,000 5,001,832
(LIBOR USD 3 Month + 0.12%), 0.36%,
07/02/21
(d)
.................... 10,000 10,005,791
Total Commercial Paper — 35.1%
(Cost: $468,975,744) .............................. 469,091,901
Time Deposits — 6.2%
Canadian Imperial Bank of Commerce,
0.07%, 02/01/21 .................. 25,000 25,000,000
Credit Agricole Corporate and Investment Bank
SA, 0.07%, 02/01/21 ............... 19,096 19,096,000
Mizuho Bank Ltd., 0.08%, 02/01/21 ........ 13,000 13,000,000
Royal Bank of Canada, 0.07%, 02/01/21 .... 25,000 25,000,000
Total Time Deposits — 6.2%
(Cost: $82,096,000) ............................... 82,096,000
Total Repurchase Agreements — 27.4%
(Cost: $365,000,000) .............................. 365,000,000
Total Investments — 99.0%
(Cost: $1,319,495,279 )
(g)
........................... 1,319,712,597
Other Assets Less Liabilities — 1.0% .................... 13,196,999
Net Assets — 100.0% ............................... $ 1,332,909,596
(a)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Rates are the current rate or a range of current rates as of period end.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Cost for U.S. federal income tax purposes.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Environmentally Aware Fund
8
Schedule of Investments
(unaudited) (continued)
January 31, 2021
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.06% 01/29/21 02/01/21 $ 85,000 $ 85,000 $ 85,000,425
U.S. Government
Sponsored Agency
Obligations, 0.38% to
2.70%, due 07/21/25 to
12/28/37 ......... $ 84,824,000 $ 86,700,639
$ – $ –
BMO Capital Markets
Corp. ............ 0.06 01/29/21 02/01/21 120,000 120,000 120,000,600
U.S. Government
Sponsored Agency
Obligations, 0.00% to
19.95%, due 02/25/22
to 06/20/70 ....... 2,999,912,954 125,518,635
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.06 01/29/21 02/01/21 79,000 79,000 79,000,395
U.S. Treasury
Obligation, 0.63%, due
07/15/21 ......... 68,589,400 80,580,077
$ – $ –
JP Morgan Securities LLC 0.04 01/29/21 02/01/21 8,000 8,000 8,000,027
U.S. Treasury
Obligations, 0.00% to
1.75%, due 10/31/21 to
02/15/39 ......... 7,935,800 8,160,005
0.06 01/29/21 02/01/21 73,000 73,000 73,000,365
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
01/20/51 ......... 71,516,691 74,460,000
$ – $ –
$ 81,000 $ 82,620,005
$ – $ –
$ 365,000 $ 375,419,356
$ – $ –
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities .......................................
$ — $ 1,319,712,597 $ — $ 1,319,712,597

Statement of Assets and Liabilities
(unaudited)

January 31, 2021
9
Financial Statements
See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
ASSETS
Investments at value — unaffiliated (cost — $954,495,279) .............................................................................. $ 954,712,597
Cash ................................................................................................................. 13,013,993
Repurchase agreements at value (cost — $365,000,000) .............................................................................. 365,000,000
Receivables: –
Capital shares sold ....................................................................................................... 120
Interest — unaffiliated ..................................................................................................... 279,185
From the Manager ....................................................................................................... 39,616
Prepaid expenses ......................................................................................................... 156,871
Total assets .............................................................................................................
1,333,202,382
LIABILITIES
Payables: –
Accounting services fees ................................................................................................... 24,200
Administration fees ....................................................................................................... 68,781
Income dividend distributions ................................................................................................ 16,727
Investment advisory fees .................................................................................................. 120,760
Trustees' and Officer's fees ................................................................................................. 5,657
Professional fees ........................................................................................................ 17,738
Other accrued expenses ................................................................................................... 38,923
Total liabilities ............................................................................................................
292,786
NET ASSETS ............................................................................................................
$ 1,332,909,596
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 1,332,582,872
Accumulated earnings ...................................................................................................... 326,724
NET ASSETS ............................................................................................................
$ 1,332,909,596

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 333,660,425
Shares outstanding .................................................................................................
333,475,590
Net asset value ....................................................................................................
$ 1.00 06
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Direct
Net assets ........................................................................................................
$ 998,963,030
Shares outstanding .................................................................................................
998,407,221
Net asset value ....................................................................................................
$ 1.00 06
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 286,141
Shares outstanding .................................................................................................
285,976
Net asset value ....................................................................................................
$ 1.00 06
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2021
11
Financial Statements
See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated .................................................................................................... $ 1,860,533
Total investment income .....................................................................................................
1,860,533
EXPENSES
Investment advisory ...................................................................................................... 657,182
Administration — class specific .............................................................................................. 353,908
Registration ........................................................................................................... 78,799
Professional ........................................................................................................... 37,500
Accounting services ...................................................................................................... 35,306
Custodian ............................................................................................................. 13,612
Printing and postage ..................................................................................................... 10,197
Trustees and Officer ...................................................................................................... 8,724
Transfer agent — class specific .............................................................................................. 689
Service — class specific ................................................................................................... 363
Miscellaneous .......................................................................................................... 41,100
Total expenses ...........................................................................................................
1,237,380
Less: –
Administration fees waived — class specific ...................................................................................... (335)
Fees waived and/or reimbursed by the Manager ................................................................................... (225,239)
Service and distribution fees waived and/or reimbursed — class specific ................................................................... (350)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (689)
Total expenses after fees waived and/or reimbursed ..................................................................................
1,010,767
Net investment income ......................................................................................................
849,766
REALIZED AND UNREALIZED GAIN (LOSS) $ (412,225)
Net realized gain from investments ............................................................................................ 6,334
Net change in unrealized depreciation on investments ............................................................................... (418,558)
Net realized and unrealized loss ................................................................................................
(412,224)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 437,542

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 849,766 $ 10,596,707
Net realized gain .................................................................................. 6,334 126,640
Net change in unrealized appreciation (depreciation) .......................................................... (418,558) 603,140
Net increase in net assets resulting from operations .............................................................
437,542 11,326,487
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (161,715) (1,621,385)
Direct ........................................................................................ (846,923) (8,974,136)
Investor A ..................................................................................... (147) (2,638)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,008,785) (10,598,159)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
218,550,565 714,271,870
NET ASSETS
Total increase in net assets ............................................................................. 217,979,322 715,000,198
Beginning of period .................................................................................. 1,114,930,274 399,930,076
End of period ......................................................................................
$ 1,332,909,596 $ 1,114,930,274
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
See notes to financial statements.
BlackRock Liquid Environmentally Aware Fund
Institutional
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/2020
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ...........................................................
$ 1.0010 $ 1.0001 $ 1.0000
Net investment income
(b)
...................................................................
0.0004 0.0116 0.0072
Net realized and unrealized gain (loss) .........................................................
(0.0003) 0.0021 0.0002
Net increase from investment operations ..........................................................
0.000 1 0.0137 0.0074
Distributions
(c)
– – –
From net investment income ................................................................
(0.0004) (0.0128) (0.0073)
From net realized gain .....................................................................
(0.0001) (0.0000)
(d)
—
Total distributions .........................................................................
(0.0005) (0.0128) (0.0073)
Net asset value, end of period ................................................................
$ 1.000 6 $ 1.0010 $ 1.0001
Total Return
(e)
0.02% 1.38% 0.75%
Based on net asset value ....................................................................
0.02%
(f)
1.38% 0.75%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.23%
(g)
0.28% 0.30%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.20%
(g)
0.21% 0.19%
(g)
Net investment income .....................................................................
0.08%
(g)
1.16% 2.30%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 333,660 $ 227,698 $ 65,788
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Liquid Environmentally Aware Fund
Direct
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/2020
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ...........................................................
$ 1.0010 $ 1.0001 $ 1.0000
Net investment income
(b)
...................................................................
0.0007 0.0125 0.0076
Net realized and unrealized gain (loss) .........................................................
(0.0003) 0.0021 0.0001
Net increase from investment operations ..........................................................
0.000 4 0.0146 0.0077
Distributions
(c)
– – –
From net investment income ................................................................
(0.0007) (0.0137) (0.0076)
From net realized gain .....................................................................
(0.0001) (0.0000)
(d)
—
Total distributions .........................................................................
(0.0008) (0.0137) (0.0076)
Net asset value, end of period ................................................................
$ 1.000 6 $ 1.0010 $ 1.0001
Total Return
(e)
0.05% 1.47% 0.78%
Based on net asset value ....................................................................
0.05%
(f)
1.47% 0.78%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.17%
(g)
0.19% 0.22%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.14%
(g)
0.12% 0.09%
(g)
Net investment income .....................................................................
0.14%
(g)
1.25% 2.45%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 998,963 $ 886,881 $ 333,890
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
See notes to financial statements.
BlackRock Liquid Environmentally Aware Fund
Investor A
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/2020
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ...........................................................
$ 1.0010 $ 1.0001 $ 1.0000
Net investment income
(b)
...................................................................
0.0004 0.0098 0.0066
Net realized and unrealized gain (loss) .........................................................
(0.0003) 0.0015 0.0001
Net increase from investment operations ..........................................................
0.000 1 0.0113 0.0067
Distributions
(c)
– – –
From net investment income ................................................................
(0.0004) (0.0104) (0.0066)
From net realized gain .....................................................................
(0.0001) (0.0000)
(d)
—
Total distributions .........................................................................
(0.0005) (0.0104) (0.0066)
Net asset value, end of period ................................................................
$ 1.000 6 $ 1.0010 $ 1.0001
Total Return
(e)
0.01% 1.13% 0.67%
Based on net asset value ....................................................................
0.01%
(f)
1.13% 0.67%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.55%
(g)
0.56% 0.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.21%
(g)
0.45% 0.44%
(g)
Net investment income .....................................................................
0.08%
(g)
0.98% 2.10%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 286 $ 351 $ 252
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
16
ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Direct Shares are generally only available to investors on eligible electronic platforms. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
The Fund prices and transacts its shares at a net asset value ("NAV") per share calculated to four decimal places, reflecting market-based values of its portfolio holdings
(i.e., at a “floating” NAV).
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Direct Shares .............................................. No No None
Investor A Shares ............................................ No No None

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund’s net assets.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fees compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2021, the class specific service fees borne directly by Investor A Shares were $363.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.10% of the average daily net assets for Institutional Shares and Investor A Shares and 0.04% of the average daily net assets for Direct Shares.
For the six months ended January 31, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit miscellaneous other expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are 0.00% for the
Institutional, Investor A and Direct Shares .
The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2031, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2021, the Manager waived and/or reimbursed $225,239, which is included in fees waived and/or reimbursed by the
Manager and $689, which is included in transfer agent fees waived and/or reimbursed - class specific, respectively, in the Statement of Operations.
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as administration fees waived — class specific and service and distribution fees waived and/or reimbursed - class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.
In addition, these amounts are included in administration fees waived — class specific and service and distribution fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2021, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Institutional ....................................................................................................... $ 151,576
Direct ........................................................................................................... 202,187
Investor A ........................................................................................................ 145
$ 353,908
Institutional ....................................................................................................... $ 374
Direct ........................................................................................................... 213
Investor A ........................................................................................................ 102
$ 689
Fund Name/Share Class
Administration Fees
Waived
Service and Distribution
Fees Waived and/or
Reimbursed
BlackRock Liquid Environmentally Aware Fund
Institutional .................................................................................... $ 335 $ —
Investor A ..................................................................................... — 350
$ 335 $ 350

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for the Fund were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class were as follows:
As of January 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/21
Year Ended
07/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
524,628,770 $ 524,950,700 410,552,899 $ 410,794,281
Shares issued in reinvestment of distributions ........................
132,251 132,489 1,290,760 1,291,293
Shares redeemed .........................................
(418,758,802) (418,993,157) (250,151,802) (250,259,085)
Net increase ...............................................
106,002,219 $ 106,090,032 161,691,857 $ 161,826,489
Direct
Shares sold .............................................
183,940,243 $ 184,094,166 722,335,509 $ 722,541,326
Shares issued in reinvestment of distributions ........................
586,031 586,462 5,035,223 5,037,371
Shares redeemed .........................................
(72,111,705) (72,155,214) (175,230,492) (175,232,603)
Net increase ...............................................
112,414,569 $ 112,525,414 552,140,240 $ 552,346,094
Investor A
Shares sold .............................................
— $ — 100,336 $ 100,449
Shares issued in reinvestment of distributions ........................
4 4 1,426 1,427
Shares redeemed .........................................
(64,846) (64,885) (2,587) (2,589)
Net increase (decrease) .......................................
(64,842) $ (64,881) 99,175 $ 99,287
Total Net Increase
218,351,946 $ 218,550,565 713,931,272 $ 714,271,870
Institutional ....................................................................................................... 253,456
Direct ........................................................................................................... 249,500,000
Investor A ........................................................................................................ 253,048

Additional Information
21
Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
22
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report
23
Glossary of Terms Used in This Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
LEAF-1/21-SAR

January 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Short Obligations Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.47% 17.25%
U.S. small cap equities
(Russell 2000
®
Index)
40.89 30.17
International equities
(MSCI Europe, Australasia,
Far East Index)
17.58 8.94
Emerging market equities
(MSCI Emerging Markets
Index)
24.07 27.89
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.54
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.56) 4.91
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(0.91) 4.72
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.06 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
6.72 7.38
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Short Obligations Fund
Investment Objective
BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2021, the Fund’s Institutional and Class K Shares outperformed its benchmark, the ICE BofA 6-Month U.S. Treasury Bill Index, while the Fund’s Investor A Shares performed in line with the benchmark.
What factors influenced performance?
During much of the period, the Fund’s above-benchmark stance with respect to returns was due to the Fund’s holdings. Investment grade corporate bonds added to relative performance, with positive contributions led by holdings within the financial sector. Allocations to commercial paper, certificates of deposit and time deposits also contributed to performance.
Conversely, the low interest rate environment detracted from new purchase yields relative to the Fund’s yield. Therefore, the short duration of the Fund exposed it to reinvestment risk as the Fed’s target rate is expected to remain near the zero-lower bound for the foreseeable future.
Describe recent portfolio activity.
As of period end, approximately 60% of portfolio assets were allocated to commercial paper, certificates of deposit and repurchase agreements. The Fund maintained exposure to shorter-dated high quality liquid investments throughout the period as the investment adviser remained cautious regarding rising COVID-19 cases and possible market volatility leading up to the U.S. election. The investment adviser looked for opportunities within corporate bonds and Tier 2 commercial paper, which offered positive relative value and a favorable technical environment given strong demand and limited supply at the short end of the yield curve. In addition, the Fund's allocation to certificates of deposit was increased, as the investment adviser believed that the yield and liquidity from this asset class provided favorable value compared with repurchase agreements.
The Fund’s floating rate note (“FRN”) allocation was kept relatively stable, at between 35% and 40% of portfolio assets. The investment adviser felt that FRNs offered attractive income per unit of duration and corresponding interest rate risk, while helping to protect against any upward move in interest rates as inflation expectations increase.
Describe Fund positioning at period end.
At period end, the Fund was positioned with a neutral duration relative to the benchmark. The Fund held attractively valued investment grade credits and longer-dated commercial paper, while continuing to overweight FRNs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 38%
Corporate Bonds .................................... 32
Certificates of Deposit ................................. 22
Repurchase Agreements ............................... 4
Municipal Bonds .................................... 3
Investment Companies ................................ 1
Asset-Backed Securities ............................... 1
Foreign Government Obligations ......................... 1
Money Market Funds ................................. —
(a)
U.S. Government Sponsored Agency Obligations .............. —
(a)
Liabilities in Excess of Other Assets ....................... (2)
(a)
Represents less than 1% of the Fund's net assets.
MATURITY BREAKDOWN
Percent of
Net Assets
1-7 days .......................................... 5%
8-14 days ......................................... 4
15-30 days ........................................ 4
31-60 days ........................................ 9
61-90 days ........................................ 4
91-120 days ....................................... 6
121-150 days ...................................... 6
>150 days ........................................ 62

Fund Summary
as of January 31, 2021 (continued)
5
Fund Summary
BlackRock Short Obligations Fund
Performance Summary for the Period Ended January 31, 2021
Average Annual Total Returns
(a)(b)
Standardized
30-Day Yields
(c)
Unsubsidized
30-Day Yields
(c)
6-Month Total
Returns 1 Year 5 Years
Since
Inception
(d)
Institutional ....................................... 0.13% 0.04% 0.16% 1.14% 1.75% 1.25%
Investor A ........................................ (0.10) (0.20) 0.03 0.92 1.50 0.99
Class K ......................................... 0.20 0.09 0.28 1.32 1.84 1.33
ICE BofA 6-Month U.S. Treasury Bill Index
(e)
— — 0.08 0.90 1.41 0.94
(a)
See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(c)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(d)
The Fund commenced operations on November 15, 2012.
(e)
An unmanaged index that tracks 6-Month U.S. Treasury securities.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Institutional Shares performance shown prior to the Institutional Shares inception date of July 9, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class
K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of
$1,000 invested on August 1, 2020 and held through January 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,001.60 $ 1.26 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,000.30 2.52 1,000.00 1,022.68 2.55 0.50
Class K .................................. 1,000.00 1,002.80 1.01 1,000.00 1,024.20 1.02 0.20
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BlackRock Short Obligations Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.2%
Carmax Auto Owner Trust, Series 2019-3,
Class A2B, (LIBOR USD 1 Month + 0.25%),
0.38%, 12/15/22
(a)
................. USD 1,191 $ 1,191,799
CarMax Auto Owner Trust:
Series 2020-1, Class A2, 1.87%, 04/17/23 . 4,917 4,949,174
Series 2020-3, Class A2A, 0.49%, 06/15/23 7,470 7,480,758
Series 2020-3, Class A2B, (LIBOR USD 1
Month + 0.25%), 0.38%, 06/15/23
(a)
... 1,820 1,821,165
Series 2020-4, Class A2, 0.31%, 01/16/24 . 16,920 16,932,993
Ford Credit Auto Lease Trust, Series 2020-B,
Class A2A, 0.50%, 12/15/22 .......... 24,752 24,786,097
Ford Credit Auto Owner Trust, Series 2020-B,
Class A2, 0.50%, 02/15/23 ........... 7,755 7,764,439
Honda Auto Receivables Owner Trust, Series
2020-2, Class A2, 0.74%, 11/15/22 ...... 3,848 3,856,711
Total Asset-Backed Securities — 1.2%
(Cost: $68,671,210) ............................... 68,783,136
Corporate Bonds — 32.2%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 2.80%, 03/15/22 4,000 4,105,997
Auto Components — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22
(b)
.. 2,559 2,628,392
Automobiles — 1.2%
(b)
BMW US Capital LLC:
3.10%, 04/12/21 .................. 2,435 2,448,615
(LIBOR USD 3 Month + 0.50%), 0.71%,
08/13/21
(a)
.................... 11,200 11,226,241
2.70%, 04/06/22 .................. 5,000 5,127,286
2.95%, 04/14/22 .................. 9,000 9,269,580
Daimler Finance North America LLC:
2.30%, 02/12/21 .................. 2,000 2,001,074
3.00%, 02/22/21 .................. 5,000 5,007,555
2.00%, 07/06/21 .................. 3,631 3,656,599
Hyundai Capital America:
(LIBOR USD 3 Month + 0.82%), 1.04%,
03/12/21
(a)
.................... 1,000 1,000,950
2.38%, 02/10/23 .................. 12,340 12,722,040
Volkswagen Group of America Finance LLC:
(LIBOR USD 3 Month + 0.86%), 1.10%,
09/24/21
(a)
.................... 5,215 5,241,132
2.50%, 09/24/21 .................. 665 674,265
0.75%, 11/23/22 .................. 11,350 11,394,264
69,769,601
Banks — 8.0%
ABN AMRO Bank NV, (LIBOR USD 3 Month +
0.57%), 0.80%, 08/27/21
(a)(b)
.......... 1,000 1,002,889
Australia & New Zealand Banking Group Ltd.:
(LIBOR USD 3 Month + 0.87%), 1.08%,
11/23/21
(a)(b)
................... 8,000 8,051,471
2.63%, 05/19/22 .................. 1,000 1,031,108
Bank of America Corp., 5.00%, 05/13/21 .... 10,000 10,133,801
Banque Federative du Credit Mutuel SA,
1.96%, 07/21/21
(b)
................ 8,000 8,064,147
BNZ International Funding Ltd.
(b)
:
2.75%, 03/02/21 .................. 2,085 2,089,388
2.10%, 09/14/21 .................. 1,500 1,516,507
2.90%, 02/21/22 .................. 5,300 5,443,656
Canadian Imperial Bank of Commerce:
(LIBOR USD 3 Month + 0.32%), 0.53%,
02/02/21
(a)
.................... 13,500 13,500,000
2.70%, 02/02/21 .................. 2,400 2,400,000
Capital One NA, 2.95%, 07/23/21 ........ 5,673 5,731,925
Security
Par (000)
Par (000) Value
Banks (continued)
Citibank NA
(a)
:
(LIBOR USD 3 Month + 0.57%), 0.79%,
07/23/21 ..................... USD 1,000 $ 1,002,079
(LIBOR USD 3 Month + 0.53%), 3.16%,
02/19/22 ..................... 18,193 18,218,261
3.16%, 02/19/22 .................. 2,000 2,002,777
(LIBOR USD 3 Month + 0.60%), 2.84%,
05/20/22 ..................... 4,380 4,413,726
Citigroup, Inc.:
2.70%, 03/30/21 .................. 1,000 1,004,080
(SOFR + 0.87%), 0.91%, 11/04/22
(a)
..... 5,000 5,022,398
(SOFR + 0.87%), 2.31%, 11/04/22
(a)
..... 4,000 4,055,887
Commonwealth Bank of Australia, 2.55%,
03/15/21 ...................... 6,990 7,009,572
Cooperatieve Rabobank UA:
3.13%, 04/26/21 .................. 4,800 4,832,703
2.75%, 01/10/22 .................. 3,790 3,879,431
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23 .............. 15,000 14,994,450
DNB Bank ASA
(b)
:
2.38%, 06/02/21 .................. 2,439 2,457,056
(LIBOR USD 3 Month + 0.62%), 0.85%,
12/02/22
(a)
.................... 7,000 7,065,520
2.15%, 12/02/22 .................. 13,000 13,435,842
Fifth Third Bank NA, 1.80%, 01/30/23 ..... 6,840 7,032,235
HSBC Holdings plc:
(LIBOR USD 3 Month + 2.24%), 2.47%,
03/08/21
(a)
.................... 2,500 2,505,340
5.10%, 04/05/21 .................. 3,000 3,025,251
2.95%, 05/25/21 .................. 11,000 11,092,254
2.65%, 01/05/22 .................. 4,000 4,085,611
JPMorgan Chase & Co., (LIBOR USD 3 Month
+ 0.61%), 3.51%, 06/18/22
(a)
......... 13,500 13,665,539
Kookmin Bank, (SOFR + 0.45%), 0.52%,
08/03/22
(a)(b)
.................... 10,535 10,535,934
Lloyds Bank plc, 3.30%, 05/07/21 ........ 1,000 1,008,165
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 .................. 2,946 2,992,155
3.00%, 02/22/22 .................. 3,661 3,764,178
MUFG Bank Ltd., 2.85%, 09/08/21
(b)
...... 2,000 2,031,465
MUFG Union Bank NA, 3.15%, 04/01/22 .... 3,625 3,735,962
National Australia Bank Ltd.:
1.88%, 07/12/21 .................. 3,000 3,022,231
3.38%, 09/20/21 .................. 2,872 2,926,338
(LIBOR USD 3 Month + 0.41%), 0.63%,
12/13/22
(a)(b)
................... 6,000 6,026,141
1.88%, 12/13/22 .................. 10,830 11,165,881
Nordea Bank Abp, 1.00%, 06/09/23
(b)
...... 4,255 4,324,295
Santander UK plc:
3.40%, 06/01/21 .................. 9,000 9,094,277
2.10%, 01/13/23 .................. 3,560 3,676,912
Skandinaviska Enskilda Banken AB:
2.63%, 03/15/21 .................. 8,655 8,680,446
(LIBOR USD 3 Month + 0.43%), 0.65%,
05/17/21
(a)(b)
................... 2,000 2,002,306
3.25%, 05/17/21
(b)
................. 1,500 1,513,065
3.05%, 03/25/22
(b)
................. 9,275 9,563,852
(LIBOR USD 3 Month + 0.65%), 0.86%,
12/12/22
(a)(b)
................... 4,000 4,033,792
2.20%, 12/12/22
(b)
................. 4,740 4,904,353
Societe Generale SA
(b)
:
2.50%, 04/08/21 .................. 9,725 9,765,396
5.20%, 04/15/21 .................. 1,429 1,443,533
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ...................... 2,500 2,602,356

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ...................... USD 3,380 $ 3,387,301
Sumitomo Mitsui Trust Bank Ltd., 0.80%,
09/12/23
(b)
..................... 30,306 30,587,487
Svenska Handelsbanken AB:
2.45%, 03/30/21 .................. 2,283 2,291,351
3.35%, 05/24/21 .................. 1,190 1,201,590
0.63%, 06/30/23
(b)
................. 6,425 6,462,473
Swedbank AB
(b)
:
(LIBOR USD 3 Month + 0.70%), 0.92%,
03/14/22
(a)
.................... 2,500 2,515,190
1.30%, 06/02/23 .................. 10,725 10,935,725
0.60%, 09/25/23 .................. 12,000 12,020,400
Toronto-Dominion Bank (The):
(LIBOR USD 3 Month + 0.43%), 0.65%,
06/11/21
(a)
.................... 1,500 1,502,258
3.25%, 06/11/21 .................. 10,000 10,111,001
Truist Bank, 1.25%, 03/09/23 ........... 20,000 20,378,915
Truist Financial Corp., 3.95%, 03/22/22 .... 1,243 1,290,539
US Bank NA, (LIBOR USD 3 Month + 0.44%),
0.65%, 05/23/22
(a)
................ 6,080 6,108,061
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.34%), 1.57%,
03/04/21
(a)
.................... 2,000 2,002,294
2.50%, 03/04/21 .................. 3,157 3,163,155
4.60%, 04/01/21 .................. 7,000 7,050,610
(LIBOR USD 3 Month + 1.03%), 1.24%,
07/26/21
(a)
.................... 2,595 2,607,251
2.10%, 07/26/21 .................. 2,435 2,457,118
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.51%), 0.73%,
10/22/21
(a)
.................... 1,500 1,504,567
3.63%, 10/22/21 .................. 5,000 5,108,048
(LIBOR USD 3 Month + 0.61%), 2.90%,
05/27/22
(a)
.................... 3,000 3,024,983
(LIBOR USD 3 Month + 0.66%), 0.89%,
09/09/22
(a)
.................... 20,000 20,074,918
Westpac Banking Corp.:
2.00%, 08/19/21 .................. 7,967 8,044,164
2.00%, 01/13/23 .................. 5,345 5,523,954
467,931,290
Beverages — 0.0%
PepsiCo, Inc., 0.75%, 05/01/23 ......... 2,475 2,506,057
Biotechnology — 2.0%
AbbVie, Inc.:
2.30%, 05/14/21 .................. 35,106 35,267,433
(LIBOR USD 3 Month + 0.35%), 0.56%,
05/21/21
(a)
.................... 12,000 12,010,031
2.15%, 11/19/21 .................. 25,000 25,359,369
5.00%, 12/15/21 .................. 3,000 3,087,071
3.45%, 03/15/22 .................. 4,000 4,114,780
Gilead Sciences, Inc.:
(LIBOR USD 3 Month + 0.15%), 0.38%,
09/17/21
(a)
.................... 16,920 16,930,307
0.75%, 09/29/23 .................. 11,695 11,720,738
(LIBOR USD 3 Month + 0.52%), 0.77%,
09/29/23
(a)
.................... 8,024 8,044,274
116,534,003
Capital Markets — 4.4%
Credit Suisse AG:
2.10%, 11/12/21 .................. 9,250 9,386,576
(SOFR + 0.45%), 0.49%, 02/04/22
(a)
.... 16,000 16,052,861
2.80%, 04/08/22 .................. 6,000 6,179,428
1.00%, 05/05/23 .................. 5,000 5,068,655
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 0.39%), 0.46%, 02/02/24
(a)
.... USD 15,000 $ 15,004,500
0.50%, 02/02/24 .................. 2,670 2,669,345
Goldman Sachs Group, Inc. (The):
2.88%, 02/25/21 .................. 13,000 13,005,720
5.25%, 07/27/21 .................. 8,820 9,034,154
(SOFR + 0.41%), 0.44%, 01/27/23
(a)
.... 12,000 12,004,550
0.48%, 01/27/23 .................. 5,000 5,001,151
(SOFR + 0.54%), 0.57%, 11/17/23
(a)
..... 7,000 7,019,111
(SOFR + 0.54%), 0.63%, 11/17/23
(a)
..... 10,000 10,012,215
ING Bank NV
(b)
:
2.75%, 03/22/21 .................. 1,330 1,334,645
2.05%, 08/15/21 .................. 4,684 4,729,690
Macquarie Bank Ltd.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.65%,
11/24/21
(a)
.................... 26,000 26,082,498
2.10%, 10/17/22 .................. 12,850 13,239,271
0.44%, 12/16/22 .................. 9,120 9,119,113
Morgan Stanley:
(LIBOR USD 3 Month + 1.40%), 1.62%,
04/21/21
(a)
.................... 2,000 2,005,637
2.50%, 04/21/21 .................. 7,000 7,035,195
2.63%, 11/17/21 .................. 15,000 15,277,623
(SOFR + 0.83%), 0.87%, 06/10/22
(a)
.... 10,000 10,021,440
(SOFR + 0.70%), 0.74%, 01/20/23
(a)
.... 31,308 31,434,819
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
..... 15,000 15,011,520
Morgan Stanley & Co. LLC, 0.53%, 01/25/24
(a)
8,000 7,999,160
253,728,877
Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21
(b)
.. 3,197 3,225,189
Consumer Finance — 4.8%
American Express Co.:
3.00%, 02/22/21 .................. 4,267 4,269,639
(LIBOR USD 3 Month + 0.60%), 0.82%,
11/05/21
(a)
.................... 10,192 10,229,125
American Express Credit Corp., 2.25%,
05/05/21 ...................... 12,408 12,451,785
American Honda Finance Corp.:
2.65%, 02/12/21 .................. 3,000 3,002,040
(LIBOR USD 3 Month + 0.35%), 0.57%,
06/11/21
(a)
.................... 6,645 6,653,484
(LIBOR USD 3 Month + 0.12%), 0.34%,
01/21/22
(a)
.................... 5,000 5,002,244
(LIBOR USD 3 Month + 0.45%), 0.67%,
02/15/22
(a)
.................... 16,000 16,071,664
2.20%, 06/27/22 .................. 10,500 10,779,015
(LIBOR USD 3 Month + 0.42%), 0.65%,
09/08/23
(a)
.................... 5,790 5,819,398
0.65%, 09/08/23 .................. 26,000 26,182,400
Caterpillar Financial Services Corp.:
(LIBOR USD 3 Month + 0.30%), 0.53%,
03/08/21
(a)
.................... 13,000 13,003,253
(LIBOR USD 3 Month + 0.20%), 0.41%,
11/12/21
(a)
.................... 10,000 10,013,905
(LIBOR USD 3 Month + 0.22%), 0.46%,
01/06/22
(a)
.................... 2,145 2,148,809
0.95%, 05/13/22 .................. 16,000 16,140,088
(LIBOR USD 3 Month + 0.74%), 0.96%,
05/13/22
(a)
.................... 5,000 5,044,673
1.95%, 11/18/22 .................. 6,645 6,837,530
John Deere Capital Corp., 0.55%, 07/05/22 .. 15,350 15,421,855
PACCAR Financial Corp., 0.80%, 06/08/23 .. 3,515 3,552,724
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.13%), 0.35%,
08/13/21
(a)
.................... 18,675 18,681,522

BlackRock Short Obligations Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(LIBOR USD 3 Month + 0.29%), 0.53%,
10/07/21
(a)
.................... USD 22,000 $ 22,046,475
(LIBOR USD 3 Month + 0.15%), 0.37%,
02/14/22
(a)
.................... 21,790 21,814,512
(SOFR + 0.30%), 0.33%, 06/13/22
(a)
.... 18,000 18,027,562
0.45%, 07/22/22 .................. 5,410 5,426,933
(SOFR + 0.34%), 0.34%, 10/14/22
(a)
.... 18,000 18,035,051
276,655,686
Electric Utilities — 2.3%
Duke Energy Corp.:
3.55%, 09/15/21 .................. 3,000 3,036,307
2.40%, 08/15/22 .................. 4,619 4,752,948
Duke Energy Florida LLC, Series A, (LIBOR
USD 3 Month + 0.25%), 0.48%, 11/26/21
(a)
. 2,000 2,003,060
Duke Energy Progress LLC, Series A, (LIBOR
USD 3 Month + 0.18%), 0.40%, 02/18/22
(a)
. 10,000 10,000,860
Florida Power & Light Co., (LIBOR USD 3
Month + 0.38%), 0.60%, 07/28/23
(a)
..... 12,550 12,550,515
NextEra Energy Capital Holdings, Inc.:
(LIBOR USD 3 Month + 0.48%), 0.70%,
05/04/21
(a)
.................... 40,250 40,294,696
2.40%, 09/01/21 .................. 26,176 26,500,730
(LIBOR USD 3 Month + 0.72%), 0.93%,
02/25/22
(a)
.................... 3,400 3,423,010
2.90%, 04/01/22 .................. 2,225 2,293,272
PPL Electric Utilities Corp., (LIBOR USD 3
Month + 0.25%), 0.50%, 09/28/23
(a)
..... 10,450 10,460,203
Xcel Energy, Inc.:
2.40%, 03/15/21 .................. 7,238 7,244,033
0.50%, 10/15/23 .................. 9,450 9,466,946
132,026,580
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%,
11/20/22
(b)
..................... 3,500 3,626,822
Entertainment — 0.1%
Walt Disney Co. (The), (LIBOR USD 3 Month +
0.25%), 0.48%, 09/01/21
(a)
........... 6,000 6,006,887
Food & Staples Retailing — 0.7%
7-Eleven, Inc., (LIBOR USD 3 Month + 0.45%),
0.65%, 08/10/22
(a)(b)
............... 41,320 41,344,835
Food Products — 0.2%
Cargill, Inc., 0.40%, 02/02/24
(b)
.......... 10,165 10,155,648
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc., 1.70%, 08/15/21 .. 2,845 2,863,149
Industrial Conglomerates — 0.8%
Honeywell International, Inc.:
(LIBOR USD 3 Month + 0.23%), 0.46%,
08/19/22
(a)
.................... 13,070 13,085,425
0.48%, 08/19/22 .................. 28,000 28,037,565
Roper Technologies, Inc., 0.45%, 08/15/22 .. 2,795 2,800,787
43,923,777
Insurance — 2.8%
(b)
Jackson National Life Global Funding, (SOFR +
0.60%), 0.63%, 01/06/23
(a)
........... 36,000 36,230,158
MassMutual Global Funding II:
2.00%, 04/15/21 .................. 9,802 9,837,408
0.85%, 06/09/23 .................. 8,472 8,570,235
Met Tower Global Funding, (SOFR + 0.55%),
0.58%, 01/17/23
(a)
................ 20,060 20,192,082
Metropolitan Life Global Funding I
(a)
:
(SOFR + 0.35%), 0.38%, 09/08/22 ...... 27,000 27,052,804
(SOFR + 0.57%), 0.61%, 01/13/23 ...... 24,390 24,566,678
Security
Par (000)
Par (000) Value
Insurance (continued)
(SOFR + 0.32%), 0.36%, 01/07/24 ...... USD 20,000 $ 20,019,922
Protective Life Global Funding:
0.63%, 10/13/23 .................. 5,670 5,705,559
0.47%, 01/12/24 .................. 10,000 9,992,173
162,167,019
IT Services — 0.3%
International Business Machines Corp., (LIBOR
USD 3 Month + 0.40%), 0.62%, 05/13/21
(a)
. 17,000 17,020,384
Machinery — 0.0%
Illinois Tool Works, Inc., 3.38%, 09/15/21 ... 2,250 2,275,775
Multi-Utilities — 0.9%
Dominion Energy, Inc., Series D, (LIBOR USD 3
Month + 0.53%), 0.75%, 09/15/23
(a)
..... 34,725 34,800,152
WEC Energy Group, Inc., 0.55%, 09/15/23 .. 18,610 18,693,369
53,493,521
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp., 1.14%, 05/11/23 ......... 5,135 5,229,295
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.41%, 08/11/23
(a)
........... 40,515 40,567,546
Enterprise Products Operating LLC:
2.80%, 02/15/21 .................. 4,415 4,419,002
2.85%, 04/15/21 .................. 19,000 19,058,196
3.50%, 02/01/22 .................. 11,000 11,337,206
80,611,245
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 2.55%, 05/14/21 .. 8,647 8,703,800
Sanofi, 4.00%, 03/29/21 .............. 9,000 9,055,724
17,759,524
Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp., 2.80%, 06/15/21 ..... 19,373 19,516,833
Software — 0.1%
Oracle Corp., 1.90%, 09/15/21 .......... 5,000 5,044,719
Thrifts & Mortgage Finance — 0.9%
BPCE SA:
2.75%, 12/02/21 .................. 8,938 9,121,445
(SOFR + 0.44%), 0.48%, 02/17/22
(a)(b)
... 13,500 13,527,369
Nationwide Building Society
(b)
:
2.00%, 01/27/23 .................. 14,515 14,971,259
0.55%, 01/22/24 .................. 16,520 16,516,004
54,136,077
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., (LIBOR USD 3
Month + 0.60%), 0.84%, 03/22/22
(a)
..... 23,755 23,901,939
Total Corporate Bonds — 32.2%
(Cost: $1,862,580,337) ............................ 1,872,959,826
Foreign Government Obligations — 0.5%
South Korea — 0.5%
Korea Development Bank (The)
(a)
:
(SOFR + 0.55%), 0.60%, 03/21/22
(b)
.... 12,500 12,526,001
(LIBOR USD 3 Month + 0.35%), 0.57%,
02/18/23 ..................... 16,690 16,708,384
29,234,385
Total Foreign Government Obligations — 0.5%
(Cost: $29,190,000) ............................... 29,234,385

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Investment Companies — 1.3%
BlackRock Liquid Environmentally Aware Fund
*
77,284,519 $ 77,330,890
Total Investment Companies — 1.3%
(Cost: $77,306,125) ............................... 77,330,890
Par (000)
Par (000)
Municipal Bonds — 3.1%
Arizona - 0.1%
County of Pima:
Series 2020C, COP, 0.38%, 12/01/21 .... USD 2,130 2,128,850
Series 2020C, COP, 0.48%, 12/01/22 .... 1,130 1,128,994
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21
(b)(c)(d)
............... 4,000 4,000,000
7,257,844
California - 0.1%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ...... 2,000 2,004,760
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9042, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.33%, 02/04/21
(b)(c)(d)
............... 3,155 3,155,000
Port of Oakland, Series 2020R, RB,
0.82%, 05/01/23 .................. 480 483,715
5,643,475
Connecticut - 0.0%
State of Connecticut, Series 2000A, GO,
3.00%, 07/01/21 .................. 2,360 2,388,226
Florida - 0.1%
County of Miami-Dade:
Series 2020B, RB, 0.38%, 04/01/23 ..... 7,500 7,472,925
Series 2021A, RB, 0.71%, 10/01/23 ..... 1,000 1,000,140
8,473,065
Hawaii - 0.2%
State of Hawaii:
Series 2020GB, GO, 0.43%, 10/01/22 .... 4,945 4,963,396
Series 2020GB, GO, 0.57%, 10/01/23 .... 6,300 6,343,848
11,307,244
New York - 1.2%
City of New York:
Series 2021, Sub-Series A-2, GO,
0.31%, 08/01/21 ................ 15,170 15,177,434
Series 2021, Sub-Series B-2, GO,
0.40%, 11/01/21 ................ 6,300 6,308,442
Series 2021D, GO, 0.43%, 08/01/22 ..... 6,970 6,987,425
Long Island Power Authority:
Series 2020C, RB, 0.66%, 03/01/22 ..... 755 755,778
Series 2020C, RB, 0.76%, 03/01/23 ..... 2,860 2,871,869
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 ... 14,140 14,375,572
Taxable Municipal Funding Trust, Series 2020-
003, RB, VRDN, 0.42%,  01/16/25
(c)
...... 20,000 20,000,000
66,476,520
Security
Par (000)
Par (000) Value
Other - 1.3%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21 ................ USD 14,855 $ 14,855,000
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21 ................ 6,360 6,360,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21 ................ 12,989 12,988,628
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21 ................ 11,680 11,680,000
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21 ................ 10,500 10,500,000
Taxable Municipal Funding Trust, Series 2019-
014, RB, VRDN (Barclays Bank plc LOC),
0.42%, 02/04/21
(b)(c)
................ 5,150 5,150,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-11, RB, VRDN (Barclays
Bank plc LOC), 0.42%, 02/04/21
(b)(c)(d)
.... 10,115 10,115,000
71,648,628
Texas - 0.1%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 ............... 810 816,107
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9046, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.54%, 02/01/21
(b)(c)(d)
............... 6,020 6,020,000
6,836,107
Total Municipal Bonds — 3.1%
(Cost: $179,664,048) .............................. 180,031,109
U.S. Government Sponsored Agency Securities — 0.2%
Agency Obligations — 0.2%
Federal Home Loan Mortgage Corp.,
0.40%, 08/18/23 .................. 15,000 15,001,579
Total U.S. Government Sponsored Agency Securities — 0.2%
(Cost: $15,000,000) ............................... 15,001,579
Total Long-Term Investments — 38.5%
(Cost: $2,232,411,720) ............................ 2,243,340,925
Short-Term Securities — 63.6%
Certificates of Deposit — 21.7%
Domestic — 3.3%
Bank of America NA
(a)
:
(LIBOR USD 3 Month + 0.05%),
0.29%, 10/01/21 ................ 10,500 10,500,337
(SOFR + 0.26%), 0.30%, 01/10/22 ...... 11,600 11,600,330
DZ Bank AG, (LIBOR USD 3 Month + 0.20%),
0.42%, 02/17/22
(a)
................. 32,000 31,999,998
Goldman Sachs Bank USA, (SOFR + 0.43%),
0.47%, 02/26/21
(a)
................. 6,000 6,001,782
Landesbank Hessen- Thueringen Girozentrale ,
0.24%, 10/22/21 .................. 12,000 11,999,203

BlackRock Short Obligations Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Domestic (continued)
Lloyds Bank Corporate Markets plc, New York:
(LIBOR USD 3 Month + 0.52%),
0.74%, 04/26/21
(a)
............... USD 21,400 $ 21,424,162
0.56%, 04/27/21 .................. 7,000 7,006,522
(LIBOR USD 3 Month + 0.55%),
0.77%, 07/19/21
(a)
............... 15,800 15,837,123
(LIBOR USD 3 Month + 0.10%),
0.32%, 09/15/21
(a)
............... 10,000 10,003,066
Mitsubishi UFJ Trust Business Co. Ltd.,
0.29%, 03/01/21
(e)
................. 7,000 6,999,253
Morgan Stanley Bank NA
(a)
:
(US Federal Funds Effective Rate
(continuous series) + 0.55%),
0.62%, 02/19/21 ................ 6,200 6,201,241
(SOFR + 0.30%), 0.34%, 08/25/21 ...... 20,000 20,008,553
Svenska Handelsbanken , 0.28%, 11/22/21 ... 5,000 5,002,054
Svenska Handelsbanken AB, New York
(a)
:
(LIBOR USD 3 Month + 0.11%),
0.33%, 06/16/21 ................ 2,500 2,501,374
(LIBOR USD 3 Month + 0.26%),
0.50%, 01/06/22 ................ 15,500 15,535,798
Swedbank AB, (LIBOR USD 3 Month + 0.04%),
0.26%, 08/20/21
(a)
................. 7,500 7,501,665
190,122,461
Euro — 1.7%
(e)
Mitsubishi UFJ Trust & Bank, 0.29%, 04/07/21 20,000 19,993,655
Mitsubishi UFJ Trust & Banking Corp.:
0.32%, 04/12/21 .................. 15,000 14,994,679
0.31%, 04/16/21 .................. 7,000 6,997,291
National Westminster Bank plc,
0.31%, 03/26/21 .................. 30,000 29,994,728
Standard Chartered Bank Fund LP,
0.43%, 08/27/21 .................. 10,000 9,984,856
Sumitomo Mitsui Trust Bank Ltd.,
0.31%, 05/17/21 .................. 18,000 17,988,667
99,953,876
Yankee — 16.7%
(f)
Banco Santander SA, New York, (LIBOR USD 3
Month + 0.16%), 0.37%, 02/11/21
(a)
...... 9,000 9,000,462
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.10%),
0.31%, 02/12/21 ................ 4,200 4,200,170
(LIBOR USD 3 Month + 0.05%),
0.26%, 08/10/21 ................ 13,000 13,004,070
(LIBOR USD 3 Month + 0.04%),
0.28%, 10/06/21 ................ 27,000 27,009,104
(LIBOR USD 3 Month + 0.10%),
0.33%, 11/18/21 ................ 7,000 7,005,594
(LIBOR USD 3 Month + 0.11%),
0.35%, 12/21/21 ................ 4,000 4,003,528
Bank of Nova Scotia, Houston:
(LIBOR USD 3 Month + 0.10%),
0.31%, 02/08/21 - 08/23/21
(a)
........ 20,000 20,005,976
Barclays Bank plc, New York:
0.70%, 02/01/21 .................. 10,000 10,000,535
(LIBOR USD 1 Month + 0.42%),
0.55%, 02/19/21
(a)
............... 11,000 11,002,759
1.25%, 03/03/21 .................. 10,000 10,010,057
0.45%, 03/15/21 .................. 10,000 10,003,683
0.30%, 05/03/21 .................. 9,100 9,103,299
0.36%, 12/31/21 .................. 13,500 13,511,681
0.33%, 02/01/22 .................. 10,000 10,000,000
Bayerische Landesbank , New York, (LIBOR
USD 3 Month + 0.47%), 0.69%, 02/03/22
(a)
25,000 25,080,488
Security
Par (000)
Par (000) Value
Yankee (continued)
BNP Paribas SA, New York, (LIBOR USD 3
Month + 0.25%), 0.46%, 02/01/21
(a)
..... USD 20,000 $ 20,000,000
Canadian Imperial Bank of Commerce, New
York:
(LIBOR USD 3 Month + 0.14%),
0.36%, 07/23/21
(a)
............... 10,000 10,006,098
(LIBOR USD 3 Month + 0.16%),
0.39%, 08/06/21
(a)
............... 8,000 8,006,195
(LIBOR USD 3 Month + 0.05%),
0.26%, 11/08/21
(a)
............... 15,000 15,003,446
0.29%, 12/08/21 .................. 7,000 7,005,889
(LIBOR USD 3 Month + 0.10%),
0.32%, 12/13/21
(a)
............... 5,000 5,003,010
Cooperatieve Rabobank UA, New York, (LIBOR
USD 3 Month + 0.05%), 0.27%, 10/20/21
(a)
15,000 15,006,419
Credit Agricole Corporate and Investment Bank
SA, New York
(a)
:
(LIBOR USD 3 Month + 0.21%),
0.45%, 07/15/21 ................ 11,000 11,010,882
(LIBOR USD 3 Month + 0.48%),
0.71%, 09/09/21 ................ 12,000 12,034,293
(SOFR + 0.40%), 0.44%, 11/15/21 ...... 8,000 8,009,431
Credit Industriel et Commercial SA, New York:
0.40%, 02/26/21 - 06/09/21 ........... 17,000 17,006,094
(LIBOR USD 3 Month + 0.09%),
0.31%, 04/20/21
(a)
............... 17,000 17,004,361
(LIBOR USD 3 Month + 0.18%),
0.42%, 06/18/21
(a)
............... 10,000 10,007,550
(SOFR + 0.19%), 0.22%, 12/01/21
(a)
..... 14,900 14,901,891
Credit Suisse AG, New York:
0.50%, 04/01/21 .................. 10,000 10,005,637
(SOFR + 0.35%), 0.41%, 08/03/21
(a)
..... 10,000 10,011,366
0.34%, 11/01/21 - 11/09/21 ........... 25,000 25,022,355
(SOFR + 0.30%), 0.36%, 11/16/21
(a)
..... 10,000 10,011,106
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.22%), 0.44%, 07/19/21
(a)
..... 20,000 20,023,041
HSBC Bank USA NA, New York:
(LIBOR USD 3 Month + 0.11%),
0.33%, 02/04/21
(a)
............... 8,000 8,000,069
0.38%, 11/17/21 - 01/03/22 ........... 27,000 27,025,489
Kookmin Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.37%),
0.59%, 02/17/21 ................ 42,000 42,007,270
(LIBOR USD 3 Month + 0.50%),
0.72%, 07/22/21 ................ 10,000 10,018,396
(LIBOR USD 3 Month + 0.32%),
0.55%, 09/07/21 ................ 7,000 7,007,931
(LIBOR USD 3 Month + 0.30%),
0.52%, 10/22/21 ................ 9,000 9,010,342
(LIBOR USD 1 Month + 0.25%),
0.36%, 02/07/22 ................ 4,000 3,999,161
Korea Development Bank, New York, (LIBOR
USD 3 Month + 0.37%), 0.60%, 07/14/21
(a)
13,500 13,516,283
Mitsubishi UFJ Trust & Banking Corp., New
York:
(LIBOR USD 1 Month + 0.14%),
0.27%, 02/18/21
(a)
............... 6,000 6,000,146
0.26%, 05/10/21 .................. 8,000 8,001,635
Mizuho Bank Ltd., New York:
(LIBOR USD 1 Month + 0.16%),
0.30%, 02/01/21
(a)
............... 14,000 14,000,225
0.28%, 06/04/21 .................. 5,000 5,001,747
MUFG Bank Ltd., New York:
(LIBOR USD 3 Month + 0.50%),
0.72%, 07/16/21
(a)
............... 5,000 5,009,046
0.34%, 08/16/21 .................. 12,500 12,509,110

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Yankee (continued)
0.33%, 10/29/21 .................. USD 8,000 $ 8,005,254
Natixis SA, New York:
0.34%, 11/16/21 .................. 15,000 15,013,294
(LIBOR USD 3 Month + 0.13%),
0.36%, 12/09/21
(a)
............... 3,000 3,002,538
Nordea Bank Abp , New York
(a)
:
(LIBOR USD 3 Month + 0.29%),
0.51%, 02/05/21 ................ 8,000 8,000,224
(LIBOR USD 3 Month + 0.32%),
0.54%, 05/05/21 ................ 6,000 6,005,339
(LIBOR USD 3 Month + 0.26%),
0.50%, 01/07/22 ................ 9,000 9,020,848
(LIBOR USD 3 Month + 0.23%),
0.45%, 01/28/22 ................ 9,000 9,018,612
(LIBOR USD 3 Month + 0.12%),
0.35%, 02/28/22 ................ 20,000 20,021,412
Royal Bank of Canada, New York:
(LIBOR USD 3 Month + 0.45%),
0.67%, 04/23/21
(a)
............... 5,000 5,005,220
0.43%, 07/26/21 .................. 8,000 8,015,773
(LIBOR USD 3 Month + 0.05%),
0.28%, 10/08/21
(a)
............... 35,000 35,014,278
(LIBOR USD 3 Month + 0.09%),
0.31%, 12/10/21
(a)
............... 5,000 5,003,395
(LIBOR USD 3 Month + 0.11%),
0.34%, 12/17/21
(a)
............... 10,000 10,008,740
Standard Chartered Bank, New York:
0.30%, 02/12/21 .................. 24,000 24,001,631
(LIBOR USD 3 Month + 0.10%),
0.32%, 04/28/21
(a)
............... 10,000 10,002,124
(LIBOR USD 3 Month + 0.15%),
0.35%, 08/24/21
(a)
............... 14,250 14,260,385
(SOFR + 0.32%), 0.36%, 11/23/21
(a)
..... 24,000 24,025,470
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 3 Month + 0.39%),
0.60%, 02/12/21 - 10/12/21
(a)
........ 23,000 23,026,730
(LIBOR USD 3 Month + 0.36%),
0.59%, 04/06/21 - 11/05/21
(a)
........ 11,350 11,367,140
(LIBOR USD 3 Month + 0.36%),
0.58%, 05/13/21
(a)
............... 9,000 9,009,370
(LIBOR USD 3 Month + 0.35%),
0.57%, 07/12/21 - 11/05/21
(a)
........ 12,300 12,324,354
(LIBOR USD 3 Month + 0.44%),
0.67%, 09/10/21
(a)
............... 7,000 7,016,782
(LIBOR USD 3 Month + 0.35%),
0.56%, 11/12/21
(a)
............... 5,000 5,010,873
0.70%, 07/15/22 .................. 12,000 12,011,918
Toronto-Dominion Bank, New York:
(LIBOR USD 3 Month + 0.40%),
0.62%, 04/26/21
(a)
............... 4,000 4,003,871
0.37%, 07/07/21 .................. 3,000 3,002,736
0.43%, 07/28/21 - 08/03/21 ........... 20,000 20,026,359
0.40%, 08/16/21 .................. 8,000 8,009,986
(LIBOR USD 3 Month + 0.10%),
0.30%, 08/24/21 - 10/08/21
(a)
........ 37,000 37,011,353
UBS AG, Stamford, 1.38%, 04/16/21 ....... 10,000 10,026,091
974,399,420
Total Certificates of Deposit — 21.7%
(Cost: $1,263,498,551) ............................ 1,264,475,757
Security
Par (000)
Pa r (000) Value
Commercial Paper — 37.8%
Alinghi Funding Co. LLC, 0.29%
,
10/08/21
(e)
.. USD 3,000 $ 2,994,813
Amcor Flexibles North America, Inc., 0.23%
,
02/16/21
(e)
...................... 10,346 10,345,017
American Electric Power Co., Inc.
(e)
:
0.25%, 02/11/21 .................. 13,000 12,999,225
0.30%, 02/16/21 .................. 5,000 4,999,550
0.30%, 02/18/21 .................. 3,000 2,999,688
0.23%, 03/18/21 .................. 2,700 2,699,194
American Honda Finance Corp.
(e)
:
0.32%, 02/16/21 .................. 10,000 9,998,770
0.38%, 03/16/21 .................. 14,750 14,745,194
ANZ New Zealand International Ltd., (LIBOR
USD 3 Month + 0.09%), 0.31%
,
07/23/21
(a)
10,000 10,003,303
ASB Finance Ltd., 0.28%
,
07/22/21
(e)
...... 20,000 19,984,727
AT&T, Inc.
(e)
:
0.37%, 10/19/21 .................. 3,000 2,992,790
0.38%, 11/16/21 .................. 15,000 14,957,805
0.41%, 12/14/21 .................. 70,000 69,769,877
0.43%, 12/16/21 .................. 10,000 9,966,830
Avangrid , Inc., 0.30%
,
02/04/21
(e)
......... 25,000 24,999,375
Banco Santander SA, (LIBOR USD 1 Month +
0.24%), 0.38%
,
02/01/21
(a)
........... 15,000 15,000,345
Barclays Bank plc, 0.39%
,
02/09/21
(b)(e)
..... 10,000 9,999,511
Barclays Capital, Inc., 0.38%
,
01/18/22
(e)
.... 13,000 12,965,613
Bedford Row Funding Corp.:
1.16%, 04/12/21
(e)
................. 10,000 9,996,573
(LIBOR USD 3 Month + 0.07%), 0.30%,
10/14/21
(a)
.................... 15,000 15,002,089
Bell Canada, 0.25%
,
03/22/21
(e)
.......... 12,000 11,996,967
BNZ International Funding Ltd., 0.29%
,
09/10/21
(e)
...................... 13,500 13,485,552
BPCE SA
(e)
:
0.30%, 05/13/21 .................. 14,000 13,994,135
0.40%, 06/16/21 .................. 4,000 3,997,608
0.47%, 07/01/21 .................. 10,000 9,993,200
0.34%, 12/01/21 .................. 12,000 11,978,580
0.34%, 12/09/21 .................. 15,000 14,972,525
Brookfield BRP Canada Corp.
(e)
:
0.30%, 02/11/21 .................. 12,600 12,599,249
0.37%, 03/22/21 .................. 8,900 8,897,056
Brookfield Renewable Energy Partners LP,
0.35%
,
03/26/21
(e)
................. 6,100 6,097,770
Caisse d'Amortissement de la Dette Sociale
(b)(e)
:
0.48%, 06/15/21 .................. 18,000 17,988,972
0.37%, 07/23/21 .................. 6,000 5,989,506
Canadian Imperial Bank of Commerce, (LIBOR
USD 3 Month + 0.07%), 0.29%
,
08/03/21
(a)
20,000 20,006,028
Cancara Asset Securitisation LLC, 0.27%
,
05/24/21
(b)(e)
..................... 3,000 2,998,103
Citigroup Global Markets, Inc., 0.26%
,
06/04/21
(e)
...................... 10,000 9,994,610
Coca-Cola Co. (The), 1.63%
,
02/11/21
(e)
.... 10,000 9,999,675
Collateralized Commercial Paper FLEX Co.
LLC, 0.34%
,
12/06/21
(e)
............. 12,000 11,972,632
Collateralized Commercial Paper V Co. LLC,
0.31%
,
08/19/21
(e)
................. 5,000 4,993,407
Concord Minutemen Capital Co. LLC, 0.39%
,
06/14/21
(b)(e)
..................... 6,110 6,104,691
Crown Point Capital Co. LLC
(b)
:
(LIBOR USD 3 Month + 0.16%), 0.39%,
12/08/21
(a)
.................... 15,000 15,001,263
0.33%, 01/12/22 .................. 13,250 13,256,316

BlackRock Short Obligations Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Dallas FT Worth Protective Services PLLC,
0.38%
,
08/25/21 .................. USD 13,600 $ 13,602,327
DBS Bank Ltd., 0.40%
,
04/01/21
(e)
........ 10,000 9,997,572
DBS Group Holdings Ltd., 0.31%
,
09/07/21
(e)
. 22,700 22,682,023
Enbridge US, Inc., 0.18%
,
02/02/21
(e)
...... 29,200 29,199,513
Enel Finance America LLC
(e)
:
0.42%, 02/05/21 .................. 4,000 3,999,883
0.42%, 02/09/21 .................. 13,750 13,749,319
0.42%, 02/11/21 .................. 2,350 2,349,857
0.45%, 03/18/21 .................. 9,982 9,979,019
0.45%, 03/23/21 .................. 9,982 9,978,605
0.30%, 04/08/21 .................. 1,250 1,249,404
0.35%, 05/06/21 .................. 9,500 9,492,910
0.40%, 07/09/21 .................. 18,000 17,973,354
0.40%, 07/21/21 .................. 6,050 6,040,028
0.40%, 07/28/21 .................. 6,050 6,039,413
Engie SA
(e)
:
0.26%, 02/10/21 .................. 10,000 9,999,523
0.28%, 03/09/21 .................. 9,000 8,997,933
Exxon Mobil Corp., 0.27%
,
07/02/21
(e)
...... 15,000 14,991,658
Fairway Finance Co. LLC, 0.26%
,
07/07/21
(e)
. 10,000 9,990,593
Fidelity National Information Services, Inc.
(e)
:
0.25%, 02/10/21 .................. 25,000 24,998,625
0.32%, 03/08/21 .................. 19,700 19,695,613
0.31%, 03/15/21 .................. 20,000 19,994,500
0.31%, 03/17/21 .................. 34,000 33,990,101
FMS Wertmanagement , 0.25%
,
05/14/21
(e)
.. 23,300 23,289,467
Goldman Sachs Group UK Ltd., 0.33%
,
01/14/22
(e)
...................... 8,400 8,374,847
Goldman Sachs International
(e)
:
0.30%, 03/17/21 .................. 16,000 15,997,055
0.34%, 09/24/21 .................. 2,000 1,996,760
0.32%, 12/06/21 .................. 4,000 3,990,463
0.35%, 12/22/21 .................. 10,000 9,973,749
Henkel of America, Inc., 0.45%
,
02/05/21
(e)
... 9,640 9,639,831
Hitachi Capital America Corp., 0.28%
,
02/10/21
(e)
...................... 12,000 11,999,380
HSBC Bank plc:
(LIBOR USD 3 Month + 0.26%), 0.49%,
06/09/21
(a)
.................... 10,000 10,008,327
(LIBOR USD 3 Month + 0.22%), 0.44%,
07/20/21
(a)
.................... 9,000 9,008,393
0.44%, 08/02/21
(e)
................. 15,000 14,983,658
(LIBOR USD 3 Month + 0.21%), 0.44%,
08/06/21
(a)
.................... 10,000 10,009,808
(LIBOR USD 3 Month + 0.14%), 0.36%,
08/31/21
(a)
.................... 10,000 10,006,960
(LIBOR USD 3 Month + 0.14%), 0.36%,
09/13/21
(a)
.................... 7,000 7,004,722
(LIBOR USD 3 Month + 0.14%), 0.37%,
11/05/21
(a)
.................... 15,000 15,010,225
0.33%, 01/03/22
(e)
................. 10,000 9,977,023
Hyundai Capital America
(e)
:
0.32%, 02/01/21 .................. 30,000 29,999,625
0.37%, 02/03/21 .................. 10,000 9,999,792
0.40%, 03/22/21 .................. 20,000 19,991,073
0.32%, 06/21/21 .................. 15,000 14,977,656
0.00%, 07/28/21 - 10/26/21 .......... 30,000 29,903,850
ING US Funding LLC, 0.30%
,
12/14/21
(e)
.... 5,000 4,993,797
Intercontinental Exchange, Inc.
(e)
:
0.32%, 02/16/21 .................. 14,045 14,042,795
0.31%, 02/23/21 .................. 20,000 19,995,520
0.31%, 03/05/21 .................. 10,000 9,996,740
0.36%, 03/08/21 .................. 13,500 13,495,167
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Ionic Capital II Trust
(e)
:
0.28%, 02/12/21 .................. USD 20,000 $ 19,998,600
0.32%, 03/01/21 .................. 4,000 3,999,308
0.27%, 03/05/21 .................. 10,000 9,998,026
0.32%, 03/19/21 .................. 10,000 9,997,074
Koch Industries, Inc., 0.26%
,
05/28/21
(e)
.... 8,700 8,695,427
Landesbank Baden-Wuerttemberg
(e)
:
0.27%, 02/01/21 .................. 18,750 18,749,808
0.26%, 02/16/21 .................. 10,000 9,999,250
0.30%, 05/17/21 .................. 20,000 19,987,640
0.30%, 06/04/21 .................. 10,000 9,992,510
Lime Funding LLC, 0.31%
,
06/01/21
(e)
...... 12,000 11,991,759
Lloyds Bank plc, (SOFR + 0.20%), 0.29%
,
05/17/21
(a)
...................... 5,000 5,001,180
LVMH Moet Hennessy Louis Vuitton SE
(e)
:
0.38%, 07/19/21 .................. 10,000 9,991,593
0.38%, 07/27/21 .................. 23,400 23,379,057
Macquarie Bank Ltd.:
(LIBOR USD 3 Month + 0.07%), 0.29%,
02/16/21
(a)
.................... 5,000 5,000,225
0.26%, 04/06/21
(e)
................. 15,000 14,995,282
(LIBOR USD 3 Month + 0.10%), 0.32%,
11/12/21
(a)
.................... 5,000 5,000,000
0.35%, 11/18/21
(e)
................. 10,000 9,984,129
0.35%, 11/19/21
(e)
................. 15,000 14,976,112
Mizuho Bank Ltd., 0.33%
,
02/10/21
(e)
...... 7,000 6,999,743
National Australia Bank Ltd., (LIBOR USD 3
Month + 0.12%), 0.35%
,
07/08/21
(a)
..... 8,000 8,005,071
National Bank of Canada, (LIBOR USD 3 Month
+ 0.05%), 0.26%
,
08/11/21
(a)
.......... 20,000 20,004,196
National Grid North America, Inc.
(e)
:
0.33%, 02/18/21 .................. 11,370 11,368,819
0.28%, 03/29/21 .................. 12,163 12,158,236
0.28%, 03/30/21 .................. 5,000 4,998,000
NatWest Markets plc
(b)(e)
:
0.17%, 02/01/21 .................. 9,700 9,699,879
0.40%, 06/22/21 .................. 24,300 24,274,922
0.40%, 01/04/22 .................. 8,500 8,471,100
NextEra Energy Capital Holdings, Inc., 0.19%
,
03/03/21
(e)
...................... 8,300 8,298,448
Ontario Power Generation, Inc., 0.21%
,
02/18/21
(b)(e)
..................... 8,000 7,999,347
PPG Industries, Inc., 0.42%
,
08/02/21
(e)
..... 25,364 25,318,119
Pure Grove Funding, 0.28%
,
06/07/21
(b)(e)
... 15,000 14,988,014
Ridgefield Funding Co. LLC, 0.29%
,
06/07/21
(b)
(e)
............................ 25,000 24,980,471
Rogers Communications, Inc., 0.55%
,
08/26/21
(e)
...................... 7,285 7,269,774
Royal Bank of Canada, 0.65%
,
05/03/21
(e)
... 8,000 7,997,472
Salisbury Receivables Co. LLC:
0.36%, 02/08/21
(e)
................. 10,000 9,999,750
(SOFR + 0.30%), 0.34%, 02/19/21
(a)
.... 13,000 13,000,682
Shell International Finance BV
(e)
:
1.16%, 02/26/21 .................. 8,000 7,999,266
0.50%, 06/09/21 .................. 21,200 21,186,577
0.52%, 06/22/21 .................. 25,000 24,982,200
0.40%, 07/08/21 .................. 10,000 9,991,866
Societe Generale SA:
0.30%, 06/02/21
(e)
................. 25,000 24,983,552
(LIBOR USD 3 Month + 0.33%), 0.56%,
06/08/21
(a)
.................... 13,000 13,013,423
0.30%, 07/01/21
(e)
................. 15,000 14,987,250
0.30%, 07/07/21
(e)
................. 25,000 24,977,917
0.37%, 12/13/21
(e)
................. 18,000 17,949,456

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.35%, 01/10/22
(e)
................. USD 15,000 $ 14,952,375
Spire, Inc., 0.28%
,
03/09/21
(e)
........... 15,000 14,996,555
Suncor Energy, Inc.
(e)
:
0.28%, 02/02/21 .................. 1,315 1,314,978
0.28%, 02/03/21 .................. 2,000 1,999,958
0.30%, 02/09/21 .................. 7,750 7,749,621
0.32%, 03/04/21 .................. 11,500 11,497,773
0.33%, 03/09/21 .................. 17,000 16,996,096
0.35%, 03/10/21 .................. 18,179 18,174,698
0.35%, 04/05/21 .................. 2,000 1,999,091
0.33%, 04/06/21 .................. 6,667 6,663,910
0.29%, 04/29/21 .................. 4,902 4,898,569
0.00%, 04/30/21 .................. 3,000 2,997,869
0.37%, 05/13/21 .................. 11,000 10,990,816
Svenska Handelsbanken AB, 0.30%
,
12/08/21
(e)
15,000 14,970,004
Swedbank AB, 0.30%
,
04/15/21
(e)
......... 10,000 9,997,446
TELUS Corp.
(e)
:
0.32%, 06/14/21 .................. 15,000 14,982,377
0.27%, 07/13/21 .................. 4,900 4,892,476
0.27%, 07/20/21 .................. 5,100 5,091,667
TransCanada PipeLines Ltd.
(e)
:
0.33%, 02/10/21 .................. 10,000 9,999,460
0.32%, 02/11/21 .................. 14,000 13,999,166
UBS AG
(a)
:
(LIBOR USD 3 Month + 0.18%), 0.42%,
06/23/21 ..................... 12,000 12,002,498
(LIBOR USD 3 Month + 0.17%), 0.39%,
07/09/21 ..................... 8,000 8,001,834
(LIBOR USD 3 Month + 0.12%), 0.35%,
10/14/21 ..................... 22,000 22,010,724
(LIBOR USD 3 Month + 0.12%), 0.34%,
11/12/21 ..................... 15,000 15,001,164
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(LIBOR USD 3 Month + 0.15%), 0.38%,
11/18/21 ..................... USD 15,000 $ 15,004,758
(LIBOR USD 3 Month + 0.17%), 0.40%,
12/02/21 ..................... 15,000 15,006,196
(SOFR + 0.25%), 0.33%, 01/11/22 ...... 15,000 14,997,047
Volkswagen Group of America Finance LLC
(e)
:
0.52%, 10/25/21 .................. 35,000 34,856,160
0.52%, 11/08/21 .................. 15,000 14,934,792
0.52%, 11/10/21 .................. 27,000 26,881,796
Walt Disney Co. (The), 0.48%
,
02/19/21
(e)
... 10,000 9,999,335
Waste Management, Inc.
(e)
:
0.40%, 08/09/21 .................. 25,000 24,962,133
0.45%, 09/10/21 .................. 50,500 50,417,674
Western Union Co. (The), 0.17%
,
02/02/21
(e)
. 6,300 6,299,863
Total Commercial Paper — 37.8%
(Cost: $2,197,877,194) ............................ 2,198,577,999
Shares
Shares
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.0 1%
(g)*
................... 18,712,252 18,712,252
Total Money Market Funds — 0.3%
(Cost: $18,712,252) ............................... 18,712,252
Total Repurchase Agreements — 3.8%
(Cost: $218,500,000) .............................. 218,500,000
Total Short-Term Securities — 63.6%
(Cost: $3,698,587,997) ............................ 3,700,266,008
Total Investments — 102.1%
(Cost: $5,930,999,717 ) ............................ 5,943,606,933
Liabilities in Excess of Other Assets — (2.1)% ............. (120,695,490)
Net Assets — 100.0% ............................... $ 5,822,911,443
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Rates are the current rate or a range of current rates as of period end.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 73,350,982 $ — $ (54,638,730) $ — $ — $ 18,712,252 18,712,252 $ 14,253 $ —
BlackRock Liquid Environmentally
Aware Fund ............ 77,283,705 78,084 — — (30,899) 77,330,890 77,284,519 64,996 —
$ — $ (30,899) $ 96,043,142 $ 79,249 $ —
(a)
Represents net amount purchased (sold).

BlackRock Short Obligations Fund
Schedule of Investments
15
Schedule of Investments
(unaudited) (continued)
January 31, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Po sition Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.67%
(a)
01/29/21 03/18/21 $ 1,000 $ 1,000 $ 1,000,893
Corporate/Debt
Obligation, 0.22%, due
07/14/21 ......... $ 1,049,958 $ 1,050,001
0.77
(a)
01/29/21 04/07/21 4,000 4,000 4,005,818
Corporate/Debt
Obligations, 0.22% to
1.00%, due 07/14/21 to
01/17/31 ......... 4,198,628 4,200,000
$ – $ –
$ 5,000 $ 5,250,001
$ – $ –
BNP Paribas SA ...... 0.45 12/11/20 02/01/21 27,000 27,000 27,017,550
Corporate/Debt
Obligations, 3.50% to
7.63%, due 02/15/23 to
02/15/26 ......... 29,606,612 31,047,560
0.46
(a)
01/29/21 05/07/21 25,000 25,000 25,031,306
Corporate/Debt
Obligations, 3.88% to
12.00%, due 11/01/23
to 09/30/27 ....... 26,862,252 28,714,989
$ – $ –
$ 52,000 $ 59,762,549
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.51
(a)
01/29/21 04/04/21 16,000 16,000 16,014,690
Corporate/Debt
Obligations, 0.50% to
5.70%, due 03/17/21 to
07/15/50 ......... 18,182,543 16,841,087
0.56
(a)
01/29/21 05/04/21 6,000 6,000 6,008,891
Corporate/Debt
Obligations, 2.41% to
7.49%, due 11/15/26 to
11/15/41 ......... 4,643,331 6,309,380
$ – $ –
$ 22,000 $ 23,150,467
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.75
(a)
01/29/21 05/07/21 27,000 27,000 27,055,263
Corporate/Debt
Obligations, 0.34% to
6.41%, due 04/26/23 to
12/17/48 ......... 1,603,317,452 30,793,992
$ – $ –
Goldman Sachs & Co. LLC 0.54
(a)
01/29/21 08/05/21 32,000 32,000 32,090,240
Corporate/Debt
Obligations, 0.00% to
7.07%, due 04/19/21 to
11/01/66 ......... 920,040,851 34,545,431
$ – $ –
Mizuho Securities USA
LLC ............. 0.67
(a)
01/29/21 03/08/21 3,500 3,500 3,502,478
U.S. Treasury
Obligation, 1.50%, due
09/15/22 ......... 3,472,900 3,570,056
0.76
(a)
01/29/21 05/03/21 14,000 14,000 14,027,837
U.S. Treasury
Obligation, 1.50%, due
09/15/22 ......... 13,891,400 14,280,017
1.12 06/25/20 03/22/21 25,000 25,000 25,210,000
Corporate/Debt
Obligations, 0.58% to
4.03%, due 12/10/24 to
10/18/32 ......... 32,208,284 26,750,000
$ – $ –
$ 42,500 $ 44,600,073
$ – $ –
Wells Fargo Securities
LLC ............. 0.36 11/19/20 02/17/21 12,000 12,000 12,010,800
Corporate/Debt
Obligations, 0.00%, due
03/01/21 to 12/14/21 12,616,430 12,600,001
0.37 11/13/20 02/11/21 8,000 8,000 8,007,400
Corporate/Debt
Obligations, 1.03% to
2.95%, due 10/16/34 to
08/17/57 ......... 8,443,423 8,560,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Short Obligations Fund
16
Schedule of Investments
(unaudited) (continued)
January 31, 2021
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.57% 12/14/20 03/12/21 $ 18,000 $ 18,000 $ 18,025,080
Corporate/Debt
Obligations, 1.34% to
4.00%, due 11/15/23 to
04/28/55 ......... $ 20,427,300 $ 19,260,000
$ – $ –
$ 38,000 $ 40,420,001
$ – $ –
$ 218,500 $ 238,522,514
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 68,783,136 $ — $ 68,783,136
Corporate Bonds ........................................ — 1,872,959,826 — 1,872,959,826
Foreign Government Obligations .............................. — 29,234,385 — 29,234,385
Investment Companies .................................... 77,330,890 — — 77,330,890
Municipal Bonds ......................................... — 180,031,109 — 180,031,109
U.S. Government Sponsored Agency Securities .................... — 15,001,579 — 15,001,579
Short-Term Securities:
Certificates of Deposit ..................................... — 1,264,475,757 — 1,264,475,757
Commercial Paper ....................................... — 2,198,577,999 — 2,198,577,999
Money Market Funds ...................................... 18,712,252 — — 18,712,252
Repurchase Agreements ................................... — 218,500,000 — 218,500,000
$ 96,043,142 $ 5,847,563,791 $ — $ 5,943,606,933

Statement of Assets and Liabilities
(unaudited)

January 31, 2021
17
Financial Statements
See notes to financial statements.
BlackRock
Short
Obligations
Fund
ASSETS
Investments at value — unaffiliated (cost — $5,616,481,340) ............................................................................ $ 5,629,063,791
Investments at value — affiliated (cost — $96,018,377) ................................................................................ 96,043,142
Cash ................................................................................................................. 2,056
Repurchase agreements at value (cost — $218,500,000) .............................................................................. 218,500,000
Receivables: –
Capital shares sold ....................................................................................................... 27,165,681
Dividends — affiliated ..................................................................................................... 8,256
Interest — unaffiliated ..................................................................................................... 7,903,429
From the Manager ....................................................................................................... 8,129
Prepaid expenses ......................................................................................................... 264,843
Total assets .............................................................................................................
5,978,959,327
LIABILITIES
Payables: –
Investments purchased .................................................................................................... 116,600,819
Administration fees ....................................................................................................... 255,756
Capital shares redeemed ................................................................................................... 37,150,473
Income dividend distributions ................................................................................................ 10,623
Investment advisory fees .................................................................................................. 725,844
Trustees' and Officer's fees ................................................................................................. 7,808
Other affiliate fees ....................................................................................................... 2,171
Service fees ........................................................................................................... 552,640
Other accrued expenses ................................................................................................... 741,750
Total liabilities ............................................................................................................
156,047,884
NET ASSETS ............................................................................................................
$ 5,822,911,443
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 5,812,088,727
Accumulated earnings ...................................................................................................... 10,822,716
NET ASSETS ............................................................................................................
$ 5,822,911,443

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 2,628,606,326
Shares outstanding .................................................................................................
261,297,010
Net asset value ....................................................................................................
$ 10.06
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 2,559,306,612
Shares outstanding .................................................................................................
254,547,360
Net asset value ....................................................................................................
$ 10.05
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 634,998,505
Shares outstanding .................................................................................................
63,023,765
Net asset value ....................................................................................................
$ 10.08
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2021
19
Financial Statements
See notes to financial statements.
BlackRock
Short
Obligations
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 79,249
Interest — unaffiliated .................................................................................................... 20,604,496
Total investment income .....................................................................................................
20,683,745
EXPENSES
Investment advisory ...................................................................................................... 6,622,027
Service — class specific ................................................................................................... 3,449,979
Transfer agent — class specific .............................................................................................. 1,319,676
Administration ......................................................................................................... 1,005,892
Administration — class specific .............................................................................................. 560,813
Registration ........................................................................................................... 392,942
Accounting services ...................................................................................................... 56,468
Custodian ............................................................................................................. 32,343
Professional ........................................................................................................... 25,305
Trustees and Officer ...................................................................................................... 20,598
Printing and postage ..................................................................................................... 17,989
Miscellaneous .......................................................................................................... 37,006
Total expenses ...........................................................................................................
13,541,038
Less: –
Administration fees waived — class specific ...................................................................................... (103,859)
Fees waived and/or reimbursed by the Manager ................................................................................... (2,535,431)
Service and distribution fees waived and/or reimbursed - class specific .................................................................... (10,182)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (604,881)
Total expenses after fees waived and/or reimbursed ..................................................................................
10,286,685
Net investment income ......................................................................................................
10,397,060
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,241,900)
Net realized gain from investments ............................................................................................ 213,796
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (30,899)
Investments — unaffiliated ............................................................................................... (3,424,796)
A
(3,455,695)
Net realized and unrealized loss ................................................................................................
(3,241,899)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 7,155,161

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
20
See notes to financial statements.
BlackRock Short Obligations Fund
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 10,397,060 $ 56,322,893
Net realized gain (loss) .............................................................................. 213,796 (1,427,089)
Net change in unrealized appreciation (depreciation) .......................................................... (3,455,695) 12,463,005
Net increase in net assets resulting from operations .............................................................
7,155,161 67,358,809
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (6,077,549) (25,084,869)
Investor A ..................................................................................... (3,658,965) (29,776,484)
Class K ....................................................................................... (1,048,073) (1,813,673)
Decrease in net assets resulting from distributions to shareholders ...................................................
(10,784,587) (56,675,026)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
1,165,917,617 2,263,522,243
NET ASSETS
Total increase in net assets ............................................................................. 1,162,288,191 2,274,206,026
Beginning of period .................................................................................. 4,660,623,252 2,386,417,226
End of period ......................................................................................
$ 5,822,911,443 $ 4,660,623,252
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
See notes to financial statements.
BlackRock Short Obligations Fund
Institutional
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.07 $ 10.02 $ 9.99 $ 10.03 $ 10.02 $ 10.00
Net investment income
(a)
.......................
0.02 0.17 0.26 0.18 0.12 0.08
Net realized and unrealized gain (loss) .............
0.00 0.06 0.03 (0.05) 0.01 0.02
Net increase from investment operations ..............
0.02 0.23 0.29 0.13 0.13 0.10
Distributions
(b)
– – – – – –
From net investment income ....................
(0.03) (0.18) (0.26) (0.17) (0.12) (0.08)
From net realized gain .........................
— (0.00)
(c)
(0.00)
(c)
(0.00)
(c)
(0.00)
(c)
(0.00)
(c)
Total distributions .............................
(0.03) (0.18) (0.26) (0.17) (0.12) (0.08)
Net asset value, end of period ....................
$ 10.06 $ 10.07 $ 10.02 $ 9.99 $ 10.03 $ 10.02
Total Return
(d)
0.16% 2.28% 2.96% 1.34% 1.30% —
Based on net asset value ........................
0.16%
(e)
2.28% 2.96% 1.34% 1.30% 0.98%
Ratios to Average Net Assets
Total expenses ...............................
0.36%
(f)
0.43% 0.45% 0.60% 0.54%
(g)
0.58%
(g)
Total expenses after fees waived and/or reimbursed ......
0.25%
(f)
0.30% 0.26% 0.28% 0.24% 0.13%
Net investment income .........................
0.49%
(f)
1.69% 2.59% 1.75% 1.17% 0.79%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,628,606 $ 1,951,914 $ 1,117,218 $ 70,512 $ 38,160 $ 16,945
Portfolio turnover rate ..........................
32% 40% 18% 87% 140% 184%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
22
See notes to financial statements.
BlackRock Short Obligations Fund
Investor A
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
03/09/18
(a)
to 07/31/18 2020 2019
Net asset value, beginning of period ............................................
$ 10.06 $ 10.01 $ 9.99 $ 9.99
Net investment income
(b)
....................................................
0.01 0.15 0.24 0.07
Net realized and unrealized gain (loss) ..........................................
(0.01) 0.06 0.02 0.00
(c)
Net increase from investment operations ...........................................
0.00 0.21 0.26 0.07
Distributions
(d)
– – – –
From net investment income .................................................
(0.01) (0.16) (0.24) (0.07)
From net realized gain ......................................................
— (0.00)
(e)
(0.00)
(e)
—
Total distributions ..........................................................
(0.01) (0.16) (0.24) (0.07)
Net asset value, end of period .................................................
$ 10.05 $ 10.06 $ 10.01 $ 9.99
Total Return
(f)
0.03% 2.08% 2.63% 0.73%
Based on net asset value .....................................................
0.03%
(g)
2.08% 2.63% 0.73%
(g)
Ratios to Average Net Assets
Total expenses ............................................................
0.62%
(h)
0.59% 0.64% 0.78%
(h)( i )
Total expenses after fees waived and/or reimbursed ...................................
0.50%
(h)
0.49% 0.47% 0.42%
(h)
Net investment income ......................................................
0.25%
(h)
1.47% 2.37% 1.87%
(h)
Supplemental Data
Net assets, end of period (000) .................................................
$ 2,559,307 $ 2,585,292 $ 1,136,936 $ 621
Portfolio turnover rate .......................................................
32% 40% 18% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Annualized.
(i)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
23
Financial Highlights
See notes to financial statements.
BlackRock Short Obligations Fund
Class K
(a)
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.08 $ 10.04 $ 10.01 $ 10.04 $ 10.03 $ 10.01
Net investment income
(b)
.......................
0.02 0.18 0.26 0.18 0.12 0.08
Net realized and unrealized gain (loss) .............
0.01 0.05 0.04 (0.03) 0.01 0.02
Net increase from investment operations ..............
0.03 0.23 0.30 0.15 0.13 0.10
Distributions
(c)
– – – – – –
From net investment income ....................
(0.03) (0.19) (0.27) (0.18) (0.12) (0.08)
From net realized gain .........................
— (0.00)
(d)
(0.00)
(d)
(0.00)
(d)
(0.00)
(d)
(0.00)
(d)
Total distributions .............................
(0.03) (0.19) (0.27) (0.18) (0.12) (0.08)
Net asset value, end of period ....................
$ 10.08 $ 10.08 $ 10.04 $ 10.01 $ 10.04 $ 10.03
Total Return
(e)
0.28% 2.28% 3.02% 1.52% 1.35% —
Based on net asset value ........................
0.28%
(f)
2.28% 3.02% 1.52% 1.35% 1.01%
Ratios to Average Net Assets
Total expenses ...............................
0.31%
(g)
0.33% 0.45% 0.53% 0.50%
(h)
0.55%
(h)
Total expenses after fees waived and/or reimbursed ......
0.20%
(g)
0.20% 0.20% 0.20% 0.17% 0.10%
Net investment income .........................
0.49%
(g)
1.84% 2.64% 1.78% 1.22% 0.79%
Supplemental Data
Net assets, end of period (000) ....................
$ 634,999 $ 123,417 $ 132,264 $ 82,549 $ 98,882 $ 31,918
Portfolio turnover rate ..........................
32% 40% 18% 87% 140% 184%
(a)
On the close of business on September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
24
ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Short Obligations Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a contingent deferred sales charge ("CDSC") upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by
BlackRock Advisors, LLC (the “Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Investor K Shares ........................................... No No None

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
26
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fees compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2021, the class specific service fees borne directly by Investor A Shares of the Fund were $3,449,979.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.25%
$1 Billion - $3 Billion ..................................................................................................... 0.24
$3 Billion - $5 Billion ..................................................................................................... 0.23
$5 Billion - $10 Billion .................................................................................................... 0.22
Greater than $10 Billion .................................................................................................. 0.21
Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 242,858
Investor A ........................................................................................................ 276,232
Class K ......................................................................................................... 41,723
$ 560,813

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended January 31, 2021 , affiliates received CDSCs of $38,819 for Investor A Sh ares.
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
November 30, 202 1 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees  who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees "), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2021, the amount waived was $64,183.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the six months ended January 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $2 ,471 , 248 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2021, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
Institutional .................................................................................................... $ 1,689
Class K ...................................................................................................... 125
$ 1,814
Institutional ....................................................................................................... $ 570,816
Investor A ........................................................................................................ 748,105
Class K ......................................................................................................... 755
$ 1,319,676
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through November 30, 2021, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Fund Name/Share Class
Administration Fees
Waived
Service and Distribution
Fees Waived and/or
Reimbursed
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Short Obligations Fund
Institutional .................................................................. $ 3,551 $ — $ 235,794
Investor A ................................................................... 59,809 10,182 368,344
Class K .................................................................... 40,499 — 743
$ 103,859 $ 10,182 $ 604,881

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
28
outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the six months ended January 31, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were $1,121,103,037 and
$870,443,988, respectively.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of July 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,573,281.
As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
BlackRock Funds, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended January 31, 2021, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 3,000,236
Net Realized Gain .......................................................................................................... —
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 5,931,389,446 $ 12,687,126 $ (469,639) $ 12,217,487

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
01/31/21
Year Ended
07/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
180,385,542 $ 1,815,253,365 294,261,492 $ 2,950,805,858
Shares issued in reinvestment of distributions ........................
603,517 6,072,567 2,499,344 25,062,863
Shares redeemed .........................................
(113,610,336) (1,143,085,780) (214,371,441) (2,145,901,351)
Net increase ...............................................
67,378,723 $ 678,240,152 82,389,395 $ 829,967,370
Investor A
Shares sold .............................................
119,745,068 $ 1,204,229,452 360,194,829 $ 3,611,457,406
Shares issued in reinvestment of distributions ........................
362,386 3,644,429 2,963,048 29,694,251
Shares redeemed .........................................
(122,539,093) (1,232,027,196) (219,708,613) (2,198,615,512)
Net increase (decrease) .......................................
(2,431,639) $ (24,153,315) 143,449,264 $ 1,442,536,145
Class K
Shares sold .............................................
84,928,385 $ 855,949,495 15,451,221 $ 155,548,278
Shares issued in reinvestment of distributions ........................
90,450 911,735 133,746 1,343,227
Shares redeemed .........................................
(34,237,316) (345,030,450) (16,522,352) (165,872,777)
Net increase (decrease) .......................................
50,781,519 $ 511,830,780 (937,385) $ (8,981,272)
Total Net Increase
115,728,603 $ 1,165,917,617 224,901,274 $ 2,263,522,243

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
30
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
31
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”),BlackRock Fund
SM
(the "Trust") has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Short Obligations Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Fund met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2021
BlackRock Semi-Annual Report to Shareholders
32
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

Additional Information
(continued)
33
Additional Information
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
34
Currency Abbreviations
USD United States Do llar
Portfolio Abbreviations
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHORTS-1/21-SAR

January 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(unaudited)
BlackRock Funds
SM
BlackRock Total Factor Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.47% 17.25%
U.S. small cap equities
(Russell 2000
®
Index)
40.89 30.17
International equities
(MSCI Europe, Australasia,
Far East Index)
17.58 8.94
Emerging market equities
(MSCI Emerging Markets
Index)
24.07 27.89
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.54
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.56) 4.91
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(0.91) 4.72
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.06 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
6.72 7.38
This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Consolidated Financial Statements:

Fund Summary
as of January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Total Factor Fund
Investment Objective
BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2021, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg
Barclays U.S. Aggregate Bond Index. For the same period, the Fund also underperformed its secondary benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund utilizes a factor investing approach in order to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets in order to be resilient to market shocks and drawdowns.
At the portfolio level, the primary detractors were within single name equities where underperformance within low volatility and momentum insights constrained returns.
Low volatility, a historically consistent contributor, struggled into the end of the period as a flood of monetary stimulus from global central banks pushed up high risk names.
Momentum strategies within single name equities saw the steepest unwind on record on the day of the Covid-19 vaccine announcement as a shift toward a global economic reopening resulted in a sharp reversal of trends. Outside of single name equities, the market-neutral bond portion of the portfolio weighed marginally on performance as security selection detracted within the model. Specifically, the Fund was positioned long in the United States and Australia where rates rose, and short in duration and corresponding interest rate sensitivity in Europe where rates were more resilient given additional central bank stimulus and shaky investor sentiment surrounding a new U.K.
variant of the virus and renewed Brexit concerns.
The Fund’s macroeconomic factor exposure buoyed overall performance with a particularly strong run in November and December 2020. A regime-changing announcement of an effective vaccine kicked off a reflation trade that played to the benefit of the real rates factor (basket of inflation-linked bonds) as well as the economic growth factor’s risk-balanced allocation to global equities, commodities and credit. On the market-neutral style factor side, performance was more mixed with emerging market security selection driving equity market performance contributions as the model tilted into Asia’s primary reflation beneficiaries. From a factor perspective, the defensively oriented quality insights were the most additive to performance among style factors.
The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held for hedging purposes to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives had a slightly negative impact on performance.
The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
Prior to the start of the period, the portfolio had been returned to nearly full target risk after several months in a defensive posture following a spike in correlations across asset classes and factors in the first quarter of 2020. While the majority of the Fund’s target exposures were restored prior to the start of the period, positioning remained cautious with respect to a handful of commodity-sensitive exposures. By the end of the reporting period, all exposures were returned to target levels after seeing a reasonable normalization across commodity-linked markets.
Describe portfolio positioning at period end.
The Fund continued to seek to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies and diversifying strategies. At the end of the period, the macro factor side of the portfolio retained a slight tilt toward the pro-cyclical economic growth factor, while within derivatives the portfolio took a pro-reopening stance by favoring semiconductor-heavy Asian emerging market country futures, tourism-oriented countries in developed market futures, and refined products relative to crude oil.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2021 (continued)

Fund Summary
BlackRock Total Factor Fund
Portfolio Information
Performance Summary for the Period Ended January 31, 2021
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 50%
U.S. Treasury Obligations ............................. 50
Common Stocks ................................... —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO HOLDINGS
Security
Percent of
TotaI Investments
(a)
U.S. Treasury Inflation Linked Notes ..................... 32%
U.S. Treasury Inflation Linked Bonds ..................... 18
Canadian Government Bond .......................... 15
U.K. Treasury Inflation Linked Bonds ..................... 12
Commonwealth of Australia ........................... 11
French Republic .................................. 9
Federal Republic of Germany ......................... 3
(a)
Excludes short-term securities and options purchased.
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(c)
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .............................................. (0.57)% (14.66)% N/A 2.02% N/A 1.32% N/A
Investor A ............................................... (0.69) (14.82) (19.29)% 1.79 0.69% 1.08 0.41%
Investor C ............................................... (1.15) (15.50) (16.34) 1.01 1.01 0.33 0.33
Class K ................................................ (0.57) (14.57) N/A 2.06 N/A 1.34 N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S.
Aggregate Bond Index
(d)
................................. 8.76 10.70 N/A 9.80 N/A 8.79 N/A
MSCI World Index Hedged USD Net
(e)
.......................... 15.31 13.64 N/A 13.37 N/A 12.31 N/A
Bloomberg Barclays U.S. Aggregate Bond Index
(f)
................. (0.91) 4.72 N/A 4.00 N/A 3.16 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
(g)
..................... 0.06 0.54 N/A 1.20 N/A 0.76 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts
(“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name
“BlackRock Strategic Risk Allocation Fund”.
(c)
The Fund commenced operations on December 27, 2012.
(d)
This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(e)
Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the U.S. Dollar ("USD"), the "home"
currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and mid cap stocks across 23 developed market countries and its local performance is calculated in 13 different currencies, including the Euro.
(f)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass- throughs ), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
(g)
An unmanaged index that tracks 3-month U.S. Treasury securities.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

About Fund Performance
2021
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the
Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxe s that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on August 1, 2020 and held through January 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 994.30 $ 2.76 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Investor A ................................ 1,000.00 993.10 4.02 1,000.00 1,021.17 4.08 0.80
Investor C ................................ 1,000.00 988.50 7.72 1,000.00 1,017.44 7.83 1.54
Class K .................................. 1,000.00 994.30 2.51 1,000.00 1,022.68 2.55 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 0.0%
United States — 0.0%
Avaya Holdings Corp.
(a)
.......... 15 $ 334
Total Common Stocks — 0.0%
(Cost: $208) ................................... 334
Par (000)
Pa r (000)
Foreign Government Obligations — 6.0%
Australia — 1.4%
Commonwealth of Australia:
1.25%, 02/21/22 ............ AUD 407 321,735
3.00%, 09/20/25 ............ 574 532,769
0.75%, 11/21/27 ............ 346 299,192
2.50%, 09/20/30 ............ 399 402,214
2.00%, 08/21/35 ............ 288 295,935
1.25%, 08/21/40 ............ 235 224,200
1.00%, 02/21/50 ............ 235 220,076
2,296,121
Canada — 1.8%
Canadian Government Bond:
6.63%, 12/01/26 ............ CAD 379 394,966
4.00%, 12/01/31 ............ 399 477,969
3.99%, 12/01/36 ............ 357 430,224
2.46%, 12/01/41 ............ 374 425,311
1.78%, 12/01/44 ............ 420 452,246
1.39%, 12/01/47 ............ 396 423,428
0.53%, 12/01/50 ............ 355 327,973
2,932,117
France — 1.1%
French Republic:
1.25%, 07/25/22 ............ EUR 121 154,132
2.40%, 07/25/23
(b)
........... 149 197,609
0.27%, 07/25/24 ............ 79 103,489
0.10%, 03/01/25 ............ 93 119,069
0.10%, 03/01/26
(b)
........... 30 39,724
2.07%, 07/25/27 ............ 146 219,333
0.10%, 03/01/28 ............ 77 102,600
0.10%, 03/01/29 ............ 54 74,081
4.43%, 07/25/29 ............ 70 121,681
0.74%, 07/25/30
(b)
........... 95 140,959
4.07%, 07/25/32 ............ 13 24,636
4.08%, 07/25/32 ............ 82 157,669
0.10%, 03/01/36
(b)
........... 22 32,011
0.10%, 07/25/36
(b)
........... 42 62,759
2.16%, 07/25/40
(b)
........... 86 173,119
0.10%, 07/25/47
(b)
........... 65 108,672
1,831,543
Germany — 0.3%
Federal Republic of Germany:
0.11%, 04/15/23 ............ 115 145,137
0.10%, 04/15/26 ............ 100 132,764
0.53%, 04/15/30 ............ 121 177,983
0.11%, 04/15/46 ............ 62 111,922
567,806
United Kingdom — 1.4%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22 ............ GBP 56 83,743
0.13%, 03/22/24 ............ 39 58,625
2.50%, 07/17/24 ............ 36 58,784
0.13%, 03/22/26 ............ 34 54,874
Security
Par (000)
Par (000) Value
United Kingdom (continued)
1.25%, 11/22/27 ............ GBP 50 $ 90,526
0.13%, 08/10/28 ............ 35 59,964
0.13%, 03/22/29 ............ 47 82,371
4.13%, 07/22/30 ............ 24 57,204
1.25%, 11/22/32 ............ 41 87,248
0.75%, 03/22/34 ............ 40 85,570
2.00%, 01/26/35 ............ 37 90,347
0.13%, 11/22/36 ............ 34 71,120
1.13%, 11/22/37 ............ 41 99,592
0.63%, 03/22/40 ............ 38 90,835
0.13%, 08/10/41 ............ 26 59,675
0.63%, 11/22/42 ............ 47 118,605
0.13%, 03/22/44 ............ 40 94,519
0.13%, 03/22/46 ............ 32 77,945
0.75%, 11/22/47 ............ 37 104,787
0.13%, 08/10/48 ............ 26 65,514
0.50%, 03/22/50 ............ 37 105,195
0.25%, 03/22/52 ............ 33 91,655
1.25%, 11/22/55 ............ 38 141,651
0.13%, 11/22/56 ............ 14 42,717
0.13%, 03/22/58 ............ 23 69,427
0.38%, 03/22/62 ............ 36 125,147
0.13%, 11/22/65 ............ 18 63,862
0.13%, 03/22/68 ............ 32 120,914
2,352,416
Total Foreign Government Obligations — 6.0%
(Cost: $8,777,829) .............................. 9,980,003
U.S. Treasury Obligations — 5.9%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... USD 396 479,507
2.00%, 01/15/26 ............ 216 259,164
1.75%, 01/15/28 ............ 109 135,061
3.63%, 04/15/28 ............ 153 211,524
2.50%, 01/15/29 ............ 97 127,909
3.88%, 04/15/29 ............ 174 251,912
3.38%, 04/15/32 ............ 49 73,982
2.13%, 02/15/40 - 02/15/41 ..... 277 429,167
0.75%, 02/15/42 - 02/15/45 ..... 304 385,363
0.63%, 02/15/43 ............ 145 178,941
1.38%, 02/15/44 ............ 142 202,260
1.00%, 02/15/46 - 02/15/49 ..... 355 484,947
0.88%, 02/15/47 ............ 128 170,080
0.25%, 02/15/50 ............ 86 100,131
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/22 - 07/15/30 ..... 2,447 2,625,461
0.63%, 04/15/23 - 01/15/26 ..... 845 918,099
0.38%, 07/15/23 - 07/15/27 ..... 1,187 1,308,489
0.50%, 04/15/24 - 01/15/28 ..... 423 471,267
0.25%, 01/15/25 - 07/15/29 ..... 496 551,434
0.75%, 07/15/28 ............ 215 251,562
0.88%, 01/15/29 ............ 210 248,382
Total U.S. Treasury Obligations — 5.9%
(Cost: $9,127,187) .............................. 9,864,642
Total Long-Term Investments — 11.9%
(Cost: $17,905,224) .............................. 19,844,979

BlackRock Total Factor Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 61.7%
Money Market Funds — 9.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 15,017,613 $ 15,017,613
Total Money Market Funds — 9.1%
(Cost: $15,017,613) .............................. 15,017,613
Par (000)
Pa r (000)
U.S. Treasury Obligations — 52.6%
U.S. Treasury Bills
(d)
:
0.13%, 08/12/21 ............ USD 20,000 19,993,067
0.14%, 07/15/21 ............ 22,000 21,993,110
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.14%, 04/22/21 ............ USD 25,000 $ 24,996,944
0.18%, 05/20/21 ............ 20,295 20,290,510
Total U.S. Treasury Obligations — 52.6%
(Cost: $87,249,046) .............................. 87,273,631
Total Short-Term Securities — 61.7%
(Cost: $102,266,659) ............................. 102,291,244
Total Options Purchased — 0.1%
(Cost: $141,376) ................................ 132,661
Total Investments — 73.7%
(Cost: $120,313,259) ............................. 122,268,884
Other Assets Less Liabilities — 26.3% .................. 43,536,778
Net Assets — 100.0% .............................. $ 165,805,662
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 50,698,955 $ — $ (35,681,342) $ — $ — $ 15,017,613 15,017,613 $ 2,003 $ —
(a)
Represents net amount purchased (sold).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
10
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
AEX Index .............................................................. 32 02/19/21 $ 4,943 $ (53,008)
IBEX 35 Index ............................................................ 55 02/19/21 5,173 (324,503)
OMXS30 Index ........................................................... 169 02/19/21 3,932 (15,296)
FTSE China A50 Index ...................................................... 346 02/25/21 6,270 (225,769)
Brent Crude Oil
(a)
.......................................................... 13 02/26/21 716 2,178
RBOB Gasoline
(a)
......................................................... 150 02/26/21 9,782 77,634
Euro-Bund .............................................................. 192 03/08/21 41,300 (228,345)
TOPIX Index ............................................................. 38 03/11/21 6,545 68,133
Australia 10 Year Bond ...................................................... 456 03/15/21 50,835 (338,428)
S&P/TSX 60 Index ......................................................... 9 03/18/21 1,440 (20,328)
DAX Index .............................................................. 3 03/19/21 1,223 (36,719)
FTSE/MIB Index .......................................................... 60 03/19/21 7,841 (119,363)
S&P 500 E-Mini Index ...................................................... 34 03/19/21 6,299 12,151
U.S. Treasury 10 Year Note ................................................... 83 03/22/21 11,379 71,214
Long Gilt ............................................................... 360 03/29/21 66,131 (173,137)
Silver
(a)
................................................................ 11 03/29/21 1,480 162,598
100 oz Gold
(a)
............................................................ 36 04/28/21 6,661 (32,880)
(1,173,868)
Short Contracts
CAC 40 10 Euro Index ...................................................... 104 02/19/21 6,810 329,562
WTI Crude Oil
(a)
........................................................... 3 02/22/21 157 2,092
Natural Gas
(a)
............................................................ 108 02/24/21 2,769 14,234
SGX NIFTY 50 Index ....................................................... 352 02/25/21 9,659 336,773
Low Sulphur Gasoil
(a)
....................................................... 21 03/11/21 950 8,882
SPI 200 Index ............................................................ 72 03/18/21 8,998 39,866
FTSE 100 Index .......................................................... 74 03/19/21 6,449 222,081
Canada 10 Year Bond ...................................................... 436 03/22/21 50,329 446,024
1,399,514
$ 225,646
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 25,000 USD 33,954 UBS AG 02/02/21 $ 299
USD 16,310 AUD 21,000 Barclays Bank plc 02/02/21 261
USD 630,308 AUD 815,000 Barclays Bank plc 02/02/21 7,444
USD 656,767 AUD 849,000 Goldman Sachs International 02/02/21 7,919
USD 627,902 AUD 812,150 Toronto Dominion Bank 02/02/21 7,216
USD 630,790 AUD 815,000 UBS AG 02/02/21 7,926
USD 11,780 CAD 15,000 Barclays Bank plc 02/02/21 50
USD 758,958 CAD 965,000 Barclays Bank plc 02/02/21 4,315
USD 758,719 CAD 965,000 Goldman Sachs International 02/02/21 4,076
USD 763,756 CAD 972,480 Toronto Dominion Bank 02/02/21 3,263
USD 758,922 CAD 965,000 UBS AG 02/02/21 4,279
USD 614,206 EUR 500,000 Barclays Bank plc 02/02/21 7,431
USD 622,863 EUR 507,000 Goldman Sachs International 02/02/21 7,594
USD 616,903 EUR 501,874 Toronto Dominion Bank 02/02/21 7,854
USD 623,787 EUR 508,000 UBS AG 02/02/21 7,305
USD 587,755 AUD 765,000 Barclays Bank plc 03/02/21 3,018
USD 588,834 AUD 765,000 Goldman Sachs International 03/02/21 4,096
USD 587,952 AUD 764,150 Toronto Dominion Bank 03/02/21 3,864

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 589,061 AUD 765,000 UBS AG 03/02/21 $ 4,324
USD 756,022 CAD 965,000 Barclays Bank plc 03/02/21 1,318
USD 756,192 CAD 965,000 Goldman Sachs International 03/02/21 1,488
USD 757,855 CAD 967,480 Toronto Dominion Bank 03/02/21 1,211
USD 756,433 CAD 965,000 UBS AG 03/02/21 1,729
USD 601,741 EUR 495,000 Barclays Bank plc 03/02/21 691
USD 601,743 EUR 495,000 Goldman Sachs International 03/02/21 693
USD 602,676 EUR 495,874 Toronto Dominion Bank 03/02/21 565
USD 601,992 EUR 495,000 UBS AG 03/02/21 943
USD 611,560 GBP 445,000 Barclays Bank plc 03/02/21 1,764
USD 611,645 GBP 445,000 Goldman Sachs International 03/02/21 1,849
USD 605,782 GBP 440,799 Toronto Dominion Bank 03/02/21 1,743
USD 611,811 GBP 445,000 UBS AG 03/02/21 2,015
AUD 8,228,000
(a)
USD 6,209,473 Morgan Stanley & Co. International plc 03/17/21 80,334
CAD 35,943,276
(a)
USD 28,084,384 Morgan Stanley & Co. International plc 03/17/21 26,835
GBP 5,076,000
(a)
USD 6,871,786 Morgan Stanley & Co. International plc 03/17/21 84,719
INR 1,768,127,000
(a)
USD 23,719,240 HSBC Bank plc 03/17/21 377,463
NZD 37,386,000
(a)
USD 26,326,249 Morgan Stanley & Co. International plc 03/17/21 539,542
USD 23,878,961
(a)
BRL 122,000,000 Bank of America NA 03/17/21 1,607,540
USD 358,117
(a)
BRL 1,845,000 Deutsche Bank AG 03/17/21 21,307
USD 2,305,253
(a)
BRL 11,902,000 Goldman Sachs International 03/17/21 132,512
USD 1,366,843
(a)
BRL 7,304,000 Morgan Stanley & Co. International plc 03/17/21 33,479
USD 10,298,554
(a)
CAD 13,130,000 Morgan Stanley & Co. International plc 03/17/21 29,588
USD 1,004,602
(a)
CHF 890,000 Morgan Stanley & Co. International plc 03/17/21 4,192
USD 17,608,034
(a)
EUR 14,449,335 Morgan Stanley & Co. International plc 03/17/21 56,213
USD 1,565,719
(a)
GBP 1,139,000 Morgan Stanley & Co. International plc 03/17/21 4,754
USD 2,130,758
(a)
HKD 16,514,000 Morgan Stanley & Co. International plc 03/17/21 699
USD 1,018,370
(a)
JPY 105,544,000 Morgan Stanley & Co. International plc 03/17/21 10,329
USD 25,589,864
(a)
KRW 27,723,335,000 HSBC Bank plc 03/17/21 799,463
USD 6,989,954
(a)
KRW 7,807,779,000 JPMorgan Chase Bank NA 03/17/21 8,184
USD 9,067,658
(a)
MXN 183,324,000 Morgan Stanley & Co. International plc 03/17/21 165,632
USD 12,980,551
(a)
NZD 17,979,000 Morgan Stanley & Co. International plc 03/17/21 60,739
USD 2,449,554
(a)
RUB 182,068,000 Barclays Bank plc 03/17/21 52,401
USD 617,123
(a)
SEK 5,098,000 Morgan Stanley & Co. International plc 03/17/21 6,757
USD 1,934,416
(a)
TWD 53,868,400 Barclays Bank plc 03/17/21 2,881
USD 6,483,166
(a)
TWD 179,279,000 BNP Paribas SA 03/17/21 54,839
USD 2,000,000
(a)
TWD 55,357,600 Morgan Stanley & Co. International plc 03/17/21 15,067
4,284,012
AUD 16,000 USD 12,497 Barclays Bank plc 02/02/21 (269)
AUD 765,000 USD 587,673 Barclays Bank plc 02/02/21 (3,022)
AUD 765,000 USD 588,744 Goldman Sachs International 02/02/21 (4,093)
AUD 844,150 USD 649,438 Toronto Dominion Bank 02/02/21 (4,296)
AUD 922,000 USD 709,614 UBS AG 02/02/21 (4,976)
CAD 965,000 USD 755,976 Barclays Bank plc 02/02/21 (1,333)
CAD 985,000 USD 771,854 Goldman Sachs International 02/02/21 (1,571)
CAD 967,480 USD 757,806 Toronto Dominion Bank 02/02/21 (1,223)
CAD 965,000 USD 756,380 UBS AG 02/02/21 (1,737)
EUR 495,000 USD 601,375 Barclays Bank plc 02/02/21 (668)
EUR 495,000 USD 601,375 Goldman Sachs International 02/02/21 (668)
EUR 495,874 USD 602,308 Toronto Dominion Bank 02/02/21 (541)
EUR 531,000 USD 645,833 UBS AG 02/02/21 (1,439)
GBP 445,000 USD 611,475 Barclays Bank plc 02/02/21 (1,758)
GBP 445,000 USD 611,564 Goldman Sachs International 02/02/21 (1,847)
GBP 440,799 USD 605,702 Toronto Dominion Bank 02/02/21 (1,741)
GBP 445,000 USD 611,733 UBS AG 02/02/21 (2,016)
USD 614,446 GBP 450,000 Barclays Bank plc 02/02/21 (2,121)
USD 614,416 GBP 450,000 Goldman Sachs International 02/02/21 (2,151)
USD 606,867 GBP 444,799 Toronto Dominion Bank 02/02/21 (2,575)
USD 614,690 GBP 450,000 UBS AG 02/02/21 (1,878)
USD 8,160 GBP 6,000 Westpac Banking Corp. 02/02/21 (61)
AUD 29,000 USD 22,254 Barclays Bank plc 03/02/21 (88)
CAD 92,000 USD 72,027 Barclays Bank plc 03/02/21 (76)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
12
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 38,000 USD 52,189 Barclays Bank plc 03/02/21 $ (117)
AUD 15,555,000
(a)
USD 12,023,449 Morgan Stanley & Co. International plc 03/17/21 (132,596)
BRL 12,827,000
(a)
USD 2,508,306 BNP Paribas SA 03/17/21 (166,703)
CAD 3,966,000
(a)
USD 3,123,171 Morgan Stanley & Co. International plc 03/17/21 (21,365)
CHF 557,000
(a)
USD 629,280 Morgan Stanley & Co. International plc 03/17/21 (3,179)
EUR 2,146,000
(a)
USD 2,611,710 Morgan Stanley & Co. International plc 03/17/21 (4,933)
HKD 12,825,000
(a)
USD 1,654,728 JPMorgan Chase Bank NA 03/17/21 (489)
INR 21,118,000
(a)
USD 288,273 Barclays Bank plc 03/17/21 (469)
INR 659,482,000
(a)
USD 8,998,254 Morgan Stanley & Co. International plc 03/17/21 (10,584)
JPY 1,031,162,367
(a)
USD 9,952,775 Morgan Stanley & Co. International plc 03/17/21 (104,238)
KRW 8,052,739,000
(a)
USD 7,343,656 BNP Paribas SA 03/17/21 (142,840)
KRW 6,360,992,000
(a)
USD 5,830,755 HSBC Bank plc 03/17/21 (142,711)
MXN 628,665,000
(a)
USD 31,397,143 Morgan Stanley & Co. International plc 03/17/21 (869,817)
NOK 1,449,000
(a)
USD 170,273 Morgan Stanley & Co. International plc 03/17/21 (1,115)
RUB 184,723,000
(a)
USD 2,489,877 Barclays Bank plc 03/17/21 (57,768)
RUB 203,753,000
(a)
USD 2,756,000 Deutsche Bank AG 03/17/21 (73,337)
RUB 112,580,000
(a)
USD 1,528,320 Goldman Sachs International 03/17/21 (46,063)
RUB 160,854,000
(a)
USD 2,132,940 HSBC Bank plc 03/17/21 (15,096)
SGD 61,000
(a)
USD 46,028 Morgan Stanley & Co. International plc 03/17/21 (110)
TWD 40,407,000
(a)
USD 1,460,899 Barclays Bank plc 03/17/21 (12,043)
TWD 123,545,000
(a)
USD 4,476,917 JPMorgan Chase Bank NA 03/17/21 (47,019)
USD 38,320,247
(a)
AUD 51,551,062 Morgan Stanley & Co. International plc 03/17/21 (1,087,412)
USD 10,374,550
(a)
GBP 7,794,006 Morgan Stanley & Co. International plc 03/17/21 (306,902)
USD 4,456,703
(a)
INR 330,086,000 Barclays Bank plc 03/17/21 (41,834)
USD 3,996,008
(a)
INR 297,074,000 BNP Paribas SA 03/17/21 (52,629)
USD 1,426,823
(a)
INR 104,900,000 Morgan Stanley & Co. International plc 03/17/21 (2,794)
USD 418,784
(a)
NOK 3,662,000 Morgan Stanley & Co. International plc 03/17/21 (8,721)
USD 9,402,354
(a)
NZD 13,251,000 Morgan Stanley & Co. International plc 03/17/21 (119,889)
USD 608,973
(a)
SEK 5,105,468 Morgan Stanley & Co. International plc 03/17/21 (2,286)
USD 196,866
(a)
SGD 263,000 Morgan Stanley & Co. International plc 03/17/21 (1,111)
(3,518,318)
$ 765,694
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
(0.10)% Annual
6 month
EURIBOR Semi-Annual BNP Paribas SA 02/18/21 (0.10) % EUR 19,236 $ 18,734
10-Year Interest Rate Swap
(a)
1.10% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/18/21 1.10 USD 16,214 113,927
$ 132,661
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 CCC+ USD 7,462 $ 646,445 $ 405,177 $ 241,268

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 B+ EUR 5,625 $ 747,736 $ 440,425 $ 307,311
$ 1,394,181 $ 845,602 $ 548,579
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2021 ......... BRL (3,304,727) Merrill Lynch International & Co. 02/17/21 BRL 3,305 $ 15,741 $ — $ 15,741
BOVESPA Index Futures
February 2021 ......... BRL (1,676,885) Merrill Lynch International & Co. 02/17/21 BRL 1,677 12,352 — 12,352
BOVESPA Index Futures
February 2021 ......... BRL (5,407,267) Merrill Lynch International & Co. 02/17/21 BRL 5,407 844 — 844
BOVESPA Index Futures
February 2021 ......... BRL (822,683) Merrill Lynch International & Co. 02/17/21 BRL 823 3,296 — 3,296
Taiwan Capitalization Weighted
Stock Index Futures February
2021 ................ TWD 505,467,518 Merrill Lynch International & Co. 02/17/21 TWD 505,468 (506,580) — (506,580)
Taiwan Capitalization Weighted
Stock Index Futures February
2021 ................ TWD 25,365,540 Merrill Lynch International & Co. 02/17/21 TWD 25,366 (44,765) — (44,765)
KOSPI 200 Index Futures March
2021 ................ KRW 364,823,000 Merrill Lynch International & Co. 03/11/21 KRW 364,823 35,426 — 35,426
KOSPI 200 Index Futures March
2021 ................ KRW 1,946,163,500 Merrill Lynch International & Co. 03/11/21 KRW 1,946,164 68,019 — 68,019
Swiss Market Index Futures
March 2021 ........... CHF 2,876,160 HSBC Bank plc 03/19/21 CHF 2,876 78,900 — 78,900
Swiss Market Index Futures
March 2021 ........... CHF 2,469,672 HSBC Bank plc 03/19/21 CHF 2,470 (55,439) — (55,439)
Swiss Market Index Futures
March 2021 ........... CHF 5,282,324 HSBC Bank plc 03/19/21 CHF 5,282 (141,515) — (141,515)
Swiss Market Index Futures
March 2021 ........... CHF 215,585 HSBC Bank plc 03/19/21 CHF 216 (5,753) — (5,753)
Swiss Market Index Futures
March 2021 ........... CHF 216,645 HSBC Bank plc 03/19/21 CHF 217 (6,944) — (6,944)
MSCI Hong Kong Net Return
Index ................ USD (301,002) Citibank NA 06/08/21 USD 301 3,715 — 3,715
MSCI Hong Kong Net Return
Index ................ USD (446,384) Goldman Sachs International 06/08/21 USD 446 419 — 419
$ (542,284) $ — $ (542,284)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
14
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/26/21-11/11/21 $ (146,707) $ (18,519)
(c)
$ (171,608) 20.7%
Monthly Citibank NA
(d)
02/24/23-02/27/23 (35,780) (98,640)
(e)
(137,442) 17.3
Monthly
Credit Suisse
International
(f)
02/08/23 (121,651) 94,531
(g)
(36,999) 19.3
Monthly
Deutsche Bank
AG
(h)
03/29/21-02/17/23 (33,413) (4,510)
( i )
(32,590) 12.7
Monthly
Goldman Sachs
International
(j)
02/27/23-03/01/23 (106,378) 4,454
(k)
(101,701) 20.7
Monthly
JPMorgan Chase
Bank NA
(l)
02/08/23 6,356 (24,344)
(m)
(27,715) 2.8
Monthly
Merrill Lynch
International &
Co.
(n)
02/15/23 (79,322) (1,843)
(o)
(85,825) 19.0
$ (48,871) $ (593,880)
(b) (d) (f)
Range: 20-125 basis points 18-558 basis points 20-80 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore SGD 1 Month
ASX Australian Bank Bill Short Term Rates 1 Month ASX Australian Bank Bill Short Term Rates 1 Month ASX Australian Bank Bill Short Term Rates 1 Month
Copenhagen Interbank Swap Rate 1 Month Bank of Canada Overnight Repo Rate Canada Bankers Acceptances 1 Month
Hong Kong Interbank Offer Rate 1 Month Copenhagen Interbank Swap Rate 1 Week Copenhagen Interbank Swap Rate 1 Month
Intercontinental Exchange LIBOR: Euro Overnight Index Average Hong Kong Interbank Offer Rate 1 Month
CHF 1 Month Hong Kong Interbank Offer Rate 1 Week Intercontinental Exchange LIBOR:
EUR 1 Month Intercontinental Exchange LIBOR: CHF 1 Month
GBP 1 Month CHF 1 Week EUR 1 Month
JPY 1 Month EUR 1 Week GBP 1 Month
USD 1 Month GBP 1 Week JPY 1 Month
Norway Interbank Offer Rate 1 Month JPY 1 Month Norway Interbank Offer Rate 1 Month
Stockholm Interbank Offer Rate 1 Month USD 1 Month Stockholm Interbank Offer Rate 1 Month
USD Overnight Bank Funding Rate Norway Interbank Offer Rate 1 Week USD Overnight Bank Funding Rate
Stockholm Interbank Offer Rate 1 Week
Range: (h) (j) (l)
Benchmarks: 0 basis points 15-150 basis points 18-45 basis points
Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Overnight
Bank of Canada Overnight Lending Rate
ASX Australian Bank Bill Short Term Rates 1 Month Bank of Canada Overnight Repo Rate Canada Overnight Interbank Rate
Copenhagen Interbank Overnight Deposit MID Rate Danish Tomorrow/Next Reference Rate Intercontinental Exchange LIBOR USD 1 Month
Intercontinental Exchange LIBOR: Euro Overnight Index Average USD Overnight Bank Funding Rate
EUR 1 Week Hong Kong Overnight Index Swap Rate
GBP 1 Week Intercontinental Exchange LIBOR CHF 1 Day
Norwegian Overnight Weighted Average Israel Tel Aviv Interbank Offer Rate Overnight
New Zealand Overnight Deposit Rate Norwegian Overnight Weighted Average
Stockholm Interbank Offer Rate 1 Week New Zealand Overnight Deposit Rate
USD Overnight Bank Funding Rate Reserve Bank of Australia Overnight Cash Rate
Sterling Overnight Index Average
Stockholm Interbank Offer Rate Overnight
Tokyo Overnight Average Rate
U.S. Federal Reserve Overnight Effective Federal Funds Rate

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
(c)
Amount includes $6,382 of net dividends and financing fees.
(e)
Amount includes $3,022 of net dividends and financing fees.
(g)
Amount includes $9,879 of net dividends and financing fees.
(i)
Amount includes $(5,333) of net dividends and financing fees.
(k)
Amount includes $(223) of net dividends and financing fees.
(m)
Amount includes $9,727 of net dividends and financing fees.
(o)
Amount includes $4,660 of net dividends and financing fees.
I
Range: (n)
Benchmarks: 0-75 basis points
ASX Australian Bank Bill Short Term Rates 1 Month
Bank of Canada Overnight Lending Rate
Copenhagen Interbank Swap Rate 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
GBP 1 Week
JPY 1 Week
USD 1 Month
Israel Tel Aviv Interbank Offer Rate 1 Month
Norway Interbank Offer Rate 1 Week
Stockholm Interbank Offer Rate 1 Week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of January 31, 2021, expiration dates 03/26/21-11/11/21:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
BHP Group Ltd. .......... 594 $ 19,809 (11.5) %
South32 Ltd. ............ 41,887 80,786 (47.1)
Tabcorp Holdings Ltd. ...... 12,434 37,680 (22.0)
Wesfarmers Ltd. .......... 1,090 45,245 (26.4)
183,520
Austria
Raiffeisen Bank International AG 1,198 23,419 (13.6)
Denmark
AP Moller - Maersk A/S, Class B 14 28,758 (16.8)
Coloplast A/S, Class B ...... 362 54,035 (31.5)
Novo Nordisk A/S, Class B ... 315 21,945 (12.8)
104,738
France
Bollore SA .............. 10,144 41,080 (23.9)
Cie Generale des Etablissements
Michelin SCA .......... 1,042 143,595 (83.7)
CNP Assurances .......... 1,432 21,704 (12.6)
Credit Agricole SA ......... 3,101 35,098 (20.5)
Edenred ............... 326 17,657 (10.3)
Eurazeo SE ............. 354 24,792 (14.4)
Hermes International ....... 15 15,305 (8.9)
L'Oreal SA .............. 159 55,936 (32.6)
TOTAL SE .............. 925 38,987 (22.7)
394,154
Germany
Allianz SE (Registered) ..... 608 137,414 (80.1)
BASF SE ............... 1,076 83,160 (48.5)
Continental AG ........... 123 17,214 (10.0)
Covestro AG ............ 755 51,289 (29.9)
GEA Group AG ........... 2,004 69,242 (40.3)
Shares Value
% of Basket
Value
Germany (continued)
Henkel AG & Co. KGaA
(Preference) .......... 929 $ 96,218 (56.1) %
Scout24 AG ............. 886 68,410 (39.9)
Siemens AG (Registered) .... 112 17,353 (10.1)
540,300
Hong Kong
CK Asset Holdings Ltd. ..... 16,500 82,327 (48.0)
New World Development Co.
Ltd. ................ 16,000 74,081 (43.2)
Sun Hung Kai Properties Ltd. . 8,000 109,282 (63.7)
265,690
Ireland
CRH plc ............... 2,705 110,999 (64.7)
Israel
Check Point Software
Technologies Ltd. ....... 344 43,942 (25.6)
Japan
ABC-Mart, Inc. ........... 600 34,128 (19.9)
Amada Holdings Co. Ltd. .... 8,600 96,826 (56.4)
Brother Industries Ltd. ...... 9,000 200,687 (116.9)
Calbee , Inc. ............. 2,700 79,848 (46.5)
Chugai Pharmaceutical Co. Ltd. 1,500 78,494 (45.7)
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 7,200 109,303 (63.7)
FUJIFILM Holdings Corp. .... 400 22,913 (13.4)
Hankyu Hanshin Holdings, Inc. 800 25,884 (15.1)
Hirose Electric Co. Ltd. ..... 300 47,102 (27.5)
Isuzu Motors Ltd. ......... 2,100 20,082 (11.7)
Ito En Ltd. .............. 400 24,959 (14.5)
Kajima Corp. ............ 7,000 93,790 (54.7)
KDDI Corp. ............. 5,000 146,964 (85.6)
Kyushu Railway Co. ....... 1,300 27,301 (15.9)
Lawson, Inc. ............ 1,100 53,425 (31.1)
Lixil Corp. .............. 7,000 163,242 (95.1)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
16
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
McDonald's Holdings Co. Japan
Ltd. ................ 900 $ 43,888 (25.6) %
Mitsubishi Electric Corp. ..... 14,200 216,618 (126.2)
Mitsubishi UFJ Financial Group,
Inc. ................. 5,700 25,740 (15.0)
Mitsui Chemicals, Inc. ...... 1,800 51,578 (30.1)
Mizuho Financial Group, Inc. .. 16,600 218,827 (127.5)
Nippon Yusen KK ......... 2,500 57,584 (33.6)
NSK Ltd. ............... 17,400 157,761 (91.9)
Osaka Gas Co. Ltd. ........ 2,600 48,081 (28.0)
Pola Orbis Holdings, Inc. .... 1,200 24,023 (14.0)
Recruit Holdings Co. Ltd. .... 1,200 52,197 (30.4)
Santen Pharmaceutical Co. Ltd. 1,600 26,462 (15.4)
Secom Co. Ltd. ........... 500 45,305 (26.4)
Sega Sammy Holdings, Inc. .. 4,900 78,042 (45.5)
Seiko Epson Corp. ........ 2,600 44,291 (25.8)
Sekisui Chemical Co. Ltd. .... 3,300 59,519 (34.7)
Sumitomo Mitsui Financial
Group, Inc. ........... 1,000 31,068 (18.1)
Suntory Beverage & Food Ltd. 5,500 192,128 (112.0)
Taisei Corp. ............. 1,200 38,877 (22.7)
Teijin Ltd. ............... 16,100 294,541 (171.6)
Tokyo Electron Ltd. ........ 200 76,051 (44.3)
Tokyo Gas Co. Ltd. ........ 5,200 113,946 (66.4)
Toshiba Corp. ............ 2,100 68,578 (40.0)
Tosoh Corp. ............. 1,800 30,866 (18.0)
TOTO Ltd. .............. 2,800 155,081 (90.4)
Toyo Suisan Kaisha Ltd. ..... 1,100 54,136 (31.5)
Toyota Motor Corp. ........ 500 35,068 (20.4)
Yamaha Motor Co. Ltd. ..... 1,900 41,916 (24.4)
3,507,120
Netherlands
Adyen NV .............. 14 29,246 (17.1)
EXOR NV .............. 1,331 98,656 (57.5)
NN Group NV ............ 767 31,947 (18.6)
Wolters Kluwer NV ........ 449 37,308 (21.7)
197,157
Norway
Gjensidige Forsikring ASA ... 66 1,518 (0.9)
Orkla ASA .............. 3,621 35,198 (20.5)
36,716
Singapore
DBS Group Holdings Ltd. .... 1,500 28,286 (16.5)
Oversea-Chinese Banking Corp.
Ltd. ................ 5,900 45,727 (26.7)
United Overseas Bank Ltd. ... 9,300 163,399 (95.2)
237,412
Spain
Iberdrola SA ............. 510 3,505 (2.0)
Industria de Diseno Textil SA .. 1,080 32,031 (18.7)
35,536
Sweden
Autoliv , Inc. ............. 317 28,121 (16.4)
Boliden AB .............. 3,392 111,145 (64.8)
Epiroc AB, Class A ........ 2,127 40,751 (23.7)
Evolution Gaming Group AB .. 298 28,999 (16.9)
Skanska AB, Class B ....... 1,682 43,463 (25.3)
Swedish Match AB ........ 1,220 94,078 (54.8)
Telefonaktiebolaget LM Ericsson,
Class B .............. 5,954 74,970 (43.7)
Shares Value
% of Basket
Value
Sweden (continued)
Volvo AB, Class B ......... 3,209 $ 79,065 (46.1) %
500,592
Switzerland
Adecco Group AG (Registered) 1,960 122,432 (71.3)
Cie Financiere Richemont SA . 174 16,162 (9.4)
Geberit AG (Registered) ..... 22 13,465 (7.8)
Kuehne + Nagel International AG
(Registered) ........... 1,007 229,149 (133.5)
LafargeHolcim Ltd. (Registered) 537 29,039 (16.9)
Logitech International SA
(Registered) ........... 545 56,603 (33.0)
Novartis AG (Registered) .... 2,820 255,337 (148.8)
SGS SA (Registered) ....... 33 100,089 (58.3)
Swiss Life Holding AG
(Registered) ........... 226 103,046 (60.1)
Swisscom AG (Registered) ... 816 444,131 (258.8)
Zurich Insurance Group AG .. 506 202,323 (117.9)
1,571,776
United Kingdom
Auto Trader Group plc ...... 7,292 56,218 (32.8)
Coca-Cola European Partners
plc ................. 1,584 73,609 (42.9)
Croda International plc ...... 801 68,821 (40.1)
GlaxoSmithKline plc ....... 2,400 44,571 (26.0)
Intertek Group plc ......... 537 40,443 (23.6)
Kingfisher plc ............ 49,534 188,041 (109.6)
National Grid plc .......... 3,330 38,680 (22.5)
Phoenix Group Holdings plc .. 3,115 28,707 (16.7)
Rentokil Initial plc ......... 4,103 27,847 (16.2)
Sage Group plc (The) ...... 2,800 22,546 (13.1)
WPP plc ............... 23,637 246,998 (143.9)
836,481
United States
Accenture plc, Class A ...... 701 169,586 (98.8)
Activision Blizzard, Inc. ..... 233 21,203 (12.4)
Adobe, Inc. ............. 613 281,226 (163.9)
Advanced Micro Devices, Inc. . 320 27,405 (16.0)
Aflac, Inc. .............. 3,746 169,244 (98.6)
Amazon.com, Inc. ......... 33 105,805 (61.7)
Applied Materials, Inc. ...... 1,225 118,433 (69.0)
Archer-Daniels-Midland Co. .. 328 16,403 (9.6)
Arrow Electronics, Inc. ...... 1,596 155,817 (90.8)
AutoZone, Inc. ........... 71 79,404 (46.3)
Axalta Coating Systems Ltd. .. 3,495 94,330 (55.0)
Biogen, Inc. ............. 173 48,892 (28.5)
Cadence Design Systems, Inc. 18 2,347 (1.4)
Cardinal Health, Inc. ....... 469 25,199 (14.7)
Cerner Corp. ............ 1,054 84,436 (49.2)
Chipotle Mexican Grill, Inc. ... 7 10,360 (6.0)
Citigroup, Inc. ............ 829 48,074 (28.0)
Cognizant Technology Solutions
Corp., Class A ......... 418 32,583 (19.0)
Conagra Brands, Inc. ....... 1,021 35,327 (20.6)
ConocoPhillips ........... 154 6,165 (3.6)
Constellation Brands, Inc., Class
A .................. 86 18,140 (10.6)
CSX Corp. .............. 1,039 89,099 (51.9)
Cummins, Inc. ........... 1,473 345,301 (201.2)
DaVita, Inc. ............. 371 43,544 (25.4)
Devon Energy Corp. ....... 1,298 21,365 (12.4)
Dropbox, Inc., Class A ...... 5,356 121,206 (70.6)
eBay, Inc. .............. 495 27,972 (16.3)
Ecolab, Inc. ............. 310 63,398 (36.9)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Emerson Electric Co. ....... 979 $ 77,684 (45.3) %
Etsy, Inc. ............... 160 31,854 (18.6)
Exelon Corp. ............ 8,759 364,024 (212.1)
Facebook, Inc., Class A ..... 78 20,150 (11.7)
FactSet Research Systems, Inc. 206 62,282 (36.3)
Fastenal Co. ............ 31 1,413 (0.8)
FedEx Corp. ............ 338 79,545 (46.4)
Ferguson plc ............ 1,873 217,472 (126.7)
Hartford Financial Services
Group, Inc. (The) ....... 1,743 83,699 (48.8)
Henry Schein, Inc. ......... 464 30,554 (17.8)
Hershey Co. (The) ........ 636 92,500 (53.9)
HP, Inc. ................ 731 17,793 (10.4)
Humana, Inc. ............ 41 15,707 (9.2)
IDEX Corp. ............. 188 35,004 (20.4)
IDEXX Laboratories, Inc. .... 45 21,541 (12.6)
Illinois Tool Works, Inc. ...... 1,666 323,554 (188.5)
Intel Corp. .............. 477 26,478 (15.4)
Intuit, Inc. .............. 91 32,872 (19.2)
Jack Henry & Associates, Inc. . 276 39,962 (23.3)
Jazz Pharmaceuticals plc .... 103 16,016 (9.3)
JB Hunt Transport Services, Inc. 1,285 173,038 (100.8)
Johnson Controls International
plc ................. 834 41,550 (24.2)
Kinder Morgan, Inc. ........ 5,518 77,693 (45.3)
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 81,360 (47.4)
Lam Research Corp. ....... 369 178,578 (104.1)
Lear Corp. .............. 159 23,971 (14.0)
Masco Corp. ............ 1,883 102,266 (59.6)
McDonald's Corp. ......... 63 13,094 (7.6)
McKesson Corp. .......... 94 16,400 (9.6)
MetLife, Inc. ............. 6,283 302,526 (176.3)
Microsoft Corp. ........... 1,600 371,136 (216.3)
Morgan Stanley .......... 523 35,067 (20.4)
News Corp., Class A ....... 2,923 56,706 (33.0)
NIKE, Inc., Class B ........ 126 16,832 (9.8)
NVIDIA Corp. ............ 162 84,174 (49.0)
NVR, Inc. ............... 24 106,716 (62.2)
Old Dominion Freight Line, Inc. 411 79,734 (46.5)
Otis Worldwide Corp. ....... 286 18,490 (10.8)
Paychex, Inc. ............ 1,699 148,357 (86.4)
Philip Morris International, Inc. 1,418 112,944 (65.8)
PNC Financial Services Group,
Inc. (The) ............ 84 12,056 (7.0)
Pool Corp. .............. 328 116,171 (67.7)
Procter & Gamble Co. (The) .. 1,527 195,777 (114.1)
Prudential Financial, Inc. .... 1,749 136,912 (79.8)
PTC, Inc. ............... 318 42,265 (24.6)
Seagate Technology plc ..... 396 26,184 (15.3)
Sensata Technologies Holding
plc ................. 1,504 81,968 (47.8)
ServiceNow , Inc. .......... 119 64,636 (37.7)
Sirius XM Holdings, Inc. ..... 222 1,390 (0.8)
Skyworks Solutions, Inc. .... 230 38,927 (22.7)
Starbucks Corp. .......... 2,484 240,476 (140.1)
T. Rowe Price Group, Inc. .... 106 16,587 (9.7)
Take-Two Interactive Software,
Inc. ................. 369 73,966 (43.1)
Target Corp. ............. 107 19,385 (11.3)
Texas Instruments, Inc. ..... 346 57,329 (33.4)
Tractor Supply Co. ........ 504 71,437 (41.6)
UGI Corp. .............. 5,463 196,613 (114.6)
Verizon Communications, Inc. . 3,350 183,412 (106.9)
Vertex Pharmaceuticals, Inc. .. 879 201,361 (117.3)
Shares Value
% of Basket
Value
United States (continued)
Walmart, Inc. ............ 220 $ 30,908 (18.0) %
West Pharmaceutical Services,
Inc. ................. 93 27,853 (16.2)
Whirlpool Corp. ........... 550 101,799 (59.3)
WW Grainger, Inc. ......... 211 76,886 (44.8)
Yum! Brands, Inc. ......... 386 39,175 (22.8)
Zimmer Biomet Holdings, Inc. . 172 26,431 (15.4)
7,972,904
Total Reference Entity — Long ............ 16,562,456
Reference Entity — Short
Argentina
MercadoLibre , Inc. ........ (26) (46,267) 27.0
Australia
Afterpay Ltd. ............ (625) (63,803) 37.2
Australia & New Zealand Banking
Group Ltd. ............ (2,130) (38,349) 22.3
CIMIC Group Ltd. ......... (4,376) (82,070) 47.8
Fortescue Metals Group Ltd. .. (6,489) (106,885) 62.3
National Australia Bank Ltd. .. (1,232) (22,084) 12.9
Newcrest Mining Ltd. ....... (4,677) (88,893) 51.8
Northern Star Resources Ltd. . (2,084) (20,167) 11.8
WiseTech Global Ltd. ....... (282) (6,682) 3.9
(428,933)
Belgium
Galapagos NV ........... (585) (61,175) 35.6
Sofina SA .............. (99) (32,003) 18.7
(93,178)
Brazil
Yara International ASA ...... (2,463) (114,530) 66.7
Chile
Antofagasta plc ........... (990) (19,307) 11.2
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (193,917) 113.0
Denmark
Chr Hansen Holding A/S .... (53) (4,795) 2.8
Danske Bank A/S ......... (1,888) (32,141) 18.7
Demant A/S ............. (914) (32,760) 19.1
Orsted A/S .............. (119) (22,601) 13.2
ROCKWOOL International A/S,
Class B .............. (85) (32,066) 18.7
(124,363)
Finland
UPM- Kymmene OYJ ....... (620) (22,154) 12.9
France
Adevinta ASA ............ (5,256) (77,985) 45.4
Air Liquide SA ........... (189) (30,910) 18.0
Faurecia SE ............. (370) (19,363) 11.3
(128,258)
Germany
Beiersdorf AG ............ (506) (55,232) 32.2
Daimler AG (Registered) .... (447) (31,395) 18.3
Deutsche Lufthansa AG
(Registered) ........... (3,297) (42,474) 24.8
Deutsche Telekom AG
(Registered) ........... (2,879) (51,196) 29.8
Infineon Technologies AG .... (3,102) (124,277) 72.4

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
18
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Germany (continued)
Just Eat Takeaway.com NV ... (216) $ (24,772) 14.4%
SAP SE ................ (262) (33,245) 19.4
Vonovia SE ............. (570) (38,059) 22.2
(400,650)
Hong Kong
ASM Pacific Technology Ltd. .. (5,000) (72,607) 42.3
Bank of East Asia Ltd. (The) .. (25,000) (54,104) 31.5
CK Infrastructure Holdings Ltd. (32,500) (172,554) 100.6
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (192,977) 112.5
HKT Trust & HKT Ltd. ...... (104,000) (136,882) 79.8
Jardine Matheson Holdings Ltd. (2,600) (149,857) 87.3
(778,981)
Ireland
Kerry Group plc, Class A .... (1,448) (196,504) 114.5
Smurfit Kappa Group plc .... (1,172) (56,436) 32.9
(252,940)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (468) (5,513) 3.2
Italy
Moncler SpA ............ (1,426) (80,358) 46.8
Japan
Acom Co. Ltd. ........... (10,000) (43,959) 25.6
Aeon Co. Ltd. ............ (800) (25,063) 14.6
Asahi Group Holdings Ltd. ... (900) (36,335) 21.2
Bank of Kyoto Ltd. (The) .... (1,700) (89,208) 52.0
Central Japan Railway Co. ... (400) (57,277) 33.4
Dai Nippon Printing Co. Ltd. .. (1,800) (31,027) 18.1
Daiichi Sankyo Co. Ltd. ..... (1,100) (35,410) 20.6
Daiwa Securities Group, Inc. .. (6,100) (29,033) 16.9
East Japan Railway Co. ..... (700) (46,173) 26.9
GMO Payment Gateway, Inc. . (700) (99,728) 58.1
Hamamatsu Photonics KK ... (400) (23,201) 13.5
Hikari Tsushin, Inc. ........ (100) (20,972) 12.2
Hitachi Metals Ltd. ........ (2,600) (41,482) 24.2
Inpex Corp. ............. (11,200) (64,832) 37.8
Japan Airport Terminal Co. Ltd. (300) (15,783) 9.2
Japan Post Insurance Co. Ltd. (1,700) (33,390) 19.5
Keio Corp. .............. (1,100) (80,504) 46.9
Keisei Electric Railway Co. Ltd. (600) (20,372) 11.9
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (33,783) 19.7
Kobe Bussan Co. Ltd. ...... (5,700) (157,889) 92.0
Koei Tecmo Holdings Co. Ltd. . (500) (28,644) 16.7
Koito Manufacturing Co. Ltd. .. (600) (38,712) 22.6
Kose Corp. ............. (400) (64,288) 37.5
Kyushu Electric Power Co., Inc. (10,300) (95,554) 55.7
Makita Corp. ............ (2,400) (114,528) 66.7
Marui Group Co. Ltd. ....... (3,700) (66,308) 38.6
Mercari , Inc. ............. (1,000) (48,180) 28.1
Mitsubishi Corp. .......... (7,000) (177,325) 103.3
Mitsubishi UFJ Lease & Finance
Co. Ltd. .............. (5,300) (25,934) 15.1
Nihon M&A Center, Inc. ..... (1,800) (104,236) 60.7
Nippon Sanso Holdings Corp. . (1,000) (19,277) 11.2
Nippon Shinyaku Co. Ltd. .... (500) (36,809) 21.4
Nippon Steel Corp. ........ (3,300) (38,120) 22.2
Nissan Chemical Corp. ..... (500) (28,480) 16.6
Nissan Motor Co. Ltd. ...... (5,300) (27,325) 15.9
Obayashi Corp. .......... (2,600) (21,778) 12.7
Odakyu Electric Railway Co. Ltd. (5,400) (156,964) 91.5
Shares Value
% of Basket
Value
Japan (continued)
Oji Holdings Corp. ......... (3,600) $ (21,764) 12.7%
PeptiDream , Inc. .......... (2,600) (151,788) 88.4
Pigeon Corp. ............ (3,300) (148,483) 86.5
Rakuten , Inc. ............ (5,200) (51,182) 29.8
SCSK Corp. ............. (1,200) (66,741) 38.9
Shimamura Co. Ltd. ....... (300) (33,318) 19.4
Shin-Etsu Chemical Co. Ltd. .. (800) (139,263) 81.1
Shinsei Bank Ltd. ......... (3,200) (39,226) 22.9
Sumitomo Dainippon Pharma Co.
Ltd. ................ (1,700) (27,635) 16.1
Sumitomo Electric Industries
Ltd. ................ (3,300) (44,050) 25.7
Suzuken Co. Ltd. ......... (3,300) (127,805) 74.5
TIS, Inc. ............... (4,900) (108,960) 63.5
Tobu Railway Co. Ltd. ...... (700) (19,753) 11.5
Toho Co. Ltd. ............ (1,600) (61,976) 36.1
Tokyo Century Corp. ....... (600) (48,705) 28.4
Tokyu Corp. ............. (3,000) (35,275) 20.6
Tokyu Fudosan Holdings Corp. (4,600) (25,993) 15.1
USS Co. Ltd. ............ (1,400) (27,568) 16.1
(3,257,368)
Macau
SJM Holdings Ltd. ......... (25,000) (26,805) 15.6
Mexico
Fresnillo plc ............. (1,408) (18,972) 11.1
Netherlands
Aegon NV .............. (8,815) (36,549) 21.3
JDE Peet's NV ........... (863) (33,294) 19.4
(69,843)
Norway
Schibsted ASA, Class A ..... (425) (15,989) 9.3
Singapore
CapitaLand Ltd. .......... (15,200) (36,536) 21.3
Keppel Corp. Ltd. ......... (43,600) (163,877) 95.5
Venture Corp. Ltd. ......... (11,000) (163,482) 95.3
(363,895)
Spain
Banco Santander SA ....... (25,775) (75,235) 43.8
Cellnex Telecom SA ....... (3,180) (186,296) 108.6
(261,531)
Sweden
Alfa Laval AB ............ (909) (23,822) 13.9
EQT AB ................ (2,573) (80,203) 46.7
Essity AB, Class B ........ (181) (5,781) 3.4
Hennes & Mauritz AB, Class B (1,291) (27,601) 16.1
(137,407)
Switzerland
ABB Ltd. (Registered) ...... (852) (25,131) 14.6
Banque Cantonale Vaudoise
(Registered) ........... (2,836) (300,083) 174.9
EMS- Chemie Holding AG
(Registered) ........... (47) (44,330) 25.8
Lonza Group AG (Registered) . (90) (57,483) 33.5
Sika AG (Registered) ....... (747) (203,268) 118.4
(630,295)
United Kingdom
Associated British Foods plc .. (740) (21,376) 12.5
Halma plc .............. (3,850) (129,769) 75.6

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
InterContinental Hotels Group
plc ................. (512) $ (31,543) 18.4%
Liberty Global plc, Class C ... (3,086) (74,558) 43.4
Linde plc ............... (377) (92,516) 53.9
(349,762)
United States
Abbott Laboratories ........ (213) (26,325) 15.3
AbbVie, Inc. ............. (179) (18,344) 10.7
Air Products and Chemicals, Inc. (887) (236,616) 137.9
Akamai Technologies, Inc. ... (244) (27,091) 15.8
Alexion Pharmaceuticals, Inc. . (115) (17,633) 10.3
Amcor plc .............. (13,765) (150,589) 87.8
AMERCO .............. (68) (31,446) 18.3
American Financial Group, Inc. (257) (24,194) 14.1
Amphenol Corp., Class A .... (491) (61,316) 35.7
Anthem, Inc. ............ (297) (88,203) 51.4
Apollo Global Management, Inc. (2,721) (125,003) 72.8
Aramark ............... (3,233) (110,860) 64.6
Baker Hughes Co. ......... (1,314) (26,398) 15.4
Blackstone Group, Inc. (The),
Class A .............. (1,864) (125,242) 73.0
Booking Holdings, Inc. ...... (77) (149,713) 87.2
Boston Scientific Corp. ...... (1,815) (64,324) 37.5
Broadcom, Inc. ........... (112) (50,456) 29.4
Brown & Brown, Inc. ....... (389) (16,762) 9.8
Brown-Forman Corp., Class B . (254) (18,204) 10.6
Burlington Stores, Inc. ...... (471) (117,232) 68.3
Campbell Soup Co. ........ (1,635) (78,660) 45.8
Carlyle Group, Inc. (The) .... (2,293) (73,995) 43.1
Carnival Corp. ........... (3,316) (61,910) 36.1
Carvana Co. ............ (455) (118,841) 69.3
CBRE Group, Inc., Class A ... (860) (52,443) 30.6
CDW Corp. ............. (492) (64,777) 37.7
Centene Corp. ........... (664) (40,039) 23.3
Charter Communications, Inc.,
Class A .............. (52) (31,593) 18.4
Chevron Corp. ........... (2,580) (219,816) 128.1
Cisco Systems, Inc. ........ (1,916) (85,415) 49.8
Clorox Co. (The) .......... (88) (18,433) 10.7
Cloudflare , Inc., Class A ..... (1,242) (95,212) 55.5
CME Group, Inc. .......... (1,123) (204,094) 118.9
Cooper Cos., Inc. (The) ..... (223) (81,181) 47.3
Crowdstrike Holdings, Inc., Class
A .................. (398) (85,888) 50.1
Crown Holdings, Inc. ....... (785) (70,768) 41.2
CyberArk Software Ltd. ..... (756) (121,149) 70.6
Danaher Corp. ........... (746) (177,429) 103.4
Datadog , Inc., Class A ...... (1,365) (140,254) 81.7
Discover Financial Services .. (813) (67,918) 39.6
DISH Network Corp., Class A . (736) (21,359) 12.4
DocuSign, Inc. ........... (108) (25,152) 14.7
DR Horton, Inc. ........... (257) (19,738) 11.5
DraftKings , Inc., Class A ..... (690) (37,336) 21.8
Duke Energy Corp. ........ (941) (88,454) 51.5
Erie Indemnity Co., Class A .. (742) (180,380) 105.1
Essential Utilities, Inc. ...... (117) (5,417) 3.2
Expedia Group, Inc. ........ (905) (112,311) 65.4
Exxon Mobil Corp. ......... (2,163) (96,989) 56.5
FirstEnergy Corp. ......... (4,750) (146,110) 85.1
Fiserv, Inc. .............. (1,808) (185,664) 108.2
Fortive Corp. ............ (2,318) (153,173) 89.3
Fox Corp., Class A ........ (1,502) (46,832) 27.3
Franklin Resources, Inc. ..... (2,299) (60,441) 35.2
Garmin Ltd. ............. (1,589) (182,513) 106.4
Shares Value
% of Basket
Value
United States (continued)
General Electric Co. ....... (5,677) $ (60,630) 35.3%
General Mills, Inc. ......... (1,919) (111,494) 65.0
General Motors Co. ........ (462) (23,414) 13.6
Halliburton Co. ........... (1,977) (34,855) 20.3
HEICO Corp. ............ (645) (75,942) 44.3
Hewlett Packard Enterprise Co. (3,441) (42,462) 24.7
Horizon Therapeutics plc .... (1,648) (119,447) 69.6
IAC/InterActiveCorp ........ (134) (28,133) 16.4
Illumina, Inc. ............ (101) (43,070) 25.1
Incyte Corp. ............. (240) (21,540) 12.6
Insulet Corp. ............ (151) (40,344) 23.5
Intuitive Surgical, Inc. ...... (88) (65,792) 38.3
Invesco Ltd. ............. (3,425) (70,521) 41.1
JPMorgan Chase & Co. ..... (423) (54,427) 31.7
Keurig Dr Pepper, Inc. ...... (1,402) (44,584) 26.0
Lamb Weston Holdings, Inc. .. (340) (25,398) 14.8
Leidos Holdings, Inc. ....... (336) (35,636) 20.8
Liberty Broadband Corp., Class
A .................. (466) (67,649) 39.4
Marriott International, Inc., Class
A .................. (1,425) (165,742) 96.6
Match Group, Inc. ......... (343) (47,972) 28.0
Medtronic plc ............ (1,205) (134,153) 78.2
Micron Technology, Inc. ..... (435) (34,047) 19.8
Moderna , Inc. ............ (269) (46,580) 27.1
Netflix, Inc. .............. (95) (50,577) 29.5
Newmont Corp. .......... (1,874) (111,690) 65.1
Oracle Corp. ............ (1,241) (74,994) 43.7
Palo Alto Networks, Inc. ..... (115) (40,336) 23.5
Peloton Interactive, Inc., Class A (419) (61,228) 35.7
PerkinElmer, Inc. ......... (340) (50,004) 29.1
Pinnacle West Capital Corp. .. (513) (38,603) 22.5
Reinsurance Group of America,
Inc. ................. (541) (56,832) 33.1
Republic Services, Inc. ..... (2,252) (203,851) 118.8
RingCentral, Inc., Class A .... (73) (27,223) 15.9
Royalty Pharma plc, Class A .. (755) (35,493) 20.7
S&P Global, Inc. .......... (52) (16,484) 9.6
salesforce.com, Inc. ....... (165) (37,217) 21.7
Sarepta Therapeutics, Inc. ... (191) (17,075) 10.0
Schlumberger NV ......... (3,099) (68,829) 40.1
Snap-on, Inc. ............ (91) (16,379) 9.5
Snowflake, Inc., Class A ..... (249) (67,840) 39.5
Southwest Airlines Co. ...... (476) (20,915) 12.2
Splunk , Inc. ............. (540) (89,116) 51.9
Sunrun , Inc. ............. (1,033) (71,556) 41.7
Teleflex, Inc. ............. (89) (33,609) 19.6
Tenaris SA .............. (5,196) (40,121) 23.4
T-Mobile US, Inc. ......... (997) (125,702) 73.3
TransUnion ............. (291) (25,329) 14.8
Travelers Cos., Inc. (The) .... (639) (87,096) 50.8
Viatris , Inc. .............. (2,204) (37,446) 21.8
Visa, Inc., Class A ......... (2,994) (578,591) 337.2
Waste Connections, Inc. ..... (2,250) (221,648) 129.2
Waste Management, Inc. .... (245) (27,273) 15.9
Wayfair, Inc., Class A ....... (207) (56,370) 32.9
Westinghouse Air Brake
Technologies Corp. ...... (986) (73,171) 42.6
Willis Towers Watson plc .... (209) (42,414) 24.7
Wynn Resorts Ltd. ........ (548) (54,542) 31.8
Xcel Energy, Inc. .......... (446) (28,540) 16.6
Zendesk , Inc. ............ (557) (80,342) 46.8
Zoom Video Communications,
Inc., Class A ........... (120) (44,648) 26.0

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
20
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Zscaler , Inc. ............. (342) $ (68,297) 39.8%
(8,912,848)
Total Reference Entity — Short ............ (16,734,064)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ (171,608)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
January 31, 2021, expiration dates 02/24/23-02/27/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 3,808 $ 89,708 (65.3) %
ASX Ltd. ............... 2,498 136,496 (99.3)
Aurizon Holdings Ltd. ...... 67,941 191,640 (139.4)
BHP Group Ltd. .......... 1,638 54,626 (39.8)
Brambles Ltd. ............ 6,670 53,668 (39.1)
Cochlear Ltd. ............ 10 1,503 (1.1)
Glencore plc ............ 6,686 22,319 (16.2)
South32 Ltd. ............ 36,147 69,715 (50.7)
619,675
Austria
Raiffeisen Bank International AG 1,274 24,905 (18.1)
Belgium
Etablissements Franz Colruyt
NV ................. 1,982 122,263 (89.0)
Proximus SADP .......... 2,792 58,836 (42.8)
181,099
Brazil
Wheaton Precious Metals Corp. 1,095 44,973 (32.7)
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 938 28,608 (20.8)
Bank of Montreal ......... 530 39,424 (28.7)
Canadian Pacific Railway Ltd. . 211 70,893 (51.6)
Cenovus Energy, Inc. ....... 7,256 42,841 (31.2)
Franco-Nevada Corp. ...... 34 4,050 (2.9)
National Bank of Canada .... 695 39,061 (28.4)
Power Corp. of Canada ..... 2,245 52,265 (38.0)
Thomson Reuters Corp. ..... 659 53,735 (39.1)
330,877
China
BOC Hong Kong Holdings Ltd. 120,000 357,840 (260.4)
Denmark
Coloplast A/S, Class B ...... 1,023 152,701 (111.1)
GN Store Nord A/S ........ 777 59,194 (43.1)
211,895
Finland
Fortum OYJ ............. 736 17,802 (12.9)
Nordea Bank Abp ......... 2,045 16,574 (12.1)
34,376
France
BNP Paribas SA .......... 1,077 51,648 (37.6)
Engie SA ............... 2,643 41,017 (29.8)
Shares Value
% of Basket
Value
France (continued)
Eurazeo SE ............. 709 $ 49,655 (36.1) %
Wendel SE ............. 301 34,750 (25.3)
177,070
Germany
Bechtle AG ............. 61 12,962 (9.4)
Brenntag AG ............ 1,679 131,521 (95.7)
Continental AG ........... 53 7,417 (5.4)
Hannover Rueck SE ....... 33 5,114 (3.7)
Nemetschek SE .......... 1,790 126,020 (91.7)
Scout24 AG ............. 207 15,983 (11.6)
Symrise AG ............. 126 15,680 (11.4)
314,697
Hong Kong
Sun Hung Kai Properties Ltd. . 5,000 68,301 (49.7)
Italy
Assicurazioni Generali SpA ... 9,330 159,234 (115.9)
Enel SpA ............... 1,969 19,529 (14.2)
Intesa Sanpaolo SpA ....... 10,118 22,058 (16.1)
Prysmian SpA ........... 1,874 60,369 (43.9)
261,190
Japan
Aisin Seiki Co. Ltd. ........ 6,200 190,563 (138.7)
Astellas Pharma, Inc. ....... 11,900 193,161 (140.5)
Capcom Co. Ltd. .......... 500 31,370 (22.8)
Dentsu Group, Inc. ........ 1,100 35,085 (25.5)
Honda Motor Co. Ltd. ...... 400 10,563 (7.7)
Hoya Corp. ............. 1,100 140,749 (102.4)
Japan Tobacco, Inc. ....... 2,900 57,606 (41.9)
KDDI Corp. ............. 700 20,575 (15.0)
Kikkoman Corp. .......... 600 42,338 (30.8)
Kyocera Corp. ........... 400 25,637 (18.7)
Kyowa Kirin Co. Ltd. ....... 4,700 139,313 (101.4)
Lawson, Inc. ............ 1,700 82,565 (60.1)
Lixil Corp. .............. 500 11,660 (8.5)
Marubeni Corp. ........... 30,800 204,645 (148.9)
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,200 27,457 (20.0)
NEC Corp. .............. 900 48,968 (35.6)
Nintendo Co. Ltd. ......... 100 57,564 (41.9)
Nippon Express Co. Ltd. .... 300 20,382 (14.8)
Nippon Telegraph & Telephone
Corp. ............... 5,600 139,965 (101.8)
NTT Data Corp. .......... 4,500 64,625 (47.0)
Olympus Corp. ........... 4,600 83,172 (60.5)
Ono Pharmaceutical Co. Ltd. . 900 26,864 (19.5)
Panasonic Corp. .......... 2,500 32,456 (23.6)
Recruit Holdings Co. Ltd. .... 1,200 52,197 (38.0)
Ricoh Co. Ltd. ........... 15,800 119,795 (87.2)
Rohm Co. Ltd. ........... 1,100 111,609 (81.2)
Seiko Epson Corp. ........ 3,900 66,436 (48.3)
Sekisui House Ltd. ........ 20,200 390,273 (284.0)
Seven & i Holdings Co. Ltd. .. 2,100 80,195 (58.4)
Shimadzu Corp. .......... 4,900 187,333 (136.3)
Stanley Electric Co. Ltd. ..... 600 18,770 (13.7)
Subaru Corp. ............ 4,200 80,683 (58.7)
Terumo Corp. ............ 800 31,093 (22.6)
Toray Industries, Inc. ....... 8,300 54,155 (39.4)
Toyo Suisan Kaisha Ltd. ..... 500 24,607 (17.9)
Tsuruha Holdings, Inc. ...... 300 39,837 (29.0)
Yamaha Corp. ........... 3,500 197,247 (143.5)
3,141,513

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Macau
Sands China Ltd. ......... 9,200 $ 36,536 (26.6) %
Portugal
Galp Energia SGPS SA ..... 5,612 56,328 (41.0)
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 6,400 49,602 (36.1)
Spain
ACS Actividades de Construccion
y Servicios SA ......... 2,142 33,904 (24.7)
Repsol SA .............. 5,725 56,241 (40.9)
90,145
Sweden
Boliden AB .............. 934 30,604 (22.3)
Industrivarden AB, Class C ... 1,060 33,711 (24.5)
Investor AB, Class B ....... 2,149 157,628 (114.7)
Kinnevik AB, Class B ....... 976 47,882 (34.8)
Lundin Energy AB ......... 4,777 129,758 (94.4)
Telia Co. AB ............. 12,726 55,769 (40.6)
455,352
Switzerland
Adecco Group AG (Registered) 1,103 68,899 (50.1)
Baloise Holding AG (Registered) 447 74,855 (54.5)
Coca-Cola HBC AG, Class DI . 4,142 122,283 (89.0)
Kuehne + Nagel International AG
(Registered) ........... 185 42,098 (30.6)
Roche Holding AG ........ 1,243 428,975 (312.1)
STMicroelectronics NV ..... 778 31,175 (22.7)
Swiss Life Holding AG
(Registered) ........... 110 50,155 (36.5)
Swiss Prime Site AG
(Registered) ........... 460 44,708 (32.5)
863,148
United Kingdom
CK Hutchison Holdings Ltd. .. 29,000 200,130 (145.6)
M&G plc ............... 6,662 15,982 (11.6)
Severn Trent plc .......... 1,158 36,608 (26.6)
SSE plc ................ 2,074 42,013 (30.6)
294,733
United States
ABIOMED, Inc. ........... 72 25,074 (18.2)
Accenture plc, Class A ...... 48 11,612 (8.4)
Advanced Micro Devices, Inc. . 187 16,015 (11.7)
Agilent Technologies, Inc. .... 714 85,801 (62.4)
Ally Financial, Inc. ......... 3,416 129,261 (94.0)
Amgen, Inc. ............. 116 28,006 (20.4)
Archer-Daniels-Midland Co. .. 842 42,108 (30.6)
Bank of America Corp. ...... 2,565 76,052 (55.3)
Booz Allen Hamilton Holding
Corp. ............... 2,384 203,045 (147.7)
Cadence Design Systems, Inc. 2,732 356,225 (259.2)
Cardinal Health, Inc. ....... 2,381 127,931 (93.1)
Chipotle Mexican Grill, Inc. ... 75 111,000 (80.8)
Cognex Corp. ............ 399 32,770 (23.8)
Cognizant Technology Solutions
Corp., Class A ......... 722 56,280 (40.9)
Copart , Inc. ............. 806 88,459 (64.4)
CSX Corp. .............. 107 9,176 (6.7)
Dentsply Sirona, Inc. ....... 3,507 187,589 (136.5)
Domino's Pizza, Inc. ....... 17 6,303 (4.6)
Dover Corp. ............. 1,087 126,625 (92.1)
Shares Value
% of Basket
Value
United States (continued)
eBay, Inc. .............. 4,510 $ 254,860 (185.4) %
Edwards Lifesciences Corp. .. 1,921 158,636 (115.4)
Electronic Arts, Inc. ........ 980 140,336 (102.1)
Estee Lauder Cos., Inc. (The),
Class A .............. 260 61,529 (44.8)
Expeditors International of
Washington, Inc. ........ 6,534 584,924 (425.6)
Fair Isaac Corp. .......... 465 209,301 (152.3)
FedEx Corp. ............ 105 24,711 (18.0)
FMC Corp. .............. 1,746 189,074 (137.6)
Fortinet, Inc. ............. 1,571 227,402 (165.5)
Gilead Sciences, Inc. ....... 384 25,190 (18.3)
HCA Healthcare, Inc. ....... 819 133,071 (96.8)
IDEXX Laboratories, Inc. .... 53 25,370 (18.5)
Intel Corp. .............. 665 36,914 (26.9)
Intercontinental Exchange, Inc. 614 67,755 (49.3)
Intuit, Inc. .............. 1,240 447,925 (325.9)
James Hardie Industries plc,
CDI ................ 2,799 78,234 (56.9)
JB Hunt Transport Services, Inc. 6 808 (0.6)
Johnson Controls International
plc ................. 395 19,679 (14.3)
Keysight Technologies, Inc. ... 698 98,830 (71.9)
Lennox International, Inc. .... 57 15,703 (11.4)
Liberty Media Corp-Liberty
SiriusXM , Class C ....... 727 29,487 (21.5)
LKQ Corp. .............. 684 24,002 (17.5)
Lowe's Cos., Inc. ......... 1,154 192,545 (140.1)
Molson Coors Beverage Co.,
Class B .............. 380 19,061 (13.9)
Motorola Solutions, Inc. ..... 128 21,446 (15.6)
Neurocrine Biosciences, Inc. .. 585 64,204 (46.7)
NIKE, Inc., Class B ........ 770 102,864 (74.8)
NRG Energy, Inc. ......... 714 29,567 (21.5)
Old Dominion Freight Line, Inc. 856 166,064 (120.8)
Pentair plc .............. 3,303 179,881 (130.9)
PPG Industries, Inc. ....... 319 42,972 (31.3)
PulteGroup, Inc. .......... 281 12,224 (8.9)
Robert Half International, Inc. . 921 62,168 (45.2)
ServiceNow , Inc. .......... 301 163,491 (119.0)
STERIS plc ............. 314 58,753 (42.7)
Stryker Corp. ............ 271 59,894 (43.6)
Teradyne, Inc. ........... 270 30,640 (22.3)
UGI Corp. .............. 1,091 39,265 (28.6)
Veeva Systems, Inc., Class A . 332 91,778 (66.8)
Vertex Pharmaceuticals, Inc. .. 135 30,926 (22.5)
Vistra Corp. ............. 2,377 47,469 (34.5)
Waters Corp. ............ 510 134,982 (98.2)
Workday, Inc., Class A ...... 166 37,770 (27.5)
Xilinx, Inc. .............. 541 70,638 (51.4)
6,231,675
Total Reference Entity — Long ............ 13,845,930
Reference Entity — Short
Australia
Ramsay Health Care Ltd. .... (7,419) (355,995) 259.0
Canada
Dollarama, Inc. ........... (2,199) (85,965) 62.5
Enbridge, Inc. ............ (1,387) (46,597) 33.9
Great-West Lifeco , Inc. ..... (8,712) (198,937) 144.7
Imperial Oil Ltd. .......... (1,830) (34,818) 25.3
Metro, Inc. .............. (4,758) (205,687) 149.7
Shopify, Inc., Class A ....... (31) (33,801) 24.6

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
22
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Canada (continued)
TELUS Corp. ............ (11,200) $ (231,138) 168.2%
(836,943)
China
Prosus NV .............. (2,476) (289,273) 210.5
Denmark
DSV Panalpina A/S ........ (1,505) (234,818) 170.8
Vestas Wind Systems A/S ... (451) (96,837) 70.5
(331,655)
France
Bollore SA .............. (1) (4) (0.0)
Bouygues SA ............ (1,899) (74,501) 54.2
Kering SA .............. (138) (90,574) 65.9
Natixis SA .............. (12,435) (46,809) 34.1
Safran SA .............. (160) (20,113) 14.6
(232,001)
Germany
Bayer AG (Registered) ...... (1,366) (82,674) 60.1
KION Group AG .......... (506) (43,688) 31.8
(126,362)
Hong Kong
AIA Group Ltd. ........... (16,200) (195,319) 142.1
Hong Kong & China Gas Co.
Ltd. ................ (123,000) (176,657) 128.6
MTR Corp. Ltd. ........... (133,839) (776,707) 565.1
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (285,207) 207.5
(1,433,890)
Italy
Atlantia SpA ............. (3,141) (49,760) 36.2
Nexi SpA ............... (3,950) (70,078) 51.0
(119,838)
Japan
ANA Holdings, Inc. ........ (6,900) (146,735) 106.8
ITOCHU Corp. ........... (6,200) (177,562) 129.2
Japan Post Bank Co. Ltd. .... (42,000) (363,174) 264.2
Japan Post Holdings Co. Ltd. . (10,100) (80,321) 58.4
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (43,139) 31.4
Kintetsu Group Holdings Co.
Ltd. ................ (2,200) (92,595) 67.4
Kubota Corp. ............ (7,500) (164,784) 119.9
M3, Inc. ................ (900) (75,757) 55.1
Mitsui Fudosan Co. Ltd. ..... (900) (18,268) 13.3
Murata Manufacturing Co. Ltd. (3,900) (374,587) 272.5
Nexon Co. Ltd. ........... (2,400) (72,824) 53.0
Nippon Paint Holdings Co. Ltd. (1,900) (170,857) 124.3
Obic Co. Ltd. ............ (100) (18,710) 13.6
Pan Pacific International
Holdings Corp. ......... (9,900) (222,313) 161.7
Resona Holdings, Inc. ...... (24,900) (86,437) 62.9
SG Holdings Co. Ltd. ....... (4,200) (107,657) 78.3
Shimano, Inc. ............ (500) (117,237) 85.3
Sompo Holdings, Inc. ...... (1,300) (51,912) 37.8
Square Enix Holdings Co. Ltd. . (200) (11,501) 8.4
Sumitomo Chemical Co. Ltd. .. (61,800) (290,917) 211.7
Sumitomo Corp. .......... (2,600) (34,514) 25.1
Sumitomo Metal Mining Co. Ltd. (2,000) (86,716) 63.1
Sumitomo Mitsui Trust Holdings,
Inc. ................. (4,400) (131,638) 95.8
Suzuki Motor Corp. ........ (800) (36,102) 26.3
Shares Value
% of Basket
Value
Japan (continued)
T&D Holdings, Inc. ........ (3,500) $ (40,788) 29.7%
Takeda Pharmaceutical Co. Ltd. (15,900) (559,197) 406.9
Tokio Marine Holdings, Inc. ... (900) (44,209) 32.2
Tokyo Electric Power Co.
Holdings, Inc. .......... (30,100) (115,461) 84.0
Toyota Industries Corp. ..... (1,500) (118,156) 86.0
Unicharm Corp. .......... (2,400) (107,639) 78.3
(3,961,707)
Netherlands
Heineken NV ............ (2,082) (217,137) 158.0
Norway
Mowi ASA .............. (4,848) (107,566) 78.3
Spain
Amadeus IT Group SA ...... (1,184) (75,590) 55.0
CaixaBank SA ........... (1,685) (4,252) 3.1
Cellnex Telecom SA ....... (1,387) (81,256) 59.1
Naturgy Energy Group SA ... (1,036) (26,765) 19.5
(187,863)
Switzerland
Temenos AG (Registered) ... (886) (111,877) 81.4
UBS Group AG (Registered) .. (2,608) (37,591) 27.3
(149,468)
United Arab Emirates
NMC Health plc .......... (9,400) — —
United Kingdom
Informa plc .............. (4,731) (32,191) 23.4
United States
Albemarle Corp. .......... (339) (55,142) 40.1
American International Group,
Inc. ................. (1,323) (49,533) 36.0
Analog Devices, Inc. ....... (1,494) (220,111) 160.1
Becton Dickinson and Co. ... (650) (170,163) 123.8
Black Knight, Inc. ......... (3,176) (259,447) 188.8
Boston Scientific Corp. ...... (2,384) (84,489) 61.5
Brown-Forman Corp., Class B . (1,353) (96,969) 70.6
Cable One, Inc. .......... (52) (104,000) 75.7
CenterPoint Energy, Inc. .... (1,858) (39,185) 28.5
CF Industries Holdings, Inc. .. (1,990) (82,346) 59.9
Church & Dwight Co., Inc. ... (1,946) (164,301) 119.5
Cincinnati Financial Corp. .... (1,416) (119,071) 86.6
Comcast Corp., Class A ..... (1,972) (97,752) 71.1
Dell Technologies, Inc., Class C (555) (40,454) 29.4
DR Horton, Inc. ........... (639) (49,075) 35.7
Edison International ........ (2,756) (160,289) 116.6
Everest Re Group Ltd. ...... (517) (109,128) 79.4
Fiserv, Inc. .............. (1,804) (185,253) 134.8
Ford Motor Co. ........... (10,892) (114,693) 83.4
Freeport-McMoRan, Inc. .... (6,842) (184,118) 134.0
Global Payments, Inc. ...... (1,137) (200,703) 146.0
Hasbro, Inc. ............. (1,797) (168,595) 122.7
Howmet Aerospace, Inc. .... (2,632) (64,695) 47.1
Huntington Ingalls Industries,
Inc. ................. (402) (63,247) 46.0
International Flavors &
Fragrances, Inc. ........ (1,235) (138,789) 101.0
Kellogg Co. ............. (1,160) (68,370) 49.7
Keurig Dr Pepper, Inc. ...... (9,179) (291,892) 212.4
L3Harris Technologies, Inc. ... (619) (106,165) 77.2
Live Nation Entertainment, Inc. (1,019) (67,713) 49.3

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
LyondellBasell Industries NV,
Class A .............. (1,904) $ (163,287) 118.8%
Marvell Technology Group Ltd. (1,458) (75,029) 54.6
Packaging Corp. of America .. (1,252) (168,344) 122.5
Paycom Software, Inc. ...... (255) (96,834) 70.5
Perrigo Co. plc ........... (2,610) (111,447) 81.1
Principal Financial Group, Inc. . (2,525) (124,407) 90.5
Sarepta Therapeutics, Inc. ... (874) (78,136) 56.9
Seagen , Inc. ............ (286) (46,981) 34.2
Stellantis NV ............ (6,691) (101,742) 74.0
Teleflex, Inc. ............. (108) (40,784) 29.7
Tesla, Inc. .............. (68) (53,960) 39.3
Trade Desk, Inc. (The), Class A (186) (142,474) 103.7
Truist Financial Corp. ....... (1,955) (93,801) 68.2
Twilio , Inc., Class A ........ (395) (141,975) 103.3
Twitter, Inc. ............. (2,679) (135,370) 98.5
UnitedHealth Group, Inc. .... (303) (101,075) 73.5
Walt Disney Co. (The) ...... (1,443) (242,669) 176.6
WestRock Co. ........... (3,077) (127,480) 92.8
(5,601,483)
Total Reference Entity — Short ............ (13,983,372)
Net Value of Reference Entity — Citibank NA .. $ (137,442)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse
International, as of January 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 4,261 $ 37,248 (100.7) %
Aristocrat Leisure Ltd. ...... 1,340 31,567 (85.3)
BHP Group Ltd. .......... 649 21,643 (58.5)
Coca-Cola Amatil Ltd. ...... 3,954 39,358 (106.4)
Macquarie Group Ltd. ...... 615 61,333 (165.8)
Rio Tinto Ltd. ............ 320 26,784 (72.4)
Telstra Corp. Ltd. ......... 8,283 19,671 (53.1)
Wesfarmers Ltd. .......... 6,915 287,037 (775.8)
524,641
Austria
OMV AG ............... 5,956 249,925 (675.5)
Belgium
Etablissements Franz Colruyt
NV ................. 624 38,493 (104.1)
Canada
Canadian Imperial Bank of
Commerce ........... 884 75,338 (203.6)
Canadian Pacific Railway Ltd. . 46 15,455 (41.8)
Canadian Tire Corp. Ltd., Class
A .................. 141 18,283 (49.4)
Franco-Nevada Corp. ...... 167 19,894 (53.8)
Magna International, Inc. .... 731 51,483 (139.1)
Manulife Financial Corp. ..... 19,847 358,682 (969.4)
Royal Bank of Canada ...... 228 18,454 (49.9)
Sun Life Financial, Inc. ...... 4,969 229,652 (620.7)
Thomson Reuters Corp. ..... 552 45,010 (121.7)
832,251
Shares Value
% of Basket
Value
Denmark
Carlsberg A/S, Class B ..... 1,877 $ 274,215 (741.1) %
Novozymes A/S, Class B .... 1,977 118,657 (320.7)
392,872
Finland
Nordea Bank Abp ......... 4,653 37,711 (101.9)
France
BNP Paribas SA .......... 354 16,976 (45.9)
Carrefour SA ............ 4,287 72,697 (196.5)
Cie de Saint-Gobain ....... 1,209 60,101 (162.4)
Engie SA ............... 8,090 125,551 (339.3)
Ipsen SA ............... 480 41,876 (113.2)
Orange SA .............. 3,265 38,319 (103.6)
Suez SA ............... 1,147 23,541 (63.6)
Veolia Environnement SA .... 6,463 172,227 (465.5)
551,288
Germany
Bechtle AG ............. 438 93,072 (251.6)
Deutsche Boerse AG ....... 501 80,437 (217.4)
HeidelbergCement AG ...... 1,376 101,713 (274.9)
Siemens AG (Registered) .... 119 18,438 (49.8)
Symrise AG ............. 915 113,866 (307.8)
Telefonica Deutschland Holding
AG ................. 33,865 92,805 (250.8)
500,331
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 37,872 (102.4)
Hong Kong Exchanges &
Clearing Ltd. .......... 700 44,752 (120.9)
Sun Hung Kai Properties Ltd. . 3,500 47,811 (129.2)
Swire Pacific Ltd., Class A ... 5,500 34,373 (92.9)
Techtronic Industries Co. Ltd. . 13,500 201,668 (545.1)
366,476
Japan
Advantest Corp. .......... 200 15,805 (42.7)
Ajinomoto Co., Inc. ........ 9,500 224,638 (607.2)
Azbil Corp. .............. 500 25,465 (68.8)
Denso Corp. ............ 6,600 366,862 (991.6)
ENEOS Holdings, Inc. ...... 67,000 271,534 (733.9)
Hitachi Ltd. ............. 3,800 156,542 (423.1)
Hoshizaki Corp. .......... 300 26,628 (72.0)
Kyocera Corp. ........... 2,700 173,049 (467.7)
Lawson, Inc. ............ 500 24,284 (65.6)
Mazda Motor Corp. ........ 8,100 57,745 (156.1)
McDonald's Holdings Co. Japan
Ltd. ................ 400 19,506 (52.7)
MEIJI Holdings Co. Ltd. ..... 3,800 259,388 (701.1)
MINEBEA MITSUMI, Inc. .... 10,100 224,155 (605.8)
MISUMI Group, Inc. ........ 900 29,304 (79.2)
Mitsubishi Heavy Industries Ltd. 3,400 97,659 (264.0)
Mitsui Chemicals, Inc. ...... 700 20,058 (54.2)
NEC Corp. .............. 2,000 108,818 (294.1)
Nippon Telegraph & Telephone
Corp. ............... 1,700 42,489 (114.8)
Nissin Foods Holdings Co. Ltd. 3,400 293,876 (794.3)
Nitori Holdings Co. Ltd. ..... 700 138,924 (375.5)
Nitto Denko Corp. ......... 900 81,578 (220.5)
Nomura Holdings, Inc. ...... 6,700 35,450 (95.8)
Olympus Corp. ........... 1,000 18,081 (48.9)
Ono Pharmaceutical Co. Ltd. . 11,200 334,310 (903.6)
Otsuka Holdings Co. Ltd. .... 4,700 200,697 (542.4)
Sega Sammy Holdings, Inc. .. 1,800 28,669 (77.5)
Sekisui House Ltd. ........ 400 7,728 (20.9)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
24
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Shimadzu Corp. .......... 600 $ 22,939 (62.0) %
Shimizu Corp. ........... 3,500 24,655 (66.6)
Subaru Corp. ............ 5,800 111,419 (301.1)
Sumitomo Mitsui Financial
Group, Inc. ........... 2,400 74,564 (201.5)
Taisei Corp. ............. 500 16,199 (43.8)
Terumo Corp. ............ 2,300 89,391 (241.6)
Tokyo Gas Co. Ltd. ........ 2,100 46,017 (124.4)
Toray Industries, Inc. ....... 44,300 289,045 (781.2)
Trend Micro, Inc. .......... 600 33,021 (89.2)
Yakult Honsha Co. Ltd. ..... 2,500 127,692 (345.1)
ZOZO, Inc. .............. 1,000 28,003 (75.7)
4,146,187
Netherlands
Adyen NV .............. 9 18,801 (50.8)
Akzo Nobel NV ........... 1,746 177,742 (480.4)
NN Group NV ............ 672 27,990 (75.7)
Royal Dutch Shell plc, Class A . 4,161 76,996 (208.1)
301,529
Norway
Orkla ASA .............. 21,994 213,796 (577.9)
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 7,400 57,352 (155.0)
United Overseas Bank Ltd. ... 4,700 82,578 (223.2)
139,930
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 10,458 47,717 (129.0)
Industria de Diseno Textil SA .. 2,290 67,917 (183.6)
115,634
Sweden
SKF AB, Class B .......... 2,298 62,895 (170.0)
Swedish Match AB ........ 1,515 116,826 (315.8)
179,721
Switzerland
Adecco Group AG (Registered) 391 24,424 (66.0)
Givaudan SA (Registered) ... 31 124,892 (337.6)
Kuehne + Nagel International AG
(Registered) ........... 174 39,595 (107.0)
STMicroelectronics NV ..... 1,892 75,814 (204.9)
Swiss Life Holding AG
(Registered) ........... 49 22,342 (60.4)
287,067
United Kingdom
Auto Trader Group plc ...... 7,699 59,356 (160.4)
Aviva plc ............... 59,062 270,155 (730.2)
Berkeley Group Holdings plc .. 1,631 93,276 (252.1)
DCC plc ............... 792 59,582 (161.0)
Experian plc ............. 988 34,533 (93.3)
Legal & General Group plc ... 15,302 50,892 (137.6)
Phoenix Group Holdings plc .. 2,665 24,560 (66.4)
SSE plc ................ 2,059 41,709 (112.7)
634,063
United States
ABIOMED, Inc. ........... 400 139,300 (376.5)
Accenture plc, Class A ...... 259 62,657 (169.3)
Agilent Technologies, Inc. .... 1,502 180,495 (487.8)
Align Technology, Inc. ...... 34 17,863 (48.3)
Alliant Energy Corp. ....... 2,954 143,712 (388.4)
Shares Value
% of Basket
Value
United States (continued)
Allstate Corp. (The) ........ 2,579 $ 276,417 (747.1) %
American Express Co. ...... 301 34,994 (94.6)
Amgen, Inc. ............. 570 137,615 (371.9)
AO Smith Corp. .......... 342 18,571 (50.2)
Applied Materials, Inc. ...... 2,596 250,981 (678.4)
Archer-Daniels-Midland Co. .. 333 16,653 (45.0)
Athene Holding Ltd., Class A .. 1,049 42,894 (115.9)
Autodesk, Inc. ........... 1,046 290,192 (784.3)
Avery Dennison Corp. ...... 465 70,155 (189.6)
Berkshire Hathaway, Inc., Class
B .................. 507 115,530 (312.3)
Best Buy Co., Inc. ......... 1,853 201,644 (545.0)
Biogen, Inc. ............. 156 44,087 (119.2)
Capital One Financial Corp. .. 787 82,053 (221.8)
Carrier Global Corp. ....... 407 15,670 (42.4)
Cerner Corp. ............ 2,974 238,247 (643.9)
Cintas Corp. ............. 188 59,807 (161.6)
Citrix Systems, Inc. ........ 68 9,065 (24.5)
Cognizant Technology Solutions
Corp., Class A ......... 820 63,919 (172.8)
DaVita, Inc. ............. 275 32,277 (87.2)
Dollar General Corp. ....... 150 29,192 (78.9)
Dominion Energy, Inc. ...... 303 22,086 (59.7)
Domino's Pizza, Inc. ....... 146 54,131 (146.3)
Edwards Lifesciences Corp. .. 160 13,213 (35.7)
Electronic Arts, Inc. ........ 1,006 144,059 (389.4)
Eli Lilly & Co. ............ 227 47,209 (127.6)
EPAM Systems, Inc. ....... 29 9,989 (27.0)
Evergy , Inc. ............. 926 49,754 (134.5)
F5 Networks, Inc. ......... 490 96,016 (259.5)
Facebook, Inc., Class A ..... 264 68,199 (184.3)
Fair Isaac Corp. .......... 58 26,106 (70.6)
Fortune Brands Home & Security,
Inc. ................. 649 55,976 (151.3)
Gilead Sciences, Inc. ....... 603 39,557 (106.9)
GoDaddy , Inc., Class A ..... 1,171 92,017 (248.7)
Hershey Co. (The) ........ 73 10,617 (28.7)
HP, Inc. ................ 644 15,675 (42.4)
IDEX Corp. ............. 343 63,863 (172.6)
IDEXX Laboratories, Inc. .... 146 69,887 (188.9)
Jazz Pharmaceuticals plc .... 445 69,198 (187.0)
Johnson Controls International
plc ................. 923 45,984 (124.3)
KeyCorp ............... 6,977 117,632 (317.9)
Keysight Technologies, Inc. ... 144 20,389 (55.1)
Knight-Swift Transportation
Holdings, Inc. .......... 573 22,920 (61.9)
Lam Research Corp. ....... 71 34,360 (92.9)
Lennox International, Inc. .... 93 25,621 (69.2)
Lowe's Cos., Inc. ......... 314 52,391 (141.6)
Lululemon Athletica, Inc. .... 215 70,666 (191.0)
Markel Corp. ............ 60 58,169 (157.2)
Molson Coors Beverage Co.,
Class B .............. 20 1,003 (2.7)
Nordson Corp. ........... 299 53,518 (144.6)
Norfolk Southern Corp. ..... 94 22,242 (60.1)
Northern Trust Corp. ....... 270 24,081 (65.1)
Norwegian Cruise Line Holdings
Ltd. ................ 3,340 75,651 (204.5)
Novocure Ltd. ............ 171 27,524 (74.4)
Omnicom Group, Inc. ....... 386 24,079 (65.1)
O'Reilly Automotive, Inc. .... 209 88,923 (240.3)
PACCAR, Inc. ........... 221 20,160 (54.5)
PepsiCo, Inc. ............ 90 12,291 (33.2)
Pioneer Natural Resources Co. 197 23,817 (64.4)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
PNC Financial Services Group,
Inc. (The) ............ 96 $ 13,778 (37.2) %
Pool Corp. .............. 74 26,209 (70.8)
PulteGroup, Inc. .......... 2,091 90,959 (245.8)
Qorvo , Inc. .............. 203 34,689 (93.8)
QUALCOMM, Inc. ......... 712 111,271 (300.7)
Regions Financial Corp. ..... 8,040 136,760 (369.6)
Robert Half International, Inc. . 314 21,195 (57.3)
Synopsys, Inc. ........... 1,724 440,396 (1,190.3)
Teradyne, Inc. ........... 1,845 209,371 (565.9)
Trane Technologies plc ..... 315 45,155 (122.0)
Universal Health Services, Inc.,
Class B .............. 201 25,061 (67.7)
Vertex Pharmaceuticals, Inc. .. 97 22,221 (60.1)
Vistra Corp. ............. 2,588 51,682 (139.7)
West Pharmaceutical Services,
Inc. ................. 1,143 342,317 (925.2)
Zebra Technologies Corp., Class
A .................. 221 85,710 (231.7)
5,999,737
Total Reference Entity — Long ............ 15,511,652
Reference Entity — Short
Australia
Insurance Australia Group Ltd. (95,205) (350,934) 948.5
Transurban Group ......... (27,740) (279,511) 755.5
(630,445)
Belgium
Anheuser-Busch InBev SA/NV (845) (53,043) 143.4
Umicore SA ............. (2,581) (146,187) 395.1
(199,230)
Canada
Imperial Oil Ltd. .......... (800) (15,221) 41.1
Denmark
Chr Hansen Holding A/S .... (1,910) (172,796) 467.0
Demant A/S ............. (1,042) (37,348) 100.9
H Lundbeck A/S .......... (657) (23,376) 63.2
(233,520)
France
Danone SA ............. (3,526) (234,474) 633.7
Iliad SA ................ (716) (132,412) 357.9
Legrand SA ............. (321) (29,496) 79.7
LVMH Moet Hennessy Louis
Vuitton SE ............ (687) (415,357) 1,122.6
Orpea SA .............. (1,324) (183,190) 495.1
Pernod Ricard SA ......... (228) (42,969) 116.2
Safran SA .............. (442) (55,563) 150.2
Ubisoft Entertainment SA .... (555) (55,491) 150.0
(1,148,952)
Germany
Commerzbank AG ......... (14,348) (94,797) 256.2
Delivery Hero SE ......... (1,231) (186,970) 505.3
Deutsche Bank AG (Registered) (8,172) (82,401) 222.7
Fresenius Medical Care AG &
Co. KGaA ............ (3,702) (299,488) 809.5
Fresenius SE & Co. KGaA ... (876) (39,011) 105.4
Just Eat Takeaway.com NV ... (2,515) (288,435) 779.6
KION Group AG .......... (1,011) (87,290) 235.9
Knorr- Bremse AG ......... (605) (80,160) 216.7
Sartorius AG (Preference) ... (37) (18,392) 49.7
Shares Value
% of Basket
Value
Germany (continued)
United Internet AG (Registered) (1,884) $ (81,757) 221.0%
(1,258,701)
Ireland
Smurfit Kappa Group plc .... (718) (34,574) 93.4
Italy
Atlantia SpA ............. (5,371) (85,087) 230.0
Davide Campari-Milano NV .. (7,590) (81,580) 220.5
Infrastrutture Wireless Italiane
SpA ................ (27,395) (294,201) 795.1
(460,868)
Japan
Canon, Inc. ............. (1,000) (22,122) 59.8
Central Japan Railway Co. ... (700) (100,235) 270.9
Chubu Electric Power Co., Inc. (5,500) (67,363) 182.1
Daifuku Co. Ltd. .......... (2,100) (239,668) 647.8
Dai-ichi Life Holdings, Inc. ... (10,300) (156,939) 424.2
Daiichi Sankyo Co. Ltd. ..... (1,800) (57,944) 156.6
Daiwa House Industry Co. Ltd. (1,200) (34,021) 92.0
Eisai Co. Ltd. ............ (400) (29,193) 78.9
FANUC Corp. ............ (100) (26,107) 70.6
Harmonic Drive Systems, Inc. . (200) (14,943) 40.4
ITOCHU Corp. ........... (2,400) (68,734) 185.8
Japan Airlines Co. Ltd. ...... (2,900) (51,764) 139.9
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (123,535) 333.9
Keyence Corp. ........... (600) (322,129) 870.6
Kintetsu Group Holdings Co.
Ltd. ................ (500) (21,044) 56.9
Kirin Holdings Co. Ltd. ...... (2,000) (42,988) 116.2
Mitsui Fudosan Co. Ltd. ..... (6,700) (135,994) 367.6
MonotaRO Co. Ltd. ........ (2,100) (105,228) 284.4
Nidec Corp. ............. (200) (26,616) 71.9
Nissan Motor Co. Ltd. ...... (3,500) (18,045) 48.8
Obic Co. Ltd. ............ (900) (168,394) 455.1
Oji Holdings Corp. ......... (6,000) (36,273) 98.0
Oracle Corp. Japan ........ (300) (35,345) 95.5
Oriental Land Co. Ltd. ...... (1,400) (219,116) 592.2
Otsuka Corp. ............ (6,600) (332,316) 898.2
Resona Holdings, Inc. ...... (15,900) (55,195) 149.2
Sharp Corp. ............. (4,900) (101,782) 275.1
Shiseido Co. Ltd. ......... (1,500) (97,379) 263.2
SMC Corp. .............. (400) (242,065) 654.3
SoftBank Group Corp. ...... (1,000) (77,473) 209.4
Square Enix Holdings Co. Ltd. . (1,000) (57,504) 155.4
Sumitomo Corp. .......... (12,900) (171,242) 462.8
Sumitomo Realty & Development
Co. Ltd. .............. (2,800) (84,520) 228.4
Tokio Marine Holdings, Inc. ... (4,100) (201,396) 544.3
Tokyu Corp. ............. (1,400) (16,461) 44.5
Unicharm Corp. .......... (400) (17,940) 48.5
Welcia Holdings Co. Ltd. .... (600) (20,327) 54.9
West Japan Railway Co. .... (500) (26,655) 72.0
Yaskawa Electric Corp. ..... (2,900) (148,736) 402.0
Z Holdings Corp. .......... (23,200) (144,126) 389.5
(3,918,857)
Luxembourg
Eurofins Scientific SE ...... (1,600) (153,579) 415.1
Netherlands
ABN AMRO Bank NV, CVA ... (190) (1,984) 5.4
Argenx SE .............. (126) (36,741) 99.3
(38,725)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
26
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Norway
Mowi ASA .............. (7,705) $ (170,956) 462.1%
Spain
CaixaBank SA ........... (58,550) (147,751) 399.4
Cellnex Telecom SA ....... (3,748) (219,572) 593.5
Grifols SA .............. (8,733) (257,079) 694.8
Siemens Gamesa Renewable
Energy SA ............ (1,455) (59,690) 161.3
Telefonica SA ............ (13,417) (57,893) 156.5
(741,985)
Sweden
Hexagon AB, Class B ...... (2,017) (175,774) 475.1
ICA Gruppen AB .......... (5,795) (290,471) 785.1
(466,245)
Switzerland
Barry Callebaut AG (Registered) (91) (201,809) 545.4
Clariant AG (Registered) .... (3,510) (74,574) 201.6
EMS- Chemie Holding AG
(Registered) ........... (99) (93,377) 252.4
Vifor Pharma AG .......... (610) (82,837) 223.9
(452,597)
United Arab Emirates
NMC Health plc .......... (6,160) — —
United Kingdom
Admiral Group plc ......... (3,678) (144,953) 391.8
Associated British Foods plc .. (533) (15,396) 41.6
AstraZeneca plc .......... (1,088) (110,988) 300.0
British American Tobacco plc . (7,405) (269,082) 727.3
Halma plc .............. (593) (19,988) 54.0
Hargreaves Lansdown plc ... (6,028) (140,442) 379.6
InterContinental Hotels Group
plc ................. (503) (30,988) 83.8
London Stock Exchange Group
plc ................. (251) (29,798) 80.5
Melrose Industries plc ...... (34,672) (79,300) 214.3
Mondi plc ............... (1,597) (37,609) 101.7
Ocado Group plc ......... (2,902) (110,162) 297.7
Reckitt Benckiser Group plc .. (1,585) (134,374) 363.2
Royal Bank of Scotland Group
plc ................. (22,748) (45,670) 123.4
Spirax-Sarco Engineering plc . (1,337) (202,142) 546.3
Taylor Wimpey plc ......... (52,833) (105,445) 285.0
(1,476,337)
United States
Akamai Technologies, Inc. ... (329) (36,529) 98.7
Alnylam Pharmaceuticals, Inc. . (343) (51,615) 139.5
ANSYS, Inc. ............. (383) (135,724) 366.8
Arthur J Gallagher & Co. .... (303) (34,969) 94.5
Atmos Energy Corp. ....... (360) (32,040) 86.6
Catalent , Inc. ............ (2,158) (248,278) 671.0
Centene Corp. ........... (2,261) (136,338) 368.5
Charles Schwab Corp. (The) .. (2,092) (107,822) 291.4
Cheniere Energy, Inc. ...... (1,048) (66,370) 179.4
Cisco Systems, Inc. ........ (490) (21,844) 59.0
Dell Technologies, Inc., Class C (427) (31,124) 84.1
Eastman Chemical Co. ..... (426) (41,897) 113.2
Elanco Animal Health, Inc. ... (6,333) (183,847) 496.9
Exact Sciences Corp. ...... (854) (117,135) 316.6
Exxon Mobil Corp. ......... (382) (17,129) 46.3
Globe Life, Inc. ........... (364) (32,902) 88.9
Hess Corp. ............. (3,800) (205,124) 554.4
Huntington Bancshares, Inc. .. (9,330) (123,389) 333.5
Shares Value
% of Basket
Value
United States (continued)
International Paper Co. ..... (1,405) $ (70,686) 191.0%
IPG Photonics Corp. ....... (374) (83,563) 225.9
JPMorgan Chase & Co. ..... (211) (27,149) 73.4
Kellogg Co. ............. (55) (3,242) 8.8
Leidos Holdings, Inc. ....... (779) (82,621) 223.3
Liberty Broadband Corp., Class
C .................. (155) (22,638) 61.2
Marathon Petroleum Corp. ... (2,168) (93,571) 252.9
McCormick & Co., Inc. (Non-
Voting) .............. (708) (63,394) 171.3
Microchip Technology, Inc. ... (409) (55,669) 150.5
Mohawk Industries, Inc. ..... (266) (38,198) 103.2
Mondelez International, Inc.,
Class A .............. (295) (16,355) 44.2
Moody's Corp. ........... (64) (17,041) 46.1
Newell Brands, Inc. ........ (4,251) (102,109) 276.0
Norwegian Cruise Line Holdings
Ltd. ................ (3,340) (75,651) 204.5
Occidental Petroleum Corp. .. (3,495) (70,110) 189.5
ON Semiconductor Corp. .... (3,031) (104,539) 282.5
QIAGEN NV ............. (2,398) (129,994) 351.3
Rollins, Inc. ............. (3,056) (110,077) 297.5
Roper Technologies, Inc. .... (928) (364,620) 985.5
Royal Caribbean Cruises Ltd. . (1,378) (89,570) 242.1
salesforce.com, Inc. ....... (77) (17,368) 46.9
Splunk , Inc. ............. (376) (62,051) 167.7
Tenaris SA .............. (6,591) (50,893) 137.6
Trimble, Inc. ............. (766) (50,487) 136.5
Tyler Technologies, Inc. ..... (405) (171,230) 462.8
Valero Energy Corp. ....... (1,650) (93,109) 251.7
Viatris , Inc. .............. (1,417) (24,075) 65.1
W R Berkley Corp. ........ (1,966) (122,167) 330.2
Western Digital Corp. ....... (3,234) (182,495) 493.2
Xylem, Inc. .............. (331) (31,971) 86.4
Zillow Group, Inc., Class C ... (624) (81,407) 220.0
Zoetis, Inc. .............. (102) (15,733) 42.5
(4,147,859)
Total Reference Entity — Short ............ (15,548,651)
Net Value of Reference Entity — Credit Suisse
International ......................... $ (36,999)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of January 31, 2021, expiration dates 03/29/21-02/17/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 1,522 $ 35,855 (110.0) %
BHP Group Ltd. .......... 1,066 35,550 (109.1)
BHP Group plc ........... 2,593 71,062 (218.1)
Brambles Ltd. ............ 2,693 21,668 (66.5)
Coca-Cola Amatil Ltd. ...... 1,035 10,302 (31.6)
Coles Group Ltd. ......... 1,689 23,381 (71.7)
CSL Ltd. ............... 157 32,549 (99.9)
Glencore plc ............ 4,323 14,431 (44.3)
Magellan Financial Group Ltd. . 653 23,725 (72.8)
REA Group Ltd. .......... 2,318 257,655 (790.6)
Rio Tinto Ltd. ............ 659 55,158 (169.3)
Suncorp Group Ltd. ........ 22,587 173,051 (531.0)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Australia (continued)
Tabcorp Holdings Ltd. ...... 18,716 $ 56,717 (174.0) %
811,104
Austria
Raiffeisen Bank International AG 8,460 165,380 (507.4)
Belgium
Ageas SA .............. 364 18,636 (57.2)
KBC Group NV ........... 1,177 82,077 (251.8)
Proximus SADP .......... 15,811 333,188 (1,022.4)
Solvay SA .............. 770 87,580 (268.7)
UCB SA ............... 157 16,258 (49.9)
537,739
Denmark
AP Moller - Maersk A/S, Class A 20 37,724 (115.8)
Novo Nordisk A/S, Class B ... 4,445 309,675 (950.2)
Novozymes A/S, Class B .... 1,235 74,123 (227.4)
Pandora A/S ............ 433 41,666 (127.8)
463,188
Finland
Kesko OYJ, Class B ....... 941 24,434 (75.0)
Neste OYJ .............. 511 35,995 (110.4)
Nokia OYJ .............. 3,648 17,531 (53.8)
Nordea Bank Abp ......... 13,320 107,955 (331.3)
Orion OYJ, Class B ........ 594 27,254 (83.6)
Sampo OYJ, Class A ....... 1,409 59,237 (181.8)
272,406
France
Arkema SA ............. 156 17,263 (53.0)
Atos SE ................ 541 41,516 (127.4)
BioMerieux ............. 408 63,071 (193.5)
Bollore SA .............. 43,325 175,452 (538.4)
Capgemini SE ........... 344 49,712 (152.5)
Cie de Saint-Gobain ....... 608 30,224 (92.7)
Cie Generale des Etablissements
Michelin SCA .......... 209 28,802 (88.4)
CNP Assurances .......... 1,567 23,749 (72.9)
Engie SA ............... 8,014 124,371 (381.6)
Eurazeo SE ............. 1,908 133,627 (410.0)
Hermes International ....... 24 24,488 (75.1)
Ipsen SA ............... 385 33,588 (103.1)
La Francaise des Jeux SAEM . 1,541 66,188 (203.1)
L'Oreal SA .............. 167 58,751 (180.3)
Orange SA .............. 4,343 50,971 (156.4)
Publicis Groupe SA ........ 454 23,497 (72.1)
Sanofi ................. 1,449 136,276 (418.2)
Schneider Electric SE ...... 1,157 169,339 (519.6)
SCOR SE .............. 1,135 34,514 (105.9)
Societe Generale SA ....... 1,415 26,380 (80.9)
Sodexo SA ............. 473 42,086 (129.1)
Suez SA ............... 1,940 39,816 (122.2)
Teleperformance .......... 174 56,912 (174.6)
Wendel SE ............. 632 72,963 (223.9)
1,523,556
Germany
Brenntag AG ............ 1,011 79,195 (243.0)
Continental AG ........... 389 54,442 (167.1)
Deutsche Post AG (Registered) 673 33,243 (102.0)
GEA Group AG ........... 4,456 153,963 (472.4)
Hannover Rueck SE ....... 592 91,738 (281.5)
HelloFresh SE ........... 542 45,768 (140.4)
LANXESS AG ........... 485 36,538 (112.1)
LEG Immobilien AG ........ 827 118,552 (363.8)
Shares Value
% of Basket
Value
Germany (continued)
Nemetschek SE .......... 250 $ 17,600 (54.0) %
Puma SE ............... 1,189 116,348 (357.0)
Scout24 AG ............. 547 42,235 (129.6)
Siemens AG (Registered) .... 1,510 233,960 (717.9)
Volkswagen AG .......... 212 44,739 (137.3)
1,068,321
Hong Kong
Hongkong Land Holdings Ltd. . 22,200 102,349 (314.0)
Italy
Eni SpA ................ 37,687 380,668 (1,168.0)
Intesa Sanpaolo SpA ....... 165,730 361,309 (1,108.6)
Terna Rete Elettrica Nazionale
SpA ................ 19,732 143,100 (439.1)
885,077
Japan
Yamaha Corp. ........... 100 5,636 (17.3)
Luxembourg
SES SA ................ 1,804 15,378 (47.2)
Netherlands
Adyen NV .............. 6 12,534 (38.5)
Koninklijke Ahold Delhaize NV . 14,206 407,777 (1,251.2)
Koninklijke Philips NV ...... 7,820 426,262 (1,307.9)
NN Group NV ............ 1,842 76,722 (235.4)
Randstad NV ............ 4,899 306,079 (939.2)
Wolters Kluwer NV ........ 1,665 138,345 (424.5)
1,367,719
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,666 165,208 (506.9)
Norway
DNB ASA ............... 370 7,203 (22.1)
Norsk Hydro ASA ......... 13,941 61,566 (188.9)
68,769
Portugal
EDP - Energias de Portugal SA 13,508 84,783 (260.1)
Singapore
DBS Group Holdings Ltd. .... 6,200 116,915 (358.7)
Oversea-Chinese Banking Corp.
Ltd. ................ 15,000 116,254 (356.7)
Singapore Technologies
Engineering Ltd. ........ 5,700 15,892 (48.8)
United Overseas Bank Ltd. ... 4,700 82,578 (253.4)
331,639
Spain
ACS Actividades de Construccion
y Servicios SA ......... 504 7,978 (24.5)
Endesa SA ............. 14,678 375,129 (1,151.0)
Industria de Diseno Textil SA .. 1,096 32,505 (99.7)
415,612
Sweden
Boliden AB .............. 3,139 102,855 (315.6)
Electrolux AB ............ 8,467 206,856 (634.7)
Evolution Gaming Group AB .. 692 67,341 (206.6)
Husqvarna AB, Class B ..... 17,839 220,715 (677.2)
Industrivarden AB, Class C ... 1,236 39,309 (120.6)
Investor AB, Class B ....... 1,409 103,349 (317.1)
Skanska AB, Class B ....... 598 15,452 (47.4)
Swedish Match AB ........ 1,503 115,900 (355.6)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
28
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Sweden (continued)
Tele2 AB, Class B ......... 2,315 $ 31,949 (98.0) %
Volvo AB, Class B ......... 1,616 39,816 (122.2)
943,542
Switzerland
STMicroelectronics NV ..... 260 10,418 (32.0)
United Kingdom
Berkeley Group Holdings plc .. 1,254 71,715 (220.1)
BP plc ................. 15,402 57,233 (175.6)
Burberry Group plc ........ 5,244 122,902 (377.1)
Direct Line Insurance Group plc 7,536 30,931 (94.9)
easyJet plc ............. 149 1,476 (4.5)
Intertek Group plc ......... 467 35,171 (107.9)
Next plc ................ 666 70,312 (215.8)
Persimmon plc ........... 1,191 41,457 (127.2)
Phoenix Group Holdings plc .. 3,784 34,872 (107.0)
Schroders plc ............ 3,356 156,502 (480.2)
Vodafone Group plc ........ 129,244 220,716 (677.2)
WPP plc ............... 8,201 85,697 (263.0)
928,984
Total Reference Entity — Long ............ 10,166,808
Reference Entity — Short
Australia
AMP Ltd. ............... (95,627) (107,862) 331.0
Ampol Ltd. .............. (2,231) (44,419) 136.3
AusNet Services .......... (101,672) (133,840) 410.7
BlueScope Steel Ltd. ....... (2,880) (36,158) 110.9
Commonwealth Bank of
Australia ............. (1,377) (87,428) 268.3
Lendlease Corp. Ltd. ....... (3,164) (28,847) 88.5
Medibank Pvt Ltd. ......... (74,176) (164,767) 505.6
National Australia Bank Ltd. .. (1,152) (20,650) 63.4
Newcrest Mining Ltd. ....... (3,533) (67,150) 206.0
Oil Search Ltd. ........... (50,809) (149,375) 458.3
Orica Ltd. .............. (10,621) (123,285) 378.3
QBE Insurance Group Ltd. ... (2,576) (15,800) 48.5
Treasury Wine Estates Ltd. ... (9,426) (72,116) 221.3
Westpac Banking Corp. ..... (5,802) (93,013) 285.4
(1,144,710)
Austria
Verbund AG ............. (1,052) (94,819) 290.9
voestalpine AG ........... (3,350) (122,266) 375.2
(217,085)
Belgium
Elia System Operator SA/NV . (2,850) (342,988) 1,052.4
Galapagos NV ........... (683) (71,423) 219.2
Groupe Bruxelles Lambert SA . (298) (29,478) 90.5
Sofina SA .............. (413) (133,506) 409.6
(577,395)
Brazil
Yara International ASA ...... (273) (12,695) 39.0
Chile
Antofagasta plc ........... (2,386) (46,533) 142.8
Denmark
Ambu A/S, Class B ........ (1,873) (88,204) 270.6
H Lundbeck A/S .......... (2,141) (76,176) 233.7
Orsted A/S .............. (187) (35,516) 109.0
ROCKWOOL International A/S,
Class B .............. (183) (69,037) 211.8
Shares Value
% of Basket
Value
Denmark (continued)
Tryg A/S ............... (4,497) $ (139,903) 429.3%
(408,836)
Finland
Elisa OYJ .............. (291) (17,325) 53.2
Stora Enso OYJ, Class R .... (2,849) (51,703) 158.6
UPM- Kymmene OYJ ....... (3,981) (142,249) 436.5
Wartsila OYJ Abp ......... (19,078) (187,006) 573.8
(398,283)
France
Adevinta ASA ............ (2,243) (33,280) 102.1
Amundi SA ............. (559) (41,602) 127.6
AXA SA ................ (1,602) (35,491) 108.9
Bureau Veritas SA ......... (3,808) (99,921) 306.6
Danone SA ............. (823) (54,728) 167.9
Dassault Aviation SA ....... (236) (246,062) 755.0
Eiffage SA .............. (1,243) (112,824) 346.2
Electricite de France SA ..... (3,404) (42,327) 129.9
EssilorLuxottica SA ........ (1,947) (275,418) 845.1
Getlink SE .............. (15,448) (238,064) 730.5
Remy Cointreau SA ........ (882) (163,592) 502.0
Renault SA ............. (2,538) (107,938) 331.2
Ubisoft Entertainment SA .... (259) (25,896) 79.5
Vinci SA ............... (2,520) (233,675) 717.0
(1,710,818)
Germany
Bayerische Motoren Werke AG
(Preference) .......... (434) (28,325) 86.9
Daimler AG (Registered) .... (254) (17,840) 54.7
Deutsche Wohnen SE ...... (528) (26,129) 80.2
E.ON SE ............... (3,990) (42,208) 129.5
Evonik Industries AG ....... (3,502) (115,160) 353.4
Fresenius Medical Care AG &
Co. KGaA ............ (347) (28,072) 86.1
FUCHS PETROLUB SE
(Preference) .......... (1,622) (92,288) 283.2
HOCHTIEF AG ........... (1,240) (115,294) 353.8
Infineon Technologies AG .... (1,304) (52,243) 160.3
Knorr- Bremse AG ......... (575) (76,185) 233.8
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (224) (59,395) 182.2
Porsche Automobil Holding SE
(Preference) .......... (2,700) (187,528) 575.4
Sartorius AG (Preference) ... (225) (111,847) 343.2
Siemens Energy AG ....... (892) (33,103) 101.6
Siemens Healthineers AG .... (2,411) (135,212) 414.9
TeamViewer AG .......... (1,827) (94,483) 289.9
Vonovia SE ............. (1,249) (83,396) 255.9
(1,298,708)
Italy
Amplifon SpA ............ (1,420) (56,287) 172.7
Atlantia SpA ............. (1,345) (21,308) 65.4
Ferrari NV .............. (631) (131,304) 402.9
FinecoBank Banca Fineco SpA (3,616) (56,228) 172.5
Mediobanca Banca di Credito
Finanziario SpA ........ (22,091) (196,594) 603.2
Poste Italiane SpA ......... (8,578) (83,823) 257.2
(545,544)
Japan
Yamaha Corp. ........... (100) (5,636) 17.3

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Luxembourg
ArcelorMittal SA .......... (6,105) $ (133,696) 410.3%
Netherlands
ABN AMRO Bank NV, CVA ... (1,860) (19,426) 59.6
Argenx SE .............. (248) (72,316) 221.9
ING Groep NV ........... (1,881) (16,725) 51.3
JDE Peet's NV ........... (970) (37,421) 114.8
Koninklijke Vopak NV ...... (1,383) (69,997) 214.8
NN Group NV ............ (1,186) (49,399) 151.6
(265,284)
New Zealand
a2 Milk Co. Ltd. (The) ...... (2,327) (19,191) 58.9
Auckland International Airport
Ltd. ................ (36,267) (192,937) 592.0
Ryman Healthcare Ltd. ..... (13,121) (145,761) 447.2
(357,889)
Norway
Schibsted ASA, Class A ..... (960) (36,116) 110.8
Portugal
Jeronimo Martins SGPS SA .. (9,836) (160,844) 493.5
Singapore
CapitaLand Ltd. .......... (22,900) (55,044) 168.9
Singapore Airlines Ltd. ...... (20,500) (63,234) 194.0
UOL Group Ltd. .......... (33,300) (182,800) 560.9
Venture Corp. Ltd. ......... (1,500) (22,293) 68.4
(323,371)
South Africa
Anglo American plc ........ (1,859) (61,149) 187.6
Spain
Aena SME SA ........... (1,110) (171,181) 525.2
Amadeus IT Group SA ...... (1,111) (70,930) 217.6
Banco Santander SA ....... (4,815) (14,054) 43.1
Cellnex Telecom SA ....... (1,183) (69,305) 212.7
Ferrovial SA ............. (8,858) (212,357) 651.6
(537,827)
Sweden
Alfa Laval AB ............ (1,065) (27,910) 85.6
Assa Abloy AB, Class B ..... (2,998) (74,146) 227.5
Fastighets AB Balder, Class B . (1,056) (52,773) 161.9
Hennes & Mauritz AB, Class B (2,910) (62,214) 190.9
Hexagon AB, Class B ...... (209) (18,214) 55.9
Investment AB Latour , Class B (2,246) (50,337) 154.4
L E Lundbergforetagen AB, Class
B .................. (3,789) (199,009) 610.6
Securitas AB, Class B ...... (2,969) (45,748) 140.4
Svenska Cellulosa AB SCA,
Class B .............. (24,654) (434,277) 1,332.5
(964,628)
United Kingdom
Associated British Foods plc .. (1,387) (40,065) 122.9
AVEVA Group plc ......... (3,444) (170,923) 524.5
Barclays plc ............. (13,598) (24,805) 76.1
BT Group plc ............ (40,839) (70,025) 214.9
Diageo plc .............. (415) (16,661) 51.1
easyJet plc ............. (149) (1,476) 4.5
InterContinental Hotels Group
plc ................. (614) (37,827) 116.1
J Sainsbury plc ........... (14,624) (48,840) 149.9
London Stock Exchange Group
plc ................. (266) (31,578) 96.9
Shares Value
% of Basket
Value
United Kingdom (continued)
Ocado Group plc ......... (2,038) $ (77,364) 237.4%
Prudential plc ............ (852) (13,631) 41.8
Rolls-Royce Holdings plc .... (15,954) (19,910) 61.1
RSA Insurance Group plc .... (5,007) (46,160) 141.6
St James's Place plc ....... (5,824) (93,207) 286.0
Standard Chartered plc ..... (3,603) (21,801) 66.9
Standard Life Aberdeen plc ... (3,105) (12,782) 39.2
Wm Morrison Supermarkets plc (84,425) (207,044) 635.3
(934,099)
United States
Tenaris SA .............. (7,544) (58,252) 178.7
Total Reference Entity — Short ............ (10,199,398)
Net Value of Reference Entity — Deutsche Bank
AG ................................ $ (32,590)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of January 31, 2021, expiration dates 02/27/23-03/01/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
BHP Group Ltd. .......... 703 $ 23,444 (23.0) %
BHP Group plc ........... 919 25,185 (24.8)
Coca-Cola Amatil Ltd. ...... 6,605 65,747 (64.6)
Qantas Airways Ltd. ....... 10,872 37,199 (36.6)
REA Group Ltd. .......... 283 31,457 (30.9)
South32 Ltd. ............ 15,254 29,420 (28.9)
Wesfarmers Ltd. .......... 4,935 204,849 (201.4)
417,301
Canada
B2Gold Corp. ............ 30,720 151,828 (149.3)
Bank of Montreal ......... 642 47,755 (47.0)
BCE, Inc. ............... 233 9,883 (9.7)
Canadian National Railway Co. 210 21,270 (20.9)
Canadian Pacific Railway Ltd. . 50 16,799 (16.5)
Empire Co. Ltd., Class A .... 2,094 57,854 (56.9)
Franco-Nevada Corp. ...... 174 20,728 (20.4)
George Weston Ltd. ....... 577 41,765 (41.1)
Intact Financial Corp. ....... 200 22,053 (21.7)
Kinross Gold Corp. ........ 5,618 39,233 (38.6)
Magna International, Inc. .... 1,633 115,009 (113.1)
Onex Corp. ............. 569 30,133 (29.6)
Open Text Corp. .......... 293 13,124 (12.9)
Quebecor, Inc., Class B ..... 1,200 28,715 (28.2)
Ritchie Bros Auctioneers, Inc. . 238 14,054 (13.8)
TMX Group Ltd. .......... 216 20,834 (20.5)
651,037
Denmark
AP Moller - Maersk A/S, Class B 9 18,488 (18.2)
Novo Nordisk A/S, Class B ... 587 40,895 (40.2)
59,383
Finland
Orion OYJ, Class B ........ 507 23,262 (22.9)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
30
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
France
BNP Paribas SA .......... 1,037 $ 49,730 (48.9) %
Cie Generale des Etablissements
Michelin SCA .......... 588 81,031 (79.7)
Credit Agricole SA ......... 7,887 89,266 (87.8)
Hermes International ....... 33 33,671 (33.1)
La Francaise des Jeux SAEM . 1,797 77,184 (75.9)
L'Oreal SA .............. 206 72,471 (71.3)
Schneider Electric SE ...... 1,190 174,169 (171.2)
Wendel SE ............. 200 23,090 (22.7)
600,612
Germany
Allianz SE (Registered) ..... 100 22,601 (22.2)
BASF SE ............... 380 29,369 (28.9)
Brenntag AG ............ 124 9,713 (9.5)
GEA Group AG ........... 4,160 143,736 (141.3)
Henkel AG & Co. KGaA
(Preference) .......... 210 21,750 (21.4)
Siemens AG (Registered) .... 137 21,227 (20.9)
Uniper SE .............. 916 32,077 (31.5)
280,473
Hong Kong
CK Asset Holdings Ltd. ..... 77,000 384,193 (377.7)
CLP Holdings Ltd. ......... 3,500 32,846 (32.3)
Hongkong Land Holdings Ltd. . 5,300 24,435 (24.0)
New World Development Co.
Ltd. ................ 28,000 129,642 (127.5)
Sun Hung Kai Properties Ltd. . 9,000 122,942 (120.9)
694,058
Israel
Bank Leumi Le-Israel BM .... 2,606 16,059 (15.8)
Check Point Software
Technologies Ltd. ....... 684 87,374 (85.9)
103,433
Italy
Eni SpA ................ 907 9,161 (9.0)
Intesa Sanpaolo SpA ....... 18,886 41,174 (40.5)
Terna Rete Elettrica Nazionale
SpA ................ 14,143 102,567 (100.8)
152,902
Japan
ABC-Mart, Inc. ........... 1,200 68,256 (67.1)
Amada Holdings Co. Ltd. .... 13,900 156,498 (153.9)
Asahi Kasei Corp. ......... 3,100 34,471 (33.9)
Bridgestone Corp. ......... 2,000 74,515 (73.3)
Brother Industries Ltd. ...... 12,300 274,272 (269.7)
Calbee , Inc. ............. 1,700 50,275 (49.4)
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 4,900 74,387 (73.1)
Fuji Electric Co. Ltd. ....... 900 35,861 (35.3)
Hino Motors Ltd. .......... 11,500 99,121 (97.5)
Honda Motor Co. Ltd. ...... 100 2,641 (2.6)
Ito En Ltd. .............. 1,300 81,117 (79.8)
JFE Holdings, Inc. ......... 3,300 28,632 (28.2)
JSR Corp. .............. 900 27,464 (27.0)
Kajima Corp. ............ 4,200 56,274 (55.3)
Kao Corp. .............. 500 36,278 (35.7)
Kurita Water Industries Ltd. ... 900 36,531 (35.9)
Kyushu Railway Co. ....... 1,800 37,802 (37.2)
Lawson, Inc. ............ 600 29,141 (28.7)
Lixil Corp. .............. 3,700 86,285 (84.8)
Shares Value
% of Basket
Value
Japan (continued)
McDonald's Holdings Co. Japan
Ltd. ................ 400 $ 19,506 (19.2) %
Mitsubishi Electric Corp. ..... 30,500 465,272 (457.5)
Mitsubishi Estate Co. Ltd. .... 5,300 83,846 (82.4)
Mitsubishi Gas Chemical Co.,
Inc. ................. 900 20,593 (20.2)
Mitsui Chemicals, Inc. ...... 1,900 54,444 (53.5)
NGK Insulators Ltd. ........ 1,900 33,274 (32.7)
NSK Ltd. ............... 11,000 99,734 (98.1)
ORIX Corp. ............. 3,500 56,161 (55.2)
Osaka Gas Co. Ltd. ........ 3,300 61,026 (60.0)
Pola Orbis Holdings, Inc. .... 400 8,008 (7.9)
Ricoh Co. Ltd. ........... 5,900 44,734 (44.0)
Sega Sammy Holdings, Inc. .. 2,700 43,003 (42.3)
Seibu Holdings, Inc. ....... 6,200 56,936 (56.0)
Sekisui Chemical Co. Ltd. .... 18,100 326,455 (321.0)
Sekisui House Ltd. ........ 3,500 67,622 (66.5)
Sony Corp. ............. 1,300 124,426 (122.3)
Suntory Beverage & Food Ltd. 1,600 55,892 (55.0)
Taiheiyo Cement Corp. ..... 1,000 24,897 (24.5)
Teijin Ltd. ............... 22,000 402,478 (395.7)
TOTO Ltd. .............. 1,200 66,463 (65.3)
Toyo Suisan Kaisha Ltd. ..... 2,200 108,272 (106.5)
3,512,863
Netherlands
Adyen NV .............. 16 33,424 (32.9)
ASML Holding NV ......... 32 17,083 (16.8)
Koninklijke KPN NV ........ 26,428 82,561 (81.2)
NN Group NV ............ 429 17,869 (17.6)
NXP Semiconductors NV .... 807 129,499 (127.3)
Randstad NV ............ 2,276 142,200 (139.8)
Wolters Kluwer NV ........ 565 46,946 (46.1)
469,582
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,463 61,042 (60.0)
Norway
Gjensidige Forsikring ASA ... 1,813 41,692 (41.0)
Portugal
EDP - Energias de Portugal SA 5,425 34,050 (33.5)
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 17,900 138,729 (136.4)
United Overseas Bank Ltd. ... 3,100 54,466 (53.6)
193,195
Spain
Iberdrola SA ............. 34,320 235,889 (231.9)
Industria de Diseno Textil SA .. 573 16,994 (16.7)
252,883
Sweden
Husqvarna AB, Class B ..... 3,316 41,028 (40.3)
Skandinaviska Enskilda Banken
AB, Class A ........... 3,350 36,446 (35.8)
Skanska AB, Class B ....... 679 17,545 (17.3)
Swedish Match AB ........ 465 35,857 (35.3)
Tele2 AB, Class B ......... 5,287 72,965 (71.7)
203,841

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Switzerland
Adecco Group AG (Registered) 1,272 $ 79,456 (78.1) %
Baloise Holding AG (Registered) 191 31,985 (31.5)
Credit Suisse Group AG
(Registered) ........... 2,453 32,177 (31.6)
Geberit AG (Registered) ..... 135 82,629 (81.3)
Kuehne + Nagel International AG
(Registered) ........... 117 26,624 (26.2)
LafargeHolcim Ltd. (Registered) 2,368 128,051 (125.9)
Nestle SA (Registered) ..... 2,121 237,757 (233.8)
Novartis AG (Registered) .... 3,045 275,710 (271.1)
SGS SA (Registered) ....... 6 18,198 (17.9)
912,587
United Kingdom
Barratt Developments plc .... 2,375 20,684 (20.3)
BP plc ................. 3,478 12,924 (12.7)
Entain plc .............. 3,282 55,543 (54.6)
Imperial Brands plc ........ 869 17,442 (17.2)
Kingfisher plc ............ 2,986 11,335 (11.1)
National Grid plc .......... 859 9,978 (9.8)
Rentokil Initial plc ......... 2,348 15,936 (15.7)
Sage Group plc (The) ...... 4,937 39,753 (39.1)
SSE plc ................ 632 12,802 (12.6)
Standard Life Aberdeen plc ... 4,926 20,279 (19.9)
216,676
United States
Accenture plc, Class A ...... 189 45,723 (45.0)
Activision Blizzard, Inc. ..... 523 47,593 (46.8)
Adobe, Inc. ............. 85 38,995 (38.3)
Aflac, Inc. .............. 3,794 171,413 (168.5)
Allegion plc ............. 431 46,121 (45.4)
Alphabet, Inc., Class A ...... 98 179,081 (176.1)
AmerisourceBergen Corp. ... 1,053 109,723 (107.9)
AMETEK, Inc. ........... 828 93,779 (92.2)
Amgen, Inc. ............. 501 120,956 (118.9)
Apple, Inc. .............. 568 74,953 (73.7)
Aptiv plc ............... 192 25,651 (25.2)
Arista Networks, Inc. ....... 64 19,684 (19.4)
Arrow Electronics, Inc. ...... 1,054 102,902 (101.2)
Assurant, Inc. ............ 644 87,243 (85.8)
Automatic Data Processing, Inc. 219 36,161 (35.6)
Axalta Coating Systems Ltd. .. 2,364 63,804 (62.7)
Cadence Design Systems, Inc. 1,938 252,696 (248.5)
Celanese Corp. .......... 166 20,277 (19.9)
Cerner Corp. ............ 790 63,287 (62.2)
Cintas Corp. ............. 168 53,444 (52.6)
Citrix Systems, Inc. ........ 125 16,664 (16.4)
Colgate-Palmolive Co. ...... 1,892 147,576 (145.1)
ConocoPhillips ........... 754 30,183 (29.7)
Constellation Brands, Inc., Class
A .................. 111 23,413 (23.0)
Corteva , Inc. ............ 638 25,431 (25.0)
Cummins, Inc. ........... 552 129,400 (127.2)
Dominion Energy, Inc. ...... 602 43,880 (43.1)
Domino's Pizza, Inc. ....... 299 110,857 (109.0)
DTE Energy Co. .......... 882 104,711 (103.0)
Eaton Corp. plc ........... 1,773 208,682 (205.2)
eBay, Inc. .............. 315 17,801 (17.5)
Emerson Electric Co. ....... 659 52,292 (51.4)
EOG Resources, Inc. ....... 1,368 69,713 (68.5)
EPAM Systems, Inc. ....... 330 113,662 (111.8)
Exelon Corp. ............ 679 28,219 (27.8)
Facebook, Inc., Class A ..... 319 82,407 (81.0)
FactSet Research Systems, Inc. 36 10,884 (10.7)
Shares Value
% of Basket
Value
United States (continued)
Fastenal Co. ............ 1,337 $ 60,954 (59.9) %
Ferguson plc ............ 631 73,265 (72.0)
FMC Corp. .............. 314 34,003 (33.4)
Fortune Brands Home & Security,
Inc. ................. 85 7,331 (7.2)
Genuine Parts Co. ........ 372 34,923 (34.3)
Gilead Sciences, Inc. ....... 3,221 211,298 (207.8)
HCA Healthcare, Inc. ....... 376 61,092 (60.1)
Henry Schein, Inc. ......... 286 18,833 (18.5)
Hologic , Inc. ............. 395 31,493 (31.0)
Home Depot, Inc. (The) ..... 1,215 329,046 (323.5)
IDEXX Laboratories, Inc. .... 291 139,296 (137.0)
IHS Markit Ltd. ........... 296 25,776 (25.3)
Illinois Tool Works, Inc. ...... 541 105,068 (103.3)
Intel Corp. .............. 1,445 80,212 (78.9)
Interpublic Group of Cos., Inc.
(The) ............... 5,231 125,910 (123.8)
Jazz Pharmaceuticals plc .... 197 30,634 (30.1)
JB Hunt Transport Services, Inc. 50 6,733 (6.6)
Johnson Controls International
plc ................. 722 35,970 (35.4)
Kansas City Southern ...... 247 50,059 (49.2)
Kimberly-Clark Corp. ....... 351 46,367 (45.6)
Knight-Swift Transportation
Holdings, Inc. .......... 1,878 75,120 (73.9)
Kroger Co. (The) .......... 1,558 53,751 (52.9)
Lennox International, Inc. .... 284 78,239 (76.9)
Lululemon Athletica, Inc. .... 25 8,217 (8.1)
Marsh & McLennan Cos., Inc. . 2 220 (0.2)
Masco Corp. ............ 2,043 110,955 (109.1)
Masimo Corp. ............ 190 48,625 (47.8)
Maxim Integrated Products, Inc. 2,072 181,735 (178.7)
McKesson Corp. .......... 252 43,966 (43.2)
Merck & Co., Inc. ......... 1,728 133,177 (131.0)
Microsoft Corp. ........... 332 77,011 (75.7)
Molson Coors Beverage Co.,
Class B .............. 327 16,402 (16.1)
Monolithic Power Systems, Inc. 417 148,156 (145.7)
Monster Beverage Corp. .... 1,069 92,821 (91.3)
Morgan Stanley .......... 460 30,843 (30.3)
Mosaic Co. (The) ......... 575 14,927 (14.7)
NetApp, Inc. ............. 1,531 101,720 (100.0)
NIKE, Inc., Class B ........ 256 34,199 (33.6)
Nordson Corp. ........... 97 17,362 (17.1)
NVIDIA Corp. ............ 40 20,784 (20.4)
Old Dominion Freight Line, Inc. 342 66,348 (65.2)
PACCAR, Inc. ........... 1,375 125,428 (123.3)
PepsiCo, Inc. ............ 2,617 357,404 (351.4)
PPG Industries, Inc. ....... 134 18,051 (17.8)
Prudential Financial, Inc. .... 1,477 115,620 (113.7)
QUALCOMM, Inc. ......... 430 67,200 (66.1)
Ross Stores, Inc. ......... 156 17,361 (17.1)
Seagate Technology plc ..... 247 16,332 (16.1)
Sealed Air Corp. .......... 1,037 43,834 (43.1)
Sempra Energy .......... 281 34,777 (34.2)
Sensata Technologies Holding
plc ................. 1,085 59,133 (58.1)
ServiceNow , Inc. .......... 32 17,381 (17.1)
Sirius XM Holdings, Inc. ..... 26,548 166,190 (163.4)
Skyworks Solutions, Inc. .... 920 155,710 (153.1)
Southern Co. (The) ........ 2,506 147,654 (145.2)
Steel Dynamics, Inc. ....... 828 28,376 (27.9)
Target Corp. ............. 83 15,037 (14.8)
Texas Instruments, Inc. ..... 1,533 254,003 (249.8)
UGI Corp. .............. 859 30,915 (30.4)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
32
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
United Parcel Service, Inc., Class
B .................. 444 $ 68,820 (67.7) %
Varian Medical Systems, Inc. . 115 20,191 (19.9)
VeriSign, Inc. ............ 333 64,625 (63.5)
Verisk Analytics, Inc. ....... 189 34,682 (34.1)
Verizon Communications, Inc. . 369 20,203 (19.9)
VMware, Inc., Class A ...... 326 44,939 (44.2)
Walmart, Inc. ............ 232 32,594 (32.1)
Waters Corp. ............ 167 44,200 (43.5)
Zimmer Biomet Holdings, Inc. . 198 30,427 (29.9)
7,763,189
Total Reference Entity — Long ............ 16,644,061
Reference Entity — Short
Argentina
MercadoLibre , Inc. ........ (51) (90,755) 89.2
Australia
Afterpay Ltd. ............ (830) (84,730) 83.3
AusNet Services .......... (32,697) (43,042) 42.3
CIMIC Group Ltd. ......... (2,996) (56,189) 55.3
Crown Resorts Ltd. ........ (4,323) (31,571) 31.0
Fortescue Metals Group Ltd. .. (1,536) (25,301) 24.9
Lendlease Corp. Ltd. ....... (1,850) (16,867) 16.6
National Australia Bank Ltd. .. (1,736) (31,118) 30.6
Northern Star Resources Ltd. . (1,979) (19,151) 18.8
SEEK Ltd. .............. (6,276) (133,722) 131.5
Westpac Banking Corp. ..... (4,361) (69,912) 68.7
WiseTech Global Ltd. ....... (2,616) (61,985) 60.9
(573,588)
Bermuda
RenaissanceRe Holdings Ltd. . (226) (33,999) 33.4
Canada
Bank of Nova Scotia (The) ... (2,056) (109,653) 107.8
CAE, Inc. ............... (1,741) (39,333) 38.7
Cameco Corp. ........... (2,492) (31,005) 30.5
Canadian Natural Resources
Ltd. ................ (4,486) (101,349) 99.7
Canadian Utilities Ltd., Class A (6,032) (149,108) 146.6
Enbridge, Inc. ............ (1,672) (56,171) 55.2
Fairfax Financial Holdings Ltd. (459) (166,521) 163.7
Fortis, Inc. .............. (4,344) (175,696) 172.8
Inter Pipeline Ltd. ......... (2,520) (25,284) 24.9
Keyera Corp. ............ (2,210) (41,513) 40.8
Metro, Inc. .............. (895) (38,691) 38.0
Pembina Pipeline Corp. ..... (624) (16,425) 16.1
Rogers Communications, Inc.,
Class B .............. (815) (36,781) 36.2
SSR Mining, Inc. .......... (5,917) (104,019) 102.3
WSP Global, Inc. ......... (334) (31,108) 30.6
(1,122,657)
China
Budweiser Brewing Co. APAC
Ltd. ................ (4,900) (16,383) 16.1
ESR Cayman Ltd. ......... (6,200) (22,095) 21.7
Wilmar International Ltd. .... (4,300) (17,019) 16.8
(55,497)
France
Air Liquide SA ........... (848) (138,688) 136.4
Alstom SA .............. (354) (19,194) 18.9
(157,882)
Shares Value
% of Basket
Value
Germany
adidas AG .............. (46) $ (14,586) 14.3%
Infineon Technologies AG .... (2,184) (87,499) 86.0
Knorr- Bremse AG ......... (262) (34,714) 34.1
Sartorius AG (Preference) ... (57) (28,334) 27.9
Siemens Healthineers AG .... (1,727) (96,853) 95.2
Zalando SE ............. (420) (48,157) 47.4
(310,143)
Ireland
Flutter Entertainment plc .... (556) (103,524) 101.8
Kingspan Group plc ........ (235) (15,970) 15.7
Smurfit Kappa Group plc .... (414) (19,936) 19.6
(139,430)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (5,644) (66,486) 65.4
Japan
Aeon Co. Ltd. ............ (800) (25,063) 24.6
Bandai Namco Holdings, Inc. . (700) (59,690) 58.7
Bank of Kyoto Ltd. (The) .... (1,200) (62,971) 61.9
Casio Computer Co. Ltd. .... (1,800) (31,801) 31.3
Central Japan Railway Co. ... (100) (14,319) 14.1
Chiba Bank Ltd. (The) ...... (4,800) (26,108) 25.7
CyberAgent , Inc. .......... (300) (18,781) 18.5
Dai Nippon Printing Co. Ltd. .. (6,300) (108,594) 106.8
Daiwa Securities Group, Inc. .. (32,900) (156,586) 154.0
Disco Corp. ............. (200) (65,064) 64.0
East Japan Railway Co. ..... (300) (19,789) 19.5
Fukuoka Financial Group, Inc. . (3,100) (55,454) 54.5
Harmonic Drive Systems, Inc. . (300) (22,415) 22.0
Hikari Tsushin, Inc. ........ (600) (125,829) 123.7
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (67,044) 65.9
Hitachi Metals Ltd. ........ (4,200) (67,010) 65.9
Ibiden Co. Ltd. ........... (600) (27,842) 27.4
Iida Group Holdings Co. Ltd. .. (1,200) (26,471) 26.0
Japan Airport Terminal Co. Ltd. (1,600) (84,175) 82.8
Japan Exchange Group, Inc. .. (1,700) (39,687) 39.0
Kakaku.com, Inc. ......... (1,300) (37,651) 37.0
Keihan Holdings Co. Ltd. .... (600) (27,353) 26.9
Keio Corp. .............. (700) (51,230) 50.4
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (33,783) 33.2
Koei Tecmo Holdings Co. Ltd. . (1,500) (85,931) 84.5
Kyushu Electric Power Co., Inc. (6,800) (63,084) 62.0
Lasertec Corp. ........... (400) (53,579) 52.7
Marui Group Co. Ltd. ....... (5,400) (96,774) 95.2
Mitsubishi Corp. .......... (6,500) (164,659) 161.9
Miura Co. Ltd. ........... (600) (34,162) 33.6
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (31,648) 31.1
Nippon Sanso Holdings Corp. . (3,800) (73,253) 72.0
Obayashi Corp. .......... (6,000) (50,257) 49.4
Odakyu Electric Railway Co. Ltd. (3,700) (107,550) 105.8
Oji Holdings Corp. ......... (5,400) (32,646) 32.1
PeptiDream , Inc. .......... (2,100) (122,598) 120.5
Pigeon Corp. ............ (1,200) (53,994) 53.1
Rakuten , Inc. ............ (9,600) (94,490) 92.9
Ryohin Keikaku Co. Ltd. ..... (2,300) (54,995) 54.1
SBI Holdings, Inc. ......... (4,700) (117,332) 115.4
SCSK Corp. ............. (1,400) (77,865) 76.6
Shiseido Co. Ltd. ......... (300) (19,476) 19.2
Shizuoka Bank Ltd. (The) .... (3,700) (26,897) 26.4
SoftBank Corp. ........... (2,300) (30,214) 29.7

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
SUMCO Corp. ........... (4,800) $ (101,223) 99.5%
Sumitomo Mitsui Trust Holdings,
Inc. ................. (300) (8,975) 8.8
Suzuken Co. Ltd. ......... (200) (7,746) 7.6
TIS, Inc. ............... (2,800) (62,263) 61.2
Tobu Railway Co. Ltd. ...... (800) (22,575) 22.2
Tokyo Century Corp. ....... (1,300) (105,527) 103.8
Tokyu Corp. ............. (4,700) (55,264) 54.3
West Japan Railway Co. .... (400) (21,324) 21.0
(3,031,011)
Luxembourg
ArcelorMittal SA .......... (3,169) (69,399) 68.2
Netherlands
Argenx SE .............. (261) (76,107) 74.8
Singapore
City Developments Ltd. ..... (3,100) (16,744) 16.5
Keppel Corp. Ltd. ......... (10,000) (37,586) 37.0
Singapore Airlines Ltd. ...... (7,000) (21,592) 21.2
Singapore Exchange Ltd. .... (4,900) (36,402) 35.8
Singapore Telecommunications
Ltd. ................ (110,600) (195,933) 192.6
Venture Corp. Ltd. ......... (3,900) (57,962) 57.0
(366,219)
Spain
Cellnex Telecom SA ....... (471) (27,593) 27.1
Telefonica SA ............ (7,623) (32,892) 32.3
(60,485)
Sweden
Assa Abloy AB, Class B ..... (1,353) (33,462) 32.9
Atlas Copco AB, Class A .... (4,689) (254,394) 250.1
Essity AB, Class B ........ (4,357) (139,166) 136.8
Hennes & Mauritz AB, Class B (3,467) (74,122) 72.9
Investment AB Latour , Class B (15,172) (340,034) 334.3
Sandvik AB ............. (1,999) (49,785) 49.0
Svenska Cellulosa AB SCA,
Class B .............. (1,643) (28,941) 28.5
(919,904)
Switzerland
Alcon, Inc. .............. (2,351) (168,725) 165.9
Banque Cantonale Vaudoise
(Registered) ........... (1,456) (154,063) 151.5
Barry Callebaut AG (Registered) (119) (263,904) 259.5
EMS- Chemie Holding AG
(Registered) ........... (22) (20,750) 20.4
Partners Group Holding AG .. (147) (173,576) 170.7
Schindler Holding AG ...... (474) (125,100) 123.0
Vifor Pharma AG .......... (1,187) (161,192) 158.5
(1,067,310)
United Kingdom
Barclays plc ............. (31,243) (56,993) 56.0
Compass Group plc ........ (1,213) (21,668) 21.3
InterContinental Hotels Group
plc ................. (655) (40,353) 39.7
Liberty Global plc, Class A ... (3,328) (80,338) 79.0
Linde plc ............... (1,056) (259,142) 254.8
London Stock Exchange Group
plc ................. (801) (95,091) 93.5
RELX plc ............... (2,273) (56,276) 55.3
(609,861)
Shares Value
% of Basket
Value
United States
Air Products and Chemicals, Inc. (456) $ (121,643) 119.6%
Albemarle Corp. .......... (183) (29,767) 29.3
Alexion Pharmaceuticals, Inc. . (181) (27,753) 27.3
Alleghany Corp. .......... (168) (95,231) 93.6
Alnylam Pharmaceuticals, Inc. . (76) (11,436) 11.2
Amcor plc .............. (11,487) (125,668) 123.6
American Electric Power Co.,
Inc. ................. (1,340) (108,419) 106.6
Aon plc, Class A .......... (698) (141,764) 139.4
Baker Hughes Co. ......... (7,951) (159,736) 157.1
Bank of New York Mellon Corp.
(The) ............... (931) (37,082) 36.5
Bausch Health Cos., Inc. .... (6,309) (160,987) 158.3
Baxter International, Inc. .... (1,533) (117,780) 115.8
Bio-Rad Laboratories, Inc., Class
A .................. (319) (183,033) 180.0
Carnival Corp. ........... (818) (15,272) 15.0
Carvana Co. ............ (74) (19,328) 19.0
CF Industries Holdings, Inc. .. (31) (1,283) 1.3
Charter Communications, Inc.,
Class A .............. (50) (30,378) 29.9
Cisco Systems, Inc. ........ (376) (16,762) 16.5
Comcast Corp., Class A ..... (250) (12,393) 12.2
Consolidated Edison, Inc. .... (566) (40,061) 39.4
Cooper Cos., Inc. (The) ..... (314) (114,309) 112.4
Costco Wholesale Corp. ..... (55) (19,384) 19.1
Crown Holdings, Inc. ....... (1,579) (142,347) 140.0
CyberArk Software Ltd. ..... (113) (18,108) 17.8
Danaher Corp. ........... (2,126) (505,648) 497.2
Delta Air Lines, Inc. ........ (633) (24,029) 23.6
Discovery, Inc., Class A ..... (2,408) (99,739) 98.1
DocuSign, Inc. ........... (565) (131,583) 129.4
Dow, Inc. ............... (1,047) (54,339) 53.4
DuPont de Nemours, Inc. .... (253) (20,101) 19.8
Dynatrace , Inc. ........... (1,757) (72,933) 71.7
Enphase Energy, Inc. ....... (227) (41,393) 40.7
Exact Sciences Corp. ...... (51) (6,995) 6.9
Exxon Mobil Corp. ......... (1,997) (89,545) 88.0
Fidelity National Information
Services, Inc. .......... (1,995) (246,303) 242.2
FirstEnergy Corp. ......... (3,041) (93,541) 92.0
FleetCor Technologies, Inc. ... (394) (95,644) 94.0
Fox Corp., Class A ........ (854) (26,628) 26.2
Garmin Ltd. ............. (7) (804) 0.8
General Mills, Inc. ......... (679) (39,450) 38.8
Global Payments, Inc. ...... (501) (88,437) 87.0
Halliburton Co. ........... (4,650) (81,980) 80.6
HEICO Corp. ............ (46) (5,416) 5.3
Hilton Worldwide Holdings, Inc. (654) (66,309) 65.2
Horizon Therapeutics plc .... (261) (18,917) 18.6
HubSpot , Inc. ............ (191) (71,090) 69.9
Huntington Ingalls Industries,
Inc. ................. (661) (103,995) 102.3
International Paper Co. ..... (336) (16,904) 16.6
Jacobs Engineering Group, Inc. (438) (44,220) 43.5
JPMorgan Chase & Co. ..... (662) (85,180) 83.8
Juniper Networks, Inc. ...... (2,249) (54,921) 54.0
Keurig Dr Pepper, Inc. ...... (958) (30,464) 30.0
KKR & Co., Inc. .......... (2,332) (90,831) 89.3
KLA Corp. .............. (62) (17,364) 17.1
Lamb Weston Holdings, Inc. .. (921) (68,799) 67.6
Liberty Broadband Corp., Class
C .................. (910) (132,905) 130.7
Live Nation Entertainment, Inc. (345) (22,925) 22.5
Lumen Technologies, Inc. .... (5,774) (71,482) 70.3

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
34
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
LyondellBasell Industries NV,
Class A .............. (234) $ (20,068) 19.7%
M&T Bank Corp. .......... (647) (85,708) 84.3
Martin Marietta Materials, Inc. . (46) (13,221) 13.0
Match Group, Inc. ......... (103) (14,406) 14.2
Medtronic plc ............ (602) (67,021) 65.9
Moderna , Inc. ............ (188) (32,554) 32.0
Molina Healthcare, Inc. ..... (119) (25,420) 25.0
MSCI, Inc. .............. (113) (44,669) 43.9
Netflix, Inc. .............. (202) (107,543) 105.7
NextEra Energy, Inc. ....... (793) (64,130) 63.1
NiSource, Inc. ........... (2,346) (51,964) 51.1
Nucor Corp. ............. (1,032) (50,289) 49.4
Palo Alto Networks, Inc. ..... (160) (56,120) 55.2
PayPal Holdings, Inc. ...... (448) (104,971) 103.2
Peloton Interactive, Inc., Class A (39) (5,699) 5.6
PerkinElmer, Inc. ......... (1,090) (160,306) 157.6
Pfizer, Inc. .............. (4,785) (171,782) 168.9
Phillips 66 .............. (1,318) (89,360) 87.9
Pinterest, Inc., Class A ...... (1,158) (79,335) 78.0
Reinsurance Group of America,
Inc. ................. (347) (36,452) 35.8
RingCentral, Inc., Class A .... (137) (51,090) 50.2
Roku, Inc. .............. (135) (52,519) 51.6
Rollins, Inc. ............. (457) (16,461) 16.2
S&P Global, Inc. .......... (142) (45,014) 44.3
salesforce.com, Inc. ....... (611) (137,817) 135.5
Sarepta Therapeutics, Inc. ... (382) (34,151) 33.6
Schlumberger NV ......... (846) (18,790) 18.5
Seagen , Inc. ............ (117) (19,220) 18.9
Slack Technologies, Inc., Class A (1,707) (71,984) 70.8
Snap, Inc., Class A ........ (3,121) (165,226) 162.5
Snap-on, Inc. ............ (480) (86,395) 84.9
SolarEdge Technologies, Inc. . (146) (42,096) 41.4
Splunk , Inc. ............. (95) (15,678) 15.4
Square, Inc., Class A ....... (88) (19,004) 18.7
SS&C Technologies Holdings,
Inc. ................. (1,182) (74,324) 73.1
Stanley Black & Decker, Inc. .. (97) (16,829) 16.5
Synchrony Financial ....... (970) (32,640) 32.1
Sysco Corp. ............. (208) (14,874) 14.6
Teladoc , Inc. ............ (101) (26,647) 26.2
Teledyne Technologies, Inc. .. (104) (37,129) 36.5
Tenaris SA .............. (1,921) (14,833) 14.6
Thermo Fisher Scientific, Inc. . (518) (264,025) 259.6
T-Mobile US, Inc. ......... (2,306) (290,740) 285.9
TransUnion ............. (203) (17,669) 17.4
Travelers Cos., Inc. (The) .... (417) (56,837) 55.9
Twitter, Inc. ............. (49) (2,476) 2.4
Tyler Technologies, Inc. ..... (115) (48,621) 47.8
Union Pacific Corp. ........ (258) (50,947) 50.1
United Rentals, Inc. ........ (123) (29,890) 29.4
UnitedHealth Group, Inc. .... (66) (22,016) 21.6
Viatris , Inc. .............. (946) (16,073) 15.8
Visa, Inc., Class A ......... (395) (76,334) 75.1
Walgreens Boots Alliance, Inc. (1,229) (61,757) 60.7
Waste Connections, Inc. ..... (311) (30,637) 30.1
Waste Management, Inc. .... (330) (36,736) 36.1
Wells Fargo & Co. ......... (2,911) (86,981) 85.5
Westinghouse Air Brake
Technologies Corp. ...... (1,248) (92,614) 91.1
WestRock Co. ........... (399) (16,531) 16.3
Williams Cos., Inc. (The) .... (1,193) (25,327) 24.9
Zoetis, Inc. .............. (237) (36,557) 35.9
Shares Value
% of Basket
Value
United States (continued)
Zoom Video Communications,
Inc., Class A ........... (72) $ (26,789) 26.3%
Zscaler , Inc. ............. (198) (39,541) 38.9
(7,973,575)
Zambia
First Quantum Minerals Ltd. .. (1,288) (21,454) 21.1
Total Reference Entity — Short ............ (16,745,762)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ (101,701)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of January 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Canada
AltaGas Ltd. ............. 2,413 $ 35,834 (129.3) %
B2Gold Corp. ............ 49,835 246,301 (888.7)
BCE, Inc. ............... 1,993 84,536 (305.0)
BlackBerry Ltd. ........... 825 11,587 (41.8)
Canadian Pacific Railway Ltd. . 47 15,791 (57.0)
CCL Industries, Inc., Class B .. 2,075 95,203 (343.5)
CI Financial Corp. ......... 10,318 128,133 (462.3)
Empire Co. Ltd., Class A .... 5,655 156,239 (563.7)
George Weston Ltd. ....... 4,086 295,758 (1,067.1)
Hydro One Ltd. ........... 6,407 148,457 (535.7)
iA Financial Corp., Inc. ...... 708 31,548 (113.8)
Kinross Gold Corp. ........ 19,810 138,341 (499.2)
Loblaw Cos. Ltd. .......... 5,369 259,266 (935.5)
Magna International, Inc. .... 1,330 93,669 (338.0)
Open Text Corp. .......... 4,815 215,682 (778.2)
Parkland Corp. ........... 3,072 92,178 (332.6)
Quebecor, Inc., Class B ..... 7,632 182,631 (659.0)
2,231,154
South Korea
HDC Holdings Co. Ltd. ...... 1 10 0.0
United States
Fortive Corp. ............ 1 66 (0.2)
Total Reference Entity — Long ............ 2,231,230
Reference Entity — Short
Canada
Agnico Eagle Mines Ltd. ..... (1,532) (106,949) 385.9
Algonquin Power & Utilities
Corp. ............... (4,171) (69,508) 250.8
Atco Ltd., Class I ......... (843) (24,135) 87.1
Barrick Gold Corp. ........ (9,021) (201,478) 727.0
Brookfield Asset Management,
Inc., Class A ........... (2,258) (87,495) 315.7
Canadian Utilities Ltd., Class A (3,632) (89,781) 323.9
Emera, Inc. ............. (7,841) (327,866) 1,183.0
Enbridge, Inc. ............ (2,866) (96,284) 347.4
FirstService Corp. ......... (350) (47,811) 172.5
Fortis, Inc. .............. (3,756) (151,914) 548.1
GFL Environmental, Inc. ..... (4,025) (113,629) 410.0
Kirkland Lake Gold Ltd. ..... (854) (32,818) 118.4
Northland Power, Inc. ...... (627) (22,972) 82.9

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Canada (continued)
Nutrien Ltd. ............. (2,526) $ (124,409) 448.9%
Pan American Silver Corp. ... (1,190) (38,499) 138.9
Restaurant Brands International,
Inc. ................. (1,723) (99,385) 358.6
Saputo, Inc. ............. (4,301) (112,776) 406.9
Shopify, Inc., Class A ....... (91) (99,222) 358.0
SSR Mining, Inc. .......... (3,738) (65,713) 237.1
TC Energy Corp. .......... (6,159) (263,988) 952.5
WSP Global, Inc. ......... (532) (49,549) 178.8
(2,226,181)
United States
Lennar Corp., Class B ...... (1) (67) 0.2
Zambia
First Quantum Minerals Ltd. .. (1,963) (32,697) 118.0
Total Reference Entity — Short ............ (2,258,945)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (27,715)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of January 31, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 21,192 $ 185,251 (215.9) %
Aristocrat Leisure Ltd. ...... 902 21,249 (24.8)
BHP Group Ltd. .......... 989 32,982 (38.4)
BHP Group plc ........... 1,554 42,588 (49.6)
Cochlear Ltd. ............ 1,089 163,741 (190.8)
Glencore plc ............ 4,422 14,761 (17.2)
Rio Tinto Ltd. ............ 890 74,492 (86.8)
Rio Tinto plc ............. 2,247 170,474 (198.6)
Woodside Petroleum Ltd. .... 4,300 79,815 (93.0)
Woolworths Group Ltd. ..... 2,017 62,736 (73.1)
848,089
Austria
Raiffeisen Bank International AG 1,200 23,458 (27.3)
Belgium
Etablissements Franz Colruyt
NV ................. 175 10,795 (12.6)
Solvay SA .............. 68 7,735 (9.0)
18,530
Canada
Bank of Montreal ......... 437 32,506 (37.9)
Canadian Imperial Bank of
Commerce ........... 194 16,533 (19.3)
Canadian Tire Corp. Ltd., Class
A .................. 243 31,509 (36.7)
Constellation Software, Inc. .. 299 364,243 (424.4)
Gildan Activewear , Inc. ...... 1,085 27,109 (31.6)
Hydro One Ltd. ........... 21,996 509,671 (593.9)
Intact Financial Corp. ....... 949 104,641 (121.9)
Thomson Reuters Corp. ..... 2,085 170,012 (198.1)
Topicus.com, Inc. ......... 689 25,863 (30.1)
1,282,087
Shares Value
% of Basket
Value
Denmark
Genmab A/S ............ 443 $ 176,378 (205.5) %
Novo Nordisk A/S, Class B ... 6,438 448,524 (522.6)
624,902
Finland
Fortum OYJ ............. 810 19,592 (22.8)
Kesko OYJ, Class B ....... 3,453 89,663 (104.5)
Nordea Bank Abp ......... 5,246 42,517 (49.5)
151,772
France
Cie de Saint-Gobain ....... 1,928 95,843 (111.7)
Eurazeo SE ............. 617 43,212 (50.3)
Ipsen SA ............... 275 23,992 (27.9)
La Francaise des Jeux SAEM . 901 38,700 (45.1)
Orange SA .............. 7,499 88,012 (102.5)
Sanofi ................. 199 18,716 (21.8)
Sartorius Stedim Biotech .... 188 78,711 (91.7)
Schneider Electric SE ...... 242 35,419 (41.3)
SEB SA ................ 115 21,854 (25.5)
Teleperformance .......... 66 21,587 (25.1)
Thales SA .............. 384 34,455 (40.1)
Valeo SA ............... 537 19,991 (23.3)
Vivendi SA .............. 8,552 262,790 (306.2)
783,282
Germany
Deutsche Post AG (Registered) 12,198 602,521 (702.0)
LEG Immobilien AG ........ 272 38,992 (45.4)
Scout24 AG ............. 224 17,295 (20.2)
658,808
Israel
Israel Discount Bank Ltd., Class
A .................. 10,213 39,455 (46.0)
Italy
Assicurazioni Generali SpA ... 812 13,858 (16.1)
Enel SpA ............... 25,749 255,378 (297.6)
Terna Rete Elettrica Nazionale
SpA ................ 820 5,947 (6.9)
275,183
Japan
AGC, Inc. .............. 6,600 229,275 (267.1)
Asahi Intecc Co. Ltd. ....... 1,700 55,815 (65.0)
Astellas Pharma, Inc. ....... 400 6,493 (7.6)
Cosmos Pharmaceutical Corp. 200 30,494 (35.5)
Daito Trust Construction Co. Ltd. 1,600 166,742 (194.3)
ENEOS Holdings, Inc. ...... 39,000 158,057 (184.2)
Fujitsu Ltd. .............. 2,200 335,720 (391.2)
Honda Motor Co. Ltd. ...... 7,900 208,613 (243.1)
Hoshizaki Corp. .......... 1,500 133,140 (155.1)
Kyocera Corp. ........... 1,100 70,501 (82.2)
Marubeni Corp. ........... 1,700 11,295 (13.2)
Mitsubishi Electric Corp. ..... 9,300 141,870 (165.3)
Mitsubishi UFJ Financial Group,
Inc. ................. 35,300 159,407 (185.7)
Nippon Telegraph & Telephone
Corp. ............... 1,000 24,994 (29.1)
Nitto Denko Corp. ......... 5,600 507,598 (591.4)
NSK Ltd. ............... 2,800 25,387 (29.6)
Osaka Gas Co. Ltd. ........ 1,000 18,493 (21.6)
Panasonic Corp. .......... 6,700 86,981 (101.4)
Pola Orbis Holdings, Inc. .... 300 6,006 (7.0)
Recruit Holdings Co. Ltd. .... 900 39,148 (45.6)
Seiko Epson Corp. ........ 1,800 30,663 (35.7)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
36
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Shionogi & Co. Ltd. ........ 400 $ 21,716 (25.3) %
Sony Corp. ............. 200 19,143 (22.3)
Subaru Corp. ............ 4,700 90,288 (105.2)
Sumitomo Mitsui Financial
Group, Inc. ........... 5,600 173,983 (202.7)
Sysmex Corp. ........... 500 58,331 (68.0)
Taisei Corp. ............. 1,000 32,397 (37.8)
TDK Corp. .............. 1,500 242,538 (282.6)
Terumo Corp. ............ 2,100 81,618 (95.1)
Toppan Printing Co. Ltd. ..... 1,600 22,755 (26.5)
Yamato Holdings Co. Ltd. .... 800 19,849 (23.1)
3,209,310
Netherlands
Koninklijke KPN NV ........ 5,231 16,342 (19.1)
Koninklijke Philips NV ...... 1,249 68,082 (79.3)
NN Group NV ............ 800 33,321 (38.8)
117,745
New Zealand
Xero Ltd. ............... 1,079 106,442 (124.0)
Norway
Telenor ASA ............. 3,070 50,644 (59.0)
Portugal
Galp Energia SGPS SA ..... 11,654 116,973 (136.3)
Spain
Cia de Distribucion Integral
Logista Holdings SA ..... 54 1,016 (1.2)
Iberdrola SA ............. 17,876 122,866 (143.1)
Repsol SA .............. 13,358 131,225 (152.9)
255,107
Sweden
Investor AB, Class B ....... 1,846 135,403 (157.8)
Lundin Energy AB ......... 2,449 66,522 (77.5)
201,925
Switzerland
Baloise Holding AG (Registered) 304 50,908 (59.3)
Julius Baer Group Ltd. ...... 590 35,698 (41.6)
Kuehne + Nagel International AG
(Registered) ........... 204 46,421 (54.1)
Novartis AG (Registered) .... 274 24,809 (28.9)
Sonova Holding AG (Registered) 782 188,649 (219.8)
STMicroelectronics NV ..... 8 321 (0.4)
Swiss Re AG ............ 193 17,015 (19.8)
363,821
United Kingdom
3i Group plc ............. 4,973 75,358 (87.8)
Ashtead Group plc ........ 331 16,612 (19.4)
BAE Systems plc ......... 17,884 112,843 (131.5)
BP plc ................. 13,084 48,620 (56.7)
Bunzl plc ............... 3,680 118,127 (137.6)
Imperial Brands plc ........ 4,542 91,165 (106.2)
JD Sports Fashion plc ...... 7,783 79,227 (92.3)
National Grid plc .......... 1,474 17,122 (19.9)
559,074
United States
3M Co. ................ 139 24,417 (28.4)
Accenture plc, Class A ...... 434 104,993 (122.3)
Align Technology, Inc. ...... 337 177,053 (206.3)
American Water Works Co., Inc. 674 107,179 (124.9)
Ameriprise Financial, Inc. .... 520 102,892 (119.9)
Shares Value
% of Basket
Value
United States (continued)
Best Buy Co., Inc. ......... 959 $ 104,358 (121.6) %
Booz Allen Hamilton Holding
Corp. ............... 15 1,278 (1.5)
BorgWarner, Inc. .......... 1,937 81,335 (94.8)
Cintas Corp. ............. 298 94,800 (110.5)
Citizens Financial Group, Inc. . 3,364 122,584 (142.8)
Citrix Systems, Inc. ........ 731 97,450 (113.5)
Corning, Inc. ............ 562 20,159 (23.5)
Darden Restaurants, Inc. .... 711 83,109 (96.8)
Deere & Co. ............. 240 69,312 (80.8)
DexCom , Inc. ............ 299 112,080 (130.6)
Dollar Tree, Inc. .......... 150 15,249 (17.8)
Dover Corp. ............. 1,631 189,995 (221.4)
Edwards Lifesciences Corp. .. 2,262 186,796 (217.6)
Electronic Arts, Inc. ........ 153 21,910 (25.5)
Entergy Corp. ............ 1,842 175,598 (204.6)
Equifax, Inc. ............. 126 22,316 (26.0)
Equitable Holdings, Inc. ..... 1,439 35,658 (41.5)
Fair Isaac Corp. .......... 95 42,760 (49.8)
Fastenal Co. ............ 464 21,154 (24.6)
Fifth Third Bancorp ........ 1,694 49,007 (57.1)
FMC Corp. .............. 214 23,174 (27.0)
Fortune Brands Home & Security,
Inc. ................. 733 63,221 (73.7)
Hershey Co. (The) ........ 93 13,526 (15.8)
HP, Inc. ................ 3,211 78,156 (91.1)
Humana, Inc. ............ 107 40,993 (47.8)
James Hardie Industries plc,
CDI ................ 1,342 37,510 (43.7)
Jazz Pharmaceuticals plc .... 135 20,993 (24.5)
Johnson Controls International
plc ................. 991 49,372 (57.5)
KeyCorp ............... 2,195 37,008 (43.1)
Knight-Swift Transportation
Holdings, Inc. .......... 993 39,720 (46.3)
Lam Research Corp. ....... 30 14,519 (16.9)
Lennox International, Inc. .... 103 28,375 (33.1)
Loews Corp. ............ 3,220 145,834 (169.9)
Marsh & McLennan Cos., Inc. . 442 48,580 (56.6)
Maxim Integrated Products, Inc. 490 42,978 (50.1)
McDonald's Corp. ......... 452 93,944 (109.5)
Mettler -Toledo International, Inc. 103 120,314 (140.2)
Molson Coors Beverage Co.,
Class B .............. 494 24,779 (28.9)
Morgan Stanley .......... 484 32,452 (37.8)
Nasdaq, Inc. ............ 1,126 152,314 (177.5)
Nordson Corp. ........... 172 30,786 (35.9)
Norfolk Southern Corp. ..... 74 17,510 (20.4)
NRG Energy, Inc. ......... 1,850 76,609 (89.3)
Omnicom Group, Inc. ....... 1,913 119,333 (139.0)
Owens Corning ........... 1,105 85,748 (99.9)
Parker-Hannifin Corp. ...... 484 128,071 (149.2)
Qorvo , Inc. .............. 126 21,531 (25.1)
QUALCOMM, Inc. ......... 367 57,355 (66.8)
Quest Diagnostics, Inc. ..... 133 17,177 (20.0)
Raymond James Financial, Inc. 252 25,182 (29.3)
Robert Half International, Inc. . 1,862 125,685 (146.4)
Rockwell Automation, Inc. .... 1,043 259,217 (302.0)
SEI Investments Co. ....... 1,211 64,001 (74.6)
Sherwin-Williams Co. (The) .. 52 35,974 (41.9)
Starbucks Corp. .......... 938 90,808 (105.8)
State Street Corp. ......... 516 36,120 (42.1)
Take-Two Interactive Software,
Inc. ................. 423 84,790 (98.8)
Target Corp. ............. 116 21,016 (24.5)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Teradyne, Inc. ........... 294 $ 33,363 (38.9) %
TJX Cos., Inc. (The) ....... 1,544 98,878 (115.2)
Tractor Supply Co. ........ 829 117,502 (136.9)
Universal Health Services, Inc.,
Class B .............. 703 87,650 (102.1)
Vertex Pharmaceuticals, Inc. .. 877 200,903 (234.1)
WW Grainger, Inc. ......... 587 213,897 (249.2)
Yum! Brands, Inc. ......... 3,152 319,896 (372.7)
5,540,206
Total Reference Entity — Long ............ 15,226,813
Reference Entity — Short
Australia
Newcrest Mining Ltd. ....... (1,350) (25,659) 29.9
Sydney Airport ........... (28,437) (123,567) 144.0
Westpac Banking Corp. ..... (4,662) (74,737) 87.1
(223,963)
Austria
Erste Group Bank AG ...... (2,112) (64,499) 75.1
Belgium
Umicore SA ............. (744) (42,140) 49.1
Bermuda
RenaissanceRe Holdings Ltd. . (902) (135,697) 158.1
Brazil
Yara International ASA ...... (627) (29,156) 34.0
Canada
Bank of Nova Scotia (The) ... (1,315) (70,133) 81.7
Barrick Gold Corp. ........ (2,720) (60,749) 70.8
Canadian Utilities Ltd., Class A (5,384) (133,090) 155.1
CGI, Inc. ............... (1,411) (113,101) 131.8
Dollarama, Inc. ........... (1,130) (44,175) 51.5
FirstService Corp. ......... (165) (22,539) 26.3
Fortis, Inc. .............. (1,040) (42,064) 49.0
Metro, Inc. .............. (1,178) (50,925) 59.3
Pembina Pipeline Corp. ..... (1,700) (44,748) 52.1
Shaw Communications, Inc.,
Class B .............. (3,304) (56,688) 66.1
SSR Mining, Inc. .......... (982) (17,263) 20.1
Toronto-Dominion Bank (The) . (3,245) (183,877) 214.2
(839,352)
Denmark
Demant A/S ............. (1,155) (41,398) 48.2
H Lundbeck A/S .......... (1,910) (67,957) 79.2
(109,355)
Finland
Kone OYJ, Class B ........ (966) (75,971) 88.5
Stora Enso OYJ, Class R .... (1,956) (35,497) 41.3
UPM- Kymmene OYJ ....... (696) (24,870) 29.0
(136,338)
France
Accor SA ............... (486) (16,342) 19.0
Aeroports de Paris ........ (928) (106,503) 124.1
AXA SA ................ (5,696) (126,191) 147.0
Dassault Systemes SE ..... (482) (96,219) 112.1
Eiffage SA .............. (840) (76,245) 88.8
Faurecia SE ............. (353) (18,473) 21.5
Orpea SA .............. (791) (109,444) 127.5
Renault SA ............. (706) (30,025) 35.0
Shares Value
% of Basket
Value
France (continued)
Worldline SA ............ (2,427) $ (205,154) 239.0%
(784,596)
Germany
adidas AG .............. (560) (177,564) 206.9
Beiersdorf AG ............ (827) (90,271) 105.2
Carl Zeiss Meditec AG, Class
BR ................. (519) (81,112) 94.5
SAP SE ................ (506) (64,205) 74.8
Siemens Energy AG ....... (540) (20,040) 23.3
Siemens Healthineers AG .... (1,558) (87,375) 101.8
(520,567)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (1,001) (16,006) 18.7
Ireland
Smurfit Kappa Group plc .... (427) (20,562) 24.0
Italy
Davide Campari-Milano NV .. (4,090) (43,961) 51.2
Nexi SpA ............... (2,332) (41,372) 48.2
UniCredit SpA ........... (1,762) (16,057) 18.7
(101,390)
Japan
Acom Co. Ltd. ........... (9,400) (41,322) 48.1
Aeon Co. Ltd. ............ (1,900) (59,525) 69.4
Air Water, Inc. ............ (1,400) (22,634) 26.4
Asahi Group Holdings Ltd. ... (1,200) (48,447) 56.4
Central Japan Railway Co. ... (100) (14,319) 16.7
Daikin Industries Ltd. ....... (1,500) (316,699) 369.0
Daiwa House Industry Co. Ltd. (4,800) (136,084) 158.6
East Japan Railway Co. ..... (300) (19,789) 23.1
Harmonic Drive Systems, Inc. . (400) (29,886) 34.8
Hitachi Construction Machinery
Co. Ltd. .............. (300) (8,745) 10.2
Idemitsu Kosan Co. Ltd. ..... (7,900) (185,523) 216.2
Japan Airport Terminal Co. Ltd. (500) (26,305) 30.6
Keikyu Corp. ............ (1,100) (17,644) 20.6
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (202,026) 235.4
Kirin Holdings Co. Ltd. ...... (4,800) (103,171) 120.2
Komatsu Ltd. ............ (8,000) (219,196) 255.4
Konami Holdings Corp. ..... (500) (30,641) 35.7
Lion Corp. .............. (1,000) (22,856) 26.6
Mitsubishi Chemical Holdings
Corp. ............... (5,600) (38,304) 44.6
Mitsui & Co. Ltd. .......... (1,900) (35,254) 41.1
Mitsui Fudosan Co. Ltd. ..... (2,300) (46,685) 54.4
Nippon Sanso Holdings Corp. . (900) (17,349) 20.2
Nissan Motor Co. Ltd. ...... (41,100) (211,900) 246.9
Nomura Research Institute Ltd. (1,700) (57,263) 66.7
Odakyu Electric Railway Co. Ltd. (1,000) (29,067) 33.9
Omron Corp. ............ (800) (70,877) 82.6
Rakuten , Inc. ............ (1,800) (17,717) 20.6
Rinnai Corp. ............. (300) (31,335) 36.5
Shiseido Co. Ltd. ......... (2,100) (136,331) 158.8
SoftBank Group Corp. ...... (400) (30,989) 36.1
Sompo Holdings, Inc. ...... (1,700) (67,885) 79.1
Sumitomo Corp. .......... (8,900) (118,143) 137.7
Sumitomo Electric Industries
Ltd. ................ (4,900) (65,408) 76.2
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (45,279) 52.8
Suzuken Co. Ltd. ......... (700) (27,110) 31.6

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
38
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd. (1,000) $ (35,170) 41.0%
Toho Co. Ltd. ............ (1,200) (46,482) 54.2
Tokyo Electric Power Co.
Holdings, Inc. .......... (4,700) (18,029) 21.0
Toyota Tsusho Corp. ....... (1,000) (39,060) 45.5
(2,690,449)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (85,934) 100.1
Aegon NV .............. (26,756) (110,937) 129.3
Argenx SE .............. (198) (57,736) 67.3
(254,607)
Norway
DNB ASA ............... (2,528) (49,216) 57.3
Spain
Banco Santander SA ....... (6,597) (19,256) 22.4
Cellnex Telecom SA ....... (441) (25,835) 30.1
Cia de Distribucion Integral
Logista Holdings SA ..... (54) (1,016) 1.2
Ferrovial SA ............. (1,980) (47,468) 55.3
(93,575)
Sweden
Hexagon AB, Class B ...... (596) (51,939) 60.5
Securitas AB, Class B ...... (4,683) (72,158) 84.1
Svenska Handelsbanken AB,
Class A .............. (1,903) (18,971) 22.1
Swedbank AB, Class A ...... (2,525) (47,510) 55.4
(190,578)
Switzerland
ABB Ltd. (Registered) ...... (2,211) (65,216) 76.0
Chocoladefabriken Lindt &
Spruengli AG .......... (32) (277,253) 323.0
Clariant AG (Registered) .... (9,641) (204,833) 238.7
EMS- Chemie Holding AG
(Registered) ........... (39) (36,785) 42.9
Lonza Group AG (Registered) . (116) (74,089) 86.3
Schindler Holding AG ...... (1,085) (286,358) 333.6
Sika AG (Registered) ....... (168) (45,715) 53.3
Swatch Group AG (The), Class
BR ................. (243) (69,996) 81.5
Temenos AG (Registered) ... (689) (87,001) 101.4
Vifor Pharma AG .......... (714) (96,960) 113.0
(1,244,206)
United Kingdom
CNH Industrial NV ......... (9,457) (120,505) 140.4
Compass Group plc ........ (956) (17,077) 19.9
HSBC Holdings plc ........ (28,149) (147,293) 171.6
Informa plc .............. (5,841) (39,744) 46.3
InterContinental Hotels Group
plc ................. (345) (21,254) 24.8
Smiths Group plc ......... (6,392) (123,455) 143.8
Tesco plc ............... (87,416) (286,060) 333.3
Unilever plc ............. (3,083) (179,601) 209.3
Whitbread plc ............ (3,819) (145,134) 169.1
(1,080,123)
United States
AbbVie, Inc. ............. (427) (43,759) 51.0
American Financial Group, Inc. (416) (39,162) 45.6
Arch Capital Group Ltd. ..... (1,180) (37,064) 43.2
Avantor , Inc. ............. (3,612) (106,518) 124.1
Ball Corp. .............. (399) (35,120) 40.9
Shares Value
% of Basket
Value
United States (continued)
BioMarin Pharmaceutical, Inc. . (1,391) $ (115,147) 134.2%
Boeing Co. (The) ......... (316) (61,364) 71.5
Boston Scientific Corp. ...... (3,716) (131,695) 153.4
Bristol-Myers Squibb Co. .... (374) (22,975) 26.8
Broadcom, Inc. ........... (763) (343,731) 400.5
Broadridge Financial Solutions,
Inc. ................. (444) (62,742) 73.1
Brookfield Renewable Corp. .. (1,746) (97,885) 114.1
Cabot Oil & Gas Corp. ...... (2,343) (42,947) 50.0
CarMax, Inc. ............ (1,496) (176,199) 205.3
Ceridian HCM Holding, Inc. .. (2,400) (222,984) 259.8
Cheniere Energy, Inc. ...... (2,045) (129,510) 150.9
Church & Dwight Co., Inc. ... (128) (10,807) 12.6
Cisco Systems, Inc. ........ (378) (16,851) 19.6
CMS Energy Corp. ........ (2,035) (115,751) 134.9
Coca-Cola Co. (The) ....... (761) (36,642) 42.7
ConocoPhillips ........... (2,210) (88,466) 103.1
CoStar Group, Inc. ........ (106) (95,369) 111.1
Coupa Software, Inc. ....... (337) (104,426) 121.7
Danaher Corp. ........... (368) (87,525) 102.0
Essential Utilities, Inc. ...... (7,301) (338,036) 393.9
Gartner, Inc. ............. (478) (72,613) 84.6
Guidewire Software, Inc. .... (848) (97,300) 113.4
Halliburton Co. ........... (4,700) (82,861) 96.5
Hilton Worldwide Holdings, Inc. (266) (26,970) 31.4
Honeywell International, Inc. .. (502) (98,076) 114.3
Hormel Foods Corp. ....... (7,834) (367,101) 427.7
IAC/InterActiveCorp ........ (85) (17,846) 20.8
Ingersoll Rand, Inc. ........ (5,528) (231,292) 269.5
International Business Machines
Corp. ............... (556) (66,225) 77.2
IQVIA Holdings, Inc. ....... (546) (97,079) 113.1
J M Smucker Co. (The) ..... (1,172) (136,433) 159.0
KLA Corp. .............. (130) (36,409) 42.4
Kraft Heinz Co. (The) ....... (3,113) (104,317) 121.5
Las Vegas Sands Corp. ..... (4,589) (220,685) 257.1
Lincoln National Corp. ...... (1,417) (64,459) 75.1
Marriott International, Inc., Class
A .................. (887) (103,167) 120.2
Martin Marietta Materials, Inc. . (455) (130,772) 152.4
McCormick & Co., Inc. (Non-
Voting) .............. (1,136) (101,717) 118.5
Microchip Technology, Inc. ... (939) (127,807) 148.9
Molina Healthcare, Inc. ..... (103) (22,002) 25.6
NiSource, Inc. ........... (2,890) (64,013) 74.6
NortonLifeLock , Inc. ....... (3,766) (79,350) 92.5
ONEOK, Inc. ............ (1,756) (69,941) 81.5
PerkinElmer, Inc. ......... (367) (53,975) 62.9
PG&E Corp. ............. (2,937) (33,570) 39.1
Pinnacle West Capital Corp. .. (1,197) (90,074) 105.0
Progressive Corp. (The) ..... (1,479) (128,954) 150.3
Public Service Enterprise Group,
Inc. ................. (648) (36,567) 42.6
Republic Services, Inc. ..... (299) (27,065) 31.5
ResMed , Inc. ............ (223) (44,950) 52.4
S&P Global, Inc. .......... (54) (17,118) 19.9
salesforce.com, Inc. ....... (677) (152,704) 177.9
Schlumberger NV ......... (788) (17,501) 20.4
Seagen , Inc. ............ (91) (14,949) 17.4
Splunk , Inc. ............. (238) (39,277) 45.8
Square, Inc., Class A ....... (325) (70,187) 81.8
Teladoc , Inc. ............ (340) (89,702) 104.5
Teledyne Technologies, Inc. .. (106) (37,843) 44.1
Teleflex, Inc. ............. (275) (103,848) 121.0
Tenaris SA .............. (16,915) (130,611) 152.2

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Shares Value
% of Basket
Value
United States (continued)
T-Mobile US, Inc. ......... (283) $ (35,681) 41.6%
TransUnion ............. (231) (20,106) 23.4
Tyson Foods, Inc., Class A ... (1,362) (87,590) 102.1
United Rentals, Inc. ........ (48) (11,664) 13.6
US Bancorp ............. (603) (25,839) 30.1
Vail Resorts, Inc. .......... (177) (47,075) 54.8
VF Corp. ............... (609) (46,814) 54.5
Voya Financial, Inc. ........ (573) (31,779) 37.0
Shares Value
% of Basket
Value
United States (continued)
Vulcan Materials Co. ....... (633) $ (94,406) 110.0%
Waste Management, Inc. .... (603) (67,126) 78.2
Wells Fargo & Co. ......... (2,110) (63,047) 73.5
Wynn Resorts Ltd. ........ (705) (70,169) 81.8
Zoetis, Inc. .............. (97) (14,962) 17.4
(6,686,263)
Total Reference Entity — Short ............ (15,312,638)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (85,825)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.20%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 845,602 $ — $ 548,579 $ —
OTC Swaps ................................................................... — — 317,697 (908,852)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
40
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ 267,618 $ — $ 1,008,566 $ — $ 517,238 $ — $ 1,793,422
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4,284,012 — — 4,284,012
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 132,661 — 132,661
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 548,579 — — — — 548,579
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 317,697 — — — 317,697
$ 267,618 $ 548,579 $ 1,326,263 $ 4,284,012 $ 649,899 $ — $ 7,076,371
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... 32,880 — 794,986 — 739,910 — 1,567,776
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,518,318 — — 3,518,318
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 908,852 — — — 908,852
$ 32,880 $ — $ 1,703,838 $ 3,518,318 $ 739,910 $ — $ 5,994,946
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the six months ended January 31, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ (936,284) $ — $ 275,258 $ — $ (1,455,098) $ — $ (2,116,124)
Forward foreign currency exchange contracts .... — — — (2,161,149) — — (2,161,149)
Options purchased
(a)
.................... — — — — (80,440) — (80,440)
Swaps .............................. — 757,170 (1,872,788) — — — (1,115,618)
$ (936,284) $ 757,170 $ (1,597,530) $ (2,161,149) $ (1,535,538) $ — $ (5,473,331)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... (132,508) — 2,268,146 — (827,337) — 1,308,301
Forward foreign currency exchange contracts .... — — — 2,116,392 — — 2,116,392
Options purchased
(b)
.................... — — — — (8,715) — (8,715)
Swaps .............................. — 251,941 (2,657,584) — — — (2,405,643)
$ (132,508) $ 251,941 $ (389,438) $ 2,116,392 $ (836,052) $ — $ 1,010,335
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 293,068,180
Average notional value of contracts — short ................................................................................. 141,131,243
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 263,975,726
Average amounts sold — in USD ........................................................................................ 235,122,017
Options:
Average notional value of swaption contracts purchased ......................................................................... 34,428,599
Credit default swaps:
Average notional value — sell protection ................................................................................... 13,809,078
Total return swaps:
Average notional value ............................................................................................... 44,404,495
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ (936,284)
Futures contracts .................................................................................... $ 907,165 $ 1,488,464
Forward foreign currency exchange contracts ................................................................. 4,284,012 3,518,318
Options
(a)(b)
........................................................................................ 132,661 —
Swaps — Centrally cleared ............................................................................. 907 —
Swaps — OTC
(c)
.................................................................................... 317,697 908,852
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 5,642,442 $ 5,915,634
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(908,072) (1,488,464)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,734,370 $ 4,427,170
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA
(e)
............................. $ 1,607,540 $ — $ — $ (1,120,000) $ 487,540
Barclays Bank plc ................................ 26,292 (26,292) — — —
Barclays Bank plc
(e)
............................... 55,282 (55,282) — — —
BNP Paribas SA ................................. 18,734 — — — 18,734
BNP Paribas SA
(e)
................................ 54,839 (54,839) — — —
Citibank NA .................................... 3,715 (3,715) — — —
Credit Suisse International .......................... 94,531 — — — 94,531
Deutsche Bank AG
(e)
.............................. 21,307 (21,307) — — —
Goldman Sachs International ........................ 146,515 (10,330) — — 136,185
Goldman Sachs International
(e)
....................... 132,512 (46,063) — — 86,449
HSBC Bank plc .................................. 78,900 (78,900) — — —
HSBC Bank plc
(e)
................................ 1,176,926 (157,807) — (440,000) 579,119
JPMorgan Chase Bank NA
(e)
......................... 8,184 (8,184) — — —
Merrill Lynch International & Co. ...................... 135,678 (135,678) — — —
Morgan Stanley & Co. International plc
(e)
................. 1,118,879 (1,118,879) — — —
Toronto Dominion Bank ............................ 25,716 (10,376) — — 15,340
UBS AG ...................................... 28,820 (12,046) — — 16,774
$ 4,734,370 $ (1,739,698) $ — $ (1,560,000) $ 1,434,672

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Total Factor Fund
42
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(f)
Net Amount of
Derivative
Liabilities
(d)(g)
Barclays Bank plc ................................ $ 27,971 $ (26,292) $ — $ — $ 1,679
Barclays Bank plc
(e)
............................... 112,114 (55,282) — — 56,832
BNP Paribas SA
(e)
................................ 362,172 (54,839) — — 307,333
Citibank NA .................................... 98,640 (3,715) — — 94,925
Deutsche Bank AG ............................... 4,510 — — — 4,510
Deutsche Bank AG
(e)
.............................. 73,337 (21,307) — — 52,030
Goldman Sachs International ........................ 10,330 (10,330) — — —
Goldman Sachs International
(e)
....................... 46,063 (46,063) — — —
HSBC Bank plc .................................. 209,651 (78,900) — — 130,751
HSBC Bank plc
(e)
................................ 157,807 (157,807) — — —
JPMorgan Chase Bank NA .......................... 24,344 — — — 24,344
JPMorgan Chase Bank NA
(e)
......................... 47,508 (8,184) — — 39,324
Merrill Lynch International & Co. ...................... 553,188 (135,678) — (417,510) —
Morgan Stanley & Co. International plc
(e)
................. 2,677,052 (1,118,879) — (1,220,000) 338,173
Toronto Dominion Bank ............................ 10,376 (10,376) — — —
UBS AG ...................................... 12,046 (12,046) — — —
Westpac Banking Corp. ............................ 61 — — — 61
$ 4,427,170 $ (1,739,698) $ — $ (1,637,510) $ 1,049,962
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2021
See notes to consolidated financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks ......................................... $ 334 $ — $ — $ 334
Foreign Government Obligations .............................. — 9,980,003 — 9,980,003
U.S. Treasury Obligations ................................... — 9,864,642 — 9,864,642
Short-Term Securities:
Money Market Funds ...................................... 15,017,613 — — 15,017,613
U.S. Treasury Obligations ................................... — 87,273,631 — 87,273,631
Options Purchased:
Interest rate contracts ...................................... — 132,661 — 132,661
$ 15,017,947 $ 107,250,937 $ — $ 122,268,884
Derivative Financial Instruments
(a)
Assets:
Commodity contracts ....................................... $ 267,618 $ — $ — $ 267,618
Credit contracts ........................................... — 548,579 — 548,579
Equity contracts ........................................... 1,008,566 317,697 — 1,326,263
Foreign currency exchange contracts ............................ — 4,284,012 — 4,284,012
Interest rate contracts ....................................... 517,238 — — 517,238
Liabilities:
Commodity contracts ....................................... (32,880) — — (32,880)
Equity contracts ........................................... (794,986) (908,852) — (1,703,838)
Foreign currency exchange contracts ............................ — (3,518,318) — (3,518,318)
Interest rate contracts ....................................... (739,910) — — (739,910)
$ 225,646 $ 723,118 $ — $ 948,764
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Statement of Assets and Liabilities
(unaudited)
January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
44
+
+
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
ASSETS
Investments at value — unaffiliated (cost — $105,295,646) .............................................................................. $ 107,251,271
Investments at value — affiliated (cost — $15,017,613) ................................................................................ 15,017,613
Cash ................................................................................................................. 8,774,297
Cash pledged: –
Collateral — OTC derivatives ................................................................................................ 11,090,000
Futures contracts ........................................................................................................ 11,709,000
Centrally cleared swaps .................................................................................................... 1,345,000
Foreign currency at value (cost — $12,419,767) ..................................................................................... 12,990,000
Receivables: –
Swaps   .............................................................................................................. 363,455
Capital shares sold ....................................................................................................... 147,529
Dividends — affiliated ..................................................................................................... 175
From the Manager ....................................................................................................... 8,593
Variation margin on futures contracts ........................................................................................... 907,165
Variation margin on centrally cleared swaps ...................................................................................... 907
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 4,284,012
OTC swaps ............................................................................................................ 317,697
Prepaid expenses ......................................................................................................... 112,557
Total assets .............................................................................................................
174,319,271
LIABILITIES
Cash received as collateral for OTC derivatives ..................................................................................... 2,060,000
Payables: –
Accounting services fees ................................................................................................... 103,876
Administration fees ....................................................................................................... 6,018
Capital shares redeemed ................................................................................................... 172,093
Investment advisory fees .................................................................................................. 9,056
Trustees' and Officer's fees ................................................................................................. 3,436
Other affiliate fees ....................................................................................................... 106
Service and distribution fees ................................................................................................. 1,332
Variation margin on futures contracts ........................................................................................... 1,488,464
Other accrued expenses ................................................................................................... 242,058
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 3,518,318
OTC swaps ............................................................................................................ 908,852
Total liabilities ............................................................................................................
8,513,609
NET ASSETS ............................................................................................................
$ 165,805,662
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 224,564,295
Accumulated loss ......................................................................................................... (58,758,633)
NET ASSETS ............................................................................................................
$ 165,805,662

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2021
45
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 134,031,389
Shares outstanding .................................................................................................
15,348,703
Net asset value ....................................................................................................
$ 8.73
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 5,360,543
Shares outstanding .................................................................................................
617,809
Net asset value ....................................................................................................
$ 8.68
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 235,202
Shares outstanding .................................................................................................
27,472
Net asset value ....................................................................................................
$ 8.56
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 26,178,528
Shares outstanding .................................................................................................
2,995,111
Net asset value ....................................................................................................
$ 8.74
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Consolidated Statement of Operations
(unaudited)
Six Months Ended January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders
46
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 2,003
Interest — unaffiliated
(a)
................................................................................................... 243,067
Total investment income .....................................................................................................
245,070
EXPENSES
Investment advisory ...................................................................................................... 570,223
Accounting services ...................................................................................................... 119,451
Transfer agent — class specific .............................................................................................. 106,506
Registration ........................................................................................................... 83,067
Professional ........................................................................................................... 71,125
Administration ......................................................................................................... 48,469
Administration — class specific .............................................................................................. 22,808
Custodian ............................................................................................................. 19,863
Printing and postage ..................................................................................................... 15,929
Service and distribution — class specific ........................................................................................ 9,301
Trustees and Officer ...................................................................................................... 6,978
Miscellaneous .......................................................................................................... 322
Total expenses ...........................................................................................................
1,074,042
Less: –
Administration fees waived — class specific ...................................................................................... (22,767)
Fees waived and/or reimbursed by the Manager ................................................................................... (362,265)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (58,886)
Total expenses after fees waived and/or reimbursed ..................................................................................
630,124
Net investment loss ........................................................................................................
(385,054)
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,901,034)
Net realized gain (loss) from: $ –
Investments — unaffiliated ............................................................................................... (242,823)
Forward foreign currency exchange contracts ................................................................................... (2,161,149)
Foreign currency transactions ............................................................................................. 313,232
Futures contracts ...................................................................................................... (2,116,124)
Swaps ............................................................................................................. (1,115,618)
A
(5,322,482)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................... 134,697
Forward foreign currency exchange contracts ................................................................................... 2,116,392
Foreign currency translations .............................................................................................. 267,700
Futures contracts ...................................................................................................... 1,308,301
Swaps ............................................................................................................. (2,405,643)
A
1,421,447
Net realized and unrealized loss ................................................................................................
(3,901,035)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................................................
$ (4,286,089)

Consolidated Statements of Changes in Net Assets

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total Factor Fund
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ (385,054) $ 3,093,443
Net realized loss .................................................................................. (5,322,482) (56,389,744)
Net change in unrealized appreciation (depreciation) .......................................................... 1,421,447 (6,604,347)
Net decrease in net assets resulting from operations ............................................................
(4,286,089) (59,900,648)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... — (7,545,741)
Investor A ..................................................................................... — (251,603)
Investor C ..................................................................................... — (16,900)
Class K ....................................................................................... — (567,568)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (8,381,812)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(132,093,572) 137,702,357
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (136,379,661) 69,419,897
Beginning of period .................................................................................. 302,185,323 232,765,426
End of period ......................................................................................
$ 165,805,662 $ 302,185,323
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
48
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Total Factor Fund
Institutional
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.78 $ 10.50 $ 10.18 $ 10.18 $ 9.79 $ 9.96
Net investment income (loss)
(a)
...................
(0.01) 0.09 0.16 0.08 0.00
(b)
(0.04)
Net realized and unrealized gain (loss) .............
(0.04) (1.51) 0.44 0.39 0.53 0.29
Net increase (decrease) from investment operations ......
(0.05) (1.42) 0.60 0.47 0.53 0.25
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.01) (0.24) — (0.04) (0.42)
From net realized gain .........................
— (0.29) (0.04) (0.47) (0.10) —
Total distributions .............................
— (0.30) (0.28) (0.47) (0.14) (0.42)
Net asset value, end of period ....................
$ 8.73 $ 8.78 $ 10.50 $ 10.18 $ 10.18 $ 9.79
Total Return
(d)
(0.57)% (13.93)% 6.10% 4.59% — —
Based on net asset value ........................
(0.57)%
(e)
(13.93)% 6.10% 4.59% 5.46% 2.86%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.94%
(g)
0.84% 1.29% 1.82% 1.65% 1.61%
Total expenses after fees waived and/or reimbursed ......
0.55%
(g)
0.55% 0.55% 0.54% 0.68% 1.00%
Net investment income (loss) .....................
(0.33)%
(g)
0.97% 1.55% 0.76% (0.03)% (0.45)%
Supplemental Data
Net assets, end of period (000) ....................
$ 134,031 $ 265,507 $ 206,351 $ 122,627 $ 31,334 $ 27,712
Portfolio turnover rate ..........................
16% 166% 74% 64% 73% 11%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.05% 0.11% 0.08%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
49
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Total Factor Fund
Investor A
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.74 $ 10.46 $ 10.15 $ 10.15 $ 9.77 $ 9.93
Net investment income (loss)
(a)
...................
(0.03) 0.07 0.13 0.02 (0.02) (0.07)
Net realized and unrealized gain (loss) .............
(0.03) (1.50) 0.44 0.42 0.52 0.30
Net increase (decrease) from investment operations ......
(0.06) (1.43) 0.57 0.44 0.50 0.23
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.00)
(c)
(0.22) — (0.02) (0.39)
From net realized gain .........................
— (0.29) (0.04) (0.44) (0.10) —
Total distributions .............................
— (0.29) (0.26) (0.44) (0.12) (0.39)
Net asset value, end of period ....................
$ 8.68 $ 8.74 $ 10.46 $ 10.15 $ 10.15 $ 9.77
Total Return
(d)
(0.69)% (14.07)% 5.80% 4.35% — —
Based on net asset value ........................
(0.69)%
(e)
(14.07)% 5.80% 4.35% 5.16% 2.68%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.31%
(g)
1.22% 1.65% 2.20% 2.09% 2.03%
Total expenses after fees waived and/or reimbursed ......
0.80%
(g)
0.80% 0.80% 0.80% 0.91% 1.25%
Net investment income (loss) .....................
(0.60)%
(g)
0.73% 1.28% 0.18% (0.21)% (0.70)%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,361 $ 6,916 $ 7,423 $ 4,936 $ 2,327 $ 1,448
Portfolio turnover rate ..........................
16% 166% 74% 64% 73% 11%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.05% 0.11% 0.08%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
50
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Total Factor Fund
Investor C
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.66 $ 10.40 $ 10.08 $ 10.07 $ 9.71 $ 9.84
Net investment income (loss)
(a)
...................
(0.06) (0.01) 0.04 (0.11) (0.10) (0.13)
Net realized and unrealized gain (loss) .............
(0.04) (1.48) 0.44 0.48 0.52 0.29
Net increase (decrease) from investment operations ......
(0.10) (1.49) 0.48 0.37 0.42 0.16
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.00)
(c)
(0.12) — — (0.29)
From net realized gain .........................
— (0.25) (0.04) (0.36) (0.06) —
Total distributions .............................
— (0.25) (0.16) (0.36) (0.06) (0.29)
Net asset value, end of period ....................
$ 8.56 $ 8.66 $ 10.40 $ 10.08 $ 10.07 $ 9.71
Total Return
(d)
(1.15)% (14.68)% 4.95% 3.62% — —
Based on net asset value ........................
(1.15)%
(e)
(14.68)% 4.95% 3.62% 4.40% 1.82%
Ratios to Average Net Assets
(f)
Total expenses ...............................
2.07%
(g)
1.92% 2.47% 2.98% 2.80% 2.72%
Total expenses after fees waived and/or reimbursed ......
1.54%
(g)
1.55% 1.55% 1.55% 1.68% 2.00%
Net investment income (loss) .....................
(1.35)%
(g)
(0.06)% 0.41% (1.08)% (1.01)% (1.45)%
Supplemental Data
Net assets, end of period (000) ....................
$ 235 $ 304 $ 608 $ 755 $ 908 $ 659
Portfolio turnover rate ..........................
16% 166% 74% 64% 73% 11%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.05% 0.11% 0.08%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
51
Consolidated Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Total Factor Fund
Class K
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2020 2019 2018
Net asset value, beginning of period .............................
$ 8.79 $ 10.51 $ 10.18 $ 10.18 $ 9.76
Net investment income (loss)
(b)
.................................
(0.01) 0.10 0.14 0.28 0.01
Net realized and unrealized gain (loss) ...........................
(0.04) (1.52) 0.47 0.19 0.41
Net increase (decrease) from investment operations ....................
(0.05) (1.42) 0.61 0.47 0.42
Distributions
(c)
– – – – –
From net investment income ..................................
— (0.01) (0.24) — —
From net realized gain .......................................
— (0.29) (0.04) (0.47) —
Total distributions ...........................................
— (0.30) (0.28) (0.47) —
Net asset value, end of period ..................................
$ 8.74 $ 8.79 $ 10.51 $ 10.18 $ 10.18
Total Return
(d)
(0.57)% (13.89)% 6.23% 4.61% —
Based on net asset value ......................................
(0.57)%
(e)
(13.89)% 6.23% 4.61% 4.30%
(e)
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.86%
(g)
0.77% 1.29% 1.81% 1.84%
(g)
Total expenses after fees waived and/or reimbursed ....................
0.50%
(g)
0.50% 0.50% 0.50% 0.49%
(g)
Net investment income (loss) ...................................
(0.30)%
(g)
1.08% 1.43% 2.79% 0.28%
(g)
Supplemental Data
Net assets, end of period (000) ..................................
$ 26,179 $ 29,458 $ 18,383 $ 28,440 $ 230
Portfolio turnover rate ........................................
16% 166% 74% 64% 73%
(h)
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2020 2019 2018
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.05% 0.11%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
52
ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Total Factor Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Strategic Risk Allocation Fund, Ltd.
(the “Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables  the
Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $10,479,776 , which is 6.3%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”
Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
54
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to variation margin.
Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
56
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.50%
$1 Billion - $3 Billion ..................................................................................................... 0.47
$3 Billion - $5 Billion ..................................................................................................... 0.45
$5 Billion - $10 Billion .................................................................................................... 0.44
Greater than $10 Billion .................................................................................................. 0.43

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Consolidated Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 7,887
Investor C ........................................................................................................ 1,414
$ 9,301
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 19,601
Investor A ........................................................................................................ 632
Investor C ........................................................................................................ 28
Class K ......................................................................................................... 2,547
$ 22,808
Institutional .................................................................................................... $ 381
Investor A ..................................................................................................... 102
Class K ...................................................................................................... 49
$ 532
Institutional ....................................................................................................... $ 98,788
Investor A ........................................................................................................ 6,723
Investor C ........................................................................................................ 316
Class K ......................................................................................................... 679
$ 106,506

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
58
Other Fees: For the  six months ended  January 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $4 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 202 1 .
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust , as defined in the 1940 Act
("Independent Trustees "), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended January 31, 2021, the amount waived was $3,770.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2021, the Manager waived and/
or reimbursed $358,495 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended January 31, 2021, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “ Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
Institutional .......................................................................................................... 0.55%
Investor A ........................................................................................................... 0.80
Investor C ........................................................................................................... 1.55
Class K ............................................................................................................ 0.50
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Total Factor Fund
Institutional .................................................................................... $ 19,60 1 $ 52,70 1
Investor A ..................................................................................... 632 5,265
Investor C ..................................................................................... 28 258
Class K ...................................................................................... 2,506 662
$ 22,76 7 $ 58,88 6

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
PURCHASES AND SALES
For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:
RULE ABOVE
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
As of July 31, 2020, the Fund had non-expiring capital loss carryforward available to offset future realized capital gains of $3,865,479.
As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
BlackRock Funds
SM
, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended January 31, 2021, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Total Factor Fund ............................................ $ 1,614,518 $ 3,913,629 $ 1,699,162 $ 5,003,409
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Factor Fund ......................................... $ 120,491,071 $ 8,795,250 $ (6,068,673) $ 2,726,577

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
60
in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
01/31/21
Year Ended
07/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
3,100,094 $ 26,752,991 25,158,025 $ 253,451,052
Shares issued in reinvestment of distributions ........................
— — 659,597 6,741,082
Shares redeemed .........................................
(17,979,612) (154,183,819) (15,239,548) (138,351,670)
Net increase (decrease) .......................................
(14,879,518) $ (127,430,828) 10,578,074 $ 121,840,464
Investor A
Shares sold and automatic conversion of shares ......................
45,343 $ 388,563 555,698 $ 5,622,773
Shares issued in reinvestment of distributions ........................
— — 24,603 250,453
Shares redeemed .........................................
(219,024) (1,854,013) (498,310) (4,740,113)
Net increase (decrease) .......................................
(173,681) $ (1,465,450) 81,991 $ 1,133,113
Investor C
Shares sold .............................................
35 $ 302 18,610 $ 192,871
Shares issued in reinvestment of distributions ........................
— — 1,668 16,900
Shares redeemed and automatic conversion of shares ..................
(7,701) (64,208) (43,586) (387,232)
Net decrease ..............................................
(7,666) $ (63,906) (23,308) $ (177,461)
Class K
Shares sold .............................................
696,896 $ 6,014,210 3,277,222 $ 30,256,148
Shares issued in reinvestment of distributions ........................
— — 55,535 571,969
Shares redeemed .........................................
(1,052,487) (9,147,598) (1,731,696) (15,921,876)
Net increase (decrease) .......................................
(355,591) $ (3,133,388) 1,601,061 $ 14,906,241
Total Net Increase (Decrease)
(15,416,456) $ (132,093,572) 12,237,818 $ 137,702,357

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Semi-Annual Report to Shareholders
62
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(“the Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Total Factor Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
64
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio A bbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SRA-1/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
            section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: April 5, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 5, 2021